Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Feb. 17, 2023
Entity Registrant Name	dei_EntityRegistrantName	Innovator ETFs Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001415726
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb. 27, 2023
Document Effective Date	dei_DocumentEffectiveDate	Feb. 27, 2023
Innovator Double Stacker 9 Buffer ETF - January
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	DBJA
Risk/Return [Heading]	rr_RiskReturnHeading	Innovator Double Stacker 9 Buffer ETF™ – January
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks to provide investors with returns that match those of the SPDR® S&P 500® ETF Trust, up to the upside cap of 9.06% (prior to taking into account management fees and other fees) while providing a buffer against the first 9% (prior to taking into account management fees and other fees) of SPDR® S&P 500® ETF Trust losses, over the period from January 1, 2023 to December 31, 2023. The Fund also seeks to provide investors with any positive returns of the Invesco QQQ TrustSM, Series 1, up to the upside cap of 9.06% (prior to taking into account management fees and other fees) over the period from January 1, 2023 to December 31, 2023.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. During the fiscal year ended October 31, 2022, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio.

Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. This example does not include the brokerage commissions that investors may pay to buy and sell Shares.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

General Strategy Description. The Fund will invest substantially all of its assets in a portfolio of FLexible EXchange® Options (“FLEX Options”) that reference both the SPDR® S&P 500® ETF Trust (“S&P 500 ETF”) and the Invesco QQQ TrustSM, Series 1 (the “QQQ ETF,” and together with the S&P 500 ETF, the “Underlying ETFs”). Each Underlying ETF is an exchange-traded fund registered under the Investment Company Act of 1940 (the “1940 Act”). The S&P 500 ETF seeks to track the investment results of the S&P 500 Index, a large-cap, market-weighted, U.S. equities index that tracks the performance of 500 leading companies in leading industries. The QQQ ETF seeks to track the investment results of the NASDAQ-100 Index, a modified market capitalization-weighted index composed of the 100 largest (by market capitalization) domestic and international non-financial companies listed on the NASDAQ Stock Market, LLC. To the extent the Underlying ETFs concentrate (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent. Through its use of FLEX Options on the Underlying ETFs, the Fund has significant exposure to information technology companies.

Additional information about the Underlying ETFs is set forth in the section entitled “Additional Information Regarding the Fund’s Principal Investment Strategies.” Due to the unique mechanics of the Fund’s strategy, the return an investor can expect to receive from an investment in the Fund has characteristics that are distinct from many other investment vehicles. It is important that an investor understand these characteristics before making an investment in the Fund.

In general, an option contract is an agreement between a buyer and seller that gives the purchaser of the option the right to buy or sell a particular asset at a specified future date at an agreed upon price. FLEX Options are exchange-traded options contracts with uniquely customizable terms. Although guaranteed for settlement by the Options Clearing Corporation (the “OCC”), FLEX Options are still subject to counterparty risk with the OCC and may be less liquid than more traditional exchange-traded options. Each of the FLEX Options purchased and sold throughout the Outcome Period will have the same terms (i.e., strike price and expiration) as the corresponding FLEX Options purchased and sold at the outset of the Outcome Period. A detailed explanation regarding the terms of the FLEX Options and the mechanics of the Fund’s strategy can be found below and in the section entitled “Additional Information About the Fund’s Principal Investment Strategies.”

The pre-determined outcomes sought by the Fund, which includes the upside return caps discussed below (the “Outcomes”), are based upon the performance of each Underlying ETF’s share price over successive approximately one-year periods (each, an “Outcome Period”). The start and end dates of an Outcome Period correspond to the date on which the Fund entered into the FLEX Options comprising its portfolio and the date on which those FLEX Options expire. Upon the conclusion of the Outcome Period, the Fund will receive the cash value of all the FLEX Options it held for the prior Outcome Period. It will then invest in a new series of FLEX Options with an expiration date in approximately one year, and a new Outcome Period will begin. The current Outcome Period is from January 1, 2023 through December 31, 2023. Each subsequent Outcome Period is expected to begin on the first day of January and conclude on the last day of December. The Outcomes may only be realized by investors who continuously hold Shares from the commencement of the Outcome Period until its conclusion. Investors who purchase Shares after the Outcome Period has begun, or sell Shares prior to the Outcome Period’s conclusion, may experience investment returns very different from those that the Fund seeks to provide.

The Outcomes. The Fund seeks to provide returns based upon the price performance of the S&P 500 ETF, up to a cap on upside returns and subject to a buffer, over the duration of the Outcome Period (the “S&P 500 ETF Returns”). The Fund also seeks to supplement the S&P 500 ETF Returns with any gains experienced by the QQQ ETF, up to a cap on upside returns, over the duration of the Outcome Period (the “QQQ ETF Returns”). The Fund seeks to experience performance over the duration of the Outcome Period equal to the sum of the S&P 500 ETF Returns and the QQQ ETF Returns. There is no guarantee that the Fund will successfully provide the Outcomes.

S&P 500 ETF Returns. If the S&P 500 ETF’s share price increases in value over the duration of the Outcome Period, the Fund seeks to experience an increase in value that approximately matches the increase experienced by the S&P 500 ETF, subject to an upside return cap discussed in greater detail below. If the S&P 500 ETF’s share price decreases in value over the duration of the Outcome Period, the Fund seeks to experience a decrease in value that approximately matches the decrease experienced by the S&P 500 ETF, subject to a buffer against of up to 9% of S&P 500 ETF losses (the “Buffer”). The Fund will participate in all S&P 500 ETF losses of greater than 9% on a one-to-one basis.

QQQ ETF Returns. If the QQQ ETF’s share price increases in value over the duration of the Outcome Period, the Fund seeks to experience an increase in value that approximately matches the increase experienced by the QQQ ETF, subject to an upside return cap discussed in greater detail below. The Fund’s net asset value (“NAV”) will not participate in any decreases in value experienced by the QQQ ETF when measured from the beginning to the end of the Outcome Period.

If the QQQ ETF’s share price decreases in value over the course of an entire Outcome Period, the Fund’s overall performance will be approximately the S&P 500 ETF Return for the Outcome Period. For an investor that purchases Fund Shares during an Outcome Period after the QQQ ETF has increased in value, in the event that the QQQ ETF’s share price was to subsequently decrease in value after an increase in its respective value, that decrease would also be reflected in the Fund’s NAV.

The hypothetical graphical illustration provided below is designed to illustrate the Outcomes based upon the hypothetical performances of the Underlying ETFs for a shareholder that holds Fund Shares for the entirety of the Outcome Period. Additional hypothetical graphical representations of the Outcomes are provided in “Additional Information Regarding the Fund’s Principal Investment Strategies.” There is no guarantee that the Fund will be successful in its attempt to provide the Outcomes for an Outcome Period. The returns that the Fund seeks to provide do not include the costs associated with purchasing Fund Shares and certain expenses incurred by the Fund.

The following table contains hypothetical examples designed to illustrate the Outcomes the Fund seeks to provide over an Outcome Period, based upon the performance of the S&P 500 ETF from -100% to 100% and using corresponding examples of performance of the other Underlying ETF.  The table is provided for illustrative purposes and does not provide every possible performance scenario for Shares over the course of an Outcome Period.  There is no guarantee that the Fund will be successful in its attempt to provide the Outcomes for an Outcome Period. The performance examples of the QQQ ETF that correspond to each hypothetical S&P 500 ETF performance example are also hypothetical and are provided solely as illustrations of the Fund’s performance when the two Underlying ETFs perform at various levels over an Outcome Period and does not purport to be representative of how each Underlying ETF will in fact perform in relation to each other. There is no guarantee that the Fund will be successful in its attempt to provide buffered returns. The table is not intended to predict or project the performance of the Underlying ETFs, FLEX Options or the Fund. Fund shareholders should not take this information as an assurance of the expected performance of any of the Underlying ETFs or return on the Fund’s Shares. The actual overall performance of the Fund will vary with fluctuations in the value of the FLEX Options during the Outcome Period, among other factors. Please refer to the Fund’s website, www.innovatoretfs.com/dbja, which provides updated information relating to this table on a daily basis throughout the Outcome Period.

SPY Price Performance	(100)%	(50)%	(20)%	(10)%	(5)%	0%	5%	10%	15%	20%	50%	100%
QQQ Price Performance	(100)%	(60)%	(35)%	(15)%	(15)%	5%	15%	15%	30%	35%	60%	100%
Innovator Double Stacker 9 Buffer ETF™ – January Performance[1]	(91)%	(41)%	(11)%	(1)%	0%	5%	14.06%	18.12%*	18.12%*	18.12%*	18.12%*	18.12%*
SPY Leg Performance[2]	(91)%	(41)%	(11)%	(1)%	0%	0%	5%	9.06%	9.06%	9.06%	9.06%	9.06%
QQQ Leg Performance[2]	0%	0%	0%	0%	0%	5%	9.06%	9.06%	9.06%	9.06%	9.06%	9.06%
*

The Cumulative Fund Cap is set on the first day of the Outcome Period and is 18.12% prior to taking into account any fees or expenses charged to shareholders. When the Fund’s annual Fund management fee of 0.79% of the Fund’s average daily net assets is taken into account, the Cumulative Fund Cap is 17.33%. The Fund’s annual management fee of 0.79% of the Fund’s average daily net assets, any shareholder transaction fees and any extraordinary expenses incurred by the Fund will have the effect of reducing the Cap and Buffer amounts for Fund shareholders.

[1]

The performance of the Fund over the Outcome Period is the result of the Fund providing returns that match the S&P 500 ETF and any gains experienced by the QQQ ETF. However, the Fund will not participate in any losses experienced by the QQQ ETF over the duration of an Outcome Period. For example, if hypothetically the S&P 500 ETF’s share price decreases by 10% and the QQQ ETF’s share price decreases by 15% over the duration of an Outcome Period, the Fund will participate in the losses of the S&P 500 ETF, but not the losses of the QQQ ETF, which would result in a net Fund loss of 1% over the duration of the Outcome Period after taking into consideration the Buffer.

[2]	The “Leg Performance” represents the change in the performance of the Fund for an Outcome Period that is a result of the Underlying ETF’s performance for such Outcome Period.

The Outcome Period. The Outcomes sought by the Fund are based upon the Fund’s NAV on the first day of the Outcome Period. The Outcome Period begins on the day the FLEX Options are entered into and ends on the day they expire. Each FLEX Option’s value is ultimately derived from the performance of the applicable Underlying ETF over the duration of the Outcome Period. Because the terms of the FLEX Options don’t change, the Buffer relates to the Fund’s NAV on the first day of the Outcome Period. A shareholder that purchases Shares after the commencement of the Outcome Period will likely have purchased Shares at a different NAV than the NAV on the first day of the Outcome Period (the NAV upon which the Outcomes are based) and may experience investment outcomes very different from those sought by the Fund. A shareholder that sells Shares prior to the end of the Outcome Period may also experience investment outcomes very different from those sought by the Fund. To achieve the Outcomes sought by the Fund for the Outcome Period, an investor must be holding Shares on the day that the Fund enters into the FLEX Options and on the day those FLEX Options expire. There is no guarantee that the Fund will be successful in its attempt to provide the Outcomes.

The Fund’s assets will be principally composed of FLEX Options, the value of which is derived from the performance of the underlying reference asset, the applicable Underlying ETF’s share price. However, because a component of an option’s value is the number of days remaining until its expiration, during the Outcome Period, the Fund’s NAV will not directly correlate on a day-to-day basis with the returns experienced by the Underlying ETF. While the Fund’s investment sub-advisor, Milliman Financial Risk Management LLC (“Milliman” or the “Sub-Adviser”), generally anticipates that the Fund’s NAV will move in the same direction as the Underlying ETF’s share price. For example, during an Outcome Period, the Fund’s NAV is expected to increase if each Underlying ETF’s share price increases or one of the Underlying ETF’s share price increase offsets any decrease in the other Underlying ETF. Similarly, during an Outcome Period, the Fund’s NAV is expected to decrease if each Underlying ETF’s share price decreases or one of the Underlying ETF’s share price decrease offsets any increase in the other Underlying ETF. However, the Fund’s NAV will not directly correlate on a day-to-day basis with the returns experienced by the Underlying ETFs because a component of an Underlying ETF’s value is the number of days remaining until the expiration of the FLEX Options during the Outcome Period. Similarly, the amount of time remaining until the end of the Outcome Period also affects the impact of the Buffer on the Fund’s NAV, which may not be in full effect prior to the end of the Outcome Period. The Fund’s strategy is designed to produce the Outcomes upon the expiration of the FLEX Options on the last day of the Outcome Period and it should not be expected that the Outcomes will be provided at any point prior to that time.

While the Fund will not participate in any QQQ ETF losses when measured from the beginning to the end of an Outcome Period as whole, a decrease in the value of the QQQ ETF’s share price may cause a decrease in the Fund’s NAV while an Outcome Period is on-going. In the event an Outcome Period has begun, and the QQQ ETF’s share price has increased in value, such an increase will be reflected in the value of the Fund’s purchased call option on the QQQ ETF. Accordingly, in the event that the QQQ ETF’s share price was to subsequently decrease in value, that decrease would also be reflected in the value of that option, and therefore the Fund’s NAV. An investor that purchases Fund Shares after the QQQ ETF has increased in value may be negatively affected by future decreases.

Upside Return Caps. The extent to which the Fund will participate in gains experienced by the S&P 500 ETF and QQQ ETF is subject to an upside return cap (the “S&P 500 ETF Cap” and “QQQ ETF Cap,” respectively, and together, the “Underlying ETF Caps”) that each represents the maximum percentage return the Fund can achieve from its FLEX Options that reference the S&P 500 ETF and QQQ ETF, respectively, for the duration of the Outcome Period. Therefore, even though the Fund’s returns are based upon the performance of each Underlying ETF’s share price, if an Underlying ETF experiences returns for the Outcome Period in excess of its Underlying ETF Cap, the Fund will not experience those excess gains. The sum of the S&P 500 ETF Cap and QQQ ETF Cap represents the maximum percentage return the Fund itself can experience for the Outcome Period (the “Cumulative Fund Cap”). The Underlying ETF Caps and Cumulative Fund Cap should be considered before investing in the Fund. If an investor is considering purchasing Shares during the Outcome Period, and the Fund has already increased in value to a level near to the Cumulative Fund Cap, an investor purchasing Shares at that price has limited to no gains available for the remainder of the Outcome Period but remains vulnerable to significant downside risks. The Underlying ETF Caps and Cumulative Fund Cap may rise or fall from one Outcome Period to the next.

The Underlying ETF Caps and Cumulative Fund Cap will be determined on the first day of the Outcome Period based upon prevailing market conditions. For the current Outcome Period, the Underlying ETF Caps and Cumulative Fund Cap are set forth below, prior to taking into account any fees or expenses charged to shareholders.

•	The S&P 500 ETF Cap is 9.06%.

•	The QQQ ETF Cap is 9.06%.

•	The Cumulative Fund Cap is 18.12%.

When the Fund’s annual Fund management fee of 0.79% of the Fund’s average daily net assets is taken into account, the Underlying ETF Caps and Cumulative Fund Cap are revised downwards accordingly as set forth below and will be further reduced by any shareholder transaction fees and any extraordinary expenses incurred by the Fund.

•	The S&P 500 ETF Cap is 8.66%.

•	The QQQ ETF Cap is 8.66%.

•	The Cumulative Fund Cap is 17.33%.

For the purpose of this prospectus, “extraordinary expenses” are non-recurring expenses that may incurred by the Fund outside of the ordinary course of its business, including, without limitation, costs incurred in connection with any claim, litigation, arbitration, mediation, government investigation or similar proceedings, indemnification expenses and expenses in connection with holding and/or soliciting proxies for a meeting of Fund shareholders.

The occurrence of the Underlying ETF Caps (and therefore, the Cumulative Fund Cap, which is the sum of the Underlying ETF Caps) is a result of the design of the Fund’s principal investment strategy and the properties of the FLEX Options that comprise its portfolio. In order to provide the Buffer (which is described in detail below), the Fund, at the outset of the Outcome Period, purchases a put option on the S&P 500 ETF with a strike price approximately equal to the S&P 500 ETF’s share price at the outset of the Outcome Period. At the same time, it sells a put option on the S&P 500 ETF with a strike price approximately equal to 91% of the S&P 500 ETF’s share price at the outset of the Outcome Period. As a purchaser of a put option, the Fund is obligated to pay a premium to the seller. However, the Fund will also receive a premium in connection with its sale of a put option. Nonetheless, the amount of the premium that the Fund must pay in connection with its purchase of the put option will exceed the amount of the premium that the Fund will receive in connection with its sale of the put option. Because the Fund’s principal investment strategy is designed so that all premiums that the Fund must pay in connection with its FLEX Options positions must be offset by premiums it receives in connection with its FLEX Options positions, the Fund will sell a call option entitling the Fund to receive a premium equal to the difference between the premium the Fund must pay and the premium it receives from the FLEX Options that establish the Buffer. The strike price of this FLEX Option relative to the S&P 500 ETF’s share price determines the S&P 500 ETF Cap.

At the outset of the Outcome Period, the Fund also purchases a call option on the QQQ ETF with a strike price approximately equal to the QQQ ETF’s share price at the outset of the Outcome Period. If the QQQ ETF’s share price increases in value over the duration of the Outcome Period, the Fund will exercise the option and realize a gain approximately equal to the difference in the value of the QQQ ETF’s share price at the outset of the Outcome Period and the value of its share price at the conclusion of the Outcome Period. If the QQQ ETF’s share price decreases in value, the Fund will not exercise the option and it will expire worthless. This is the mechanism by which the Fund participates in any gains experienced by the QQQ ETF, but will not participate in losses experienced by the QQQ ETF, when measured from the beginning to the end of the Outcome Period. However, as a purchaser of a call option, the Fund is obligated to pay a premium to the seller. Because the Fund’s principal investment strategy is designed so that all premiums that the Fund must pay in connection with its FLEX Options positions must be offset by premiums it receives in connection with its FLEX Options positions, the Fund will sell a call option entitling the Fund to receive a premium equal to the premium it must pay in connection with its purchased call option. The strike price of this FLEX Option relative to the QQQ ETF’s share price determines the QQQ ETF Cap.

Buffer. If the S&P 500 ETF’s share price decreases in value over the duration of the Outcome Period, the Fund’s strategy has been designed such that the Fund will experience a decrease in value that approximately matches the decrease experienced by the S&P 500 ETF, subject to the 9% Buffer. The Buffer is designed to be operative against the first 9% of losses experienced by the S&P 500 ETF. This means that if the S&P 500 ETF’s share price decreases in value by up to 9% over the duration of the Outcome Period, the Fund seeks not to participate in any of those losses. However, if the S&P 500 ETF experiences losses in excess of 9% over the duration of the Outcome Period, the Fund will participate in all losses exceeding 9% on a one-to-one basis. Therefore, if the S&P 500 ETF’s share price experienced a decrease in value of 9% over the duration of the Outcome Period, the Fund seeks not to participate in any of those losses. However, if the S&P 500 ETF’s share price were to experience a decrease in value of 10%, the Fund’s strategy is designed such that the Fund would be expected to experience a corresponding decrease in value of 1%. There is no guarantee that the Fund will be successful in its attempt to provide buffered returns.

At the outset of the Outcome Period, the Fund creates the Buffer by purchasing a put option on the S&P 500 ETF at approximately the S&P 500 ETF’s current strike price and selling a put option on the S&P 500 ETF at approximately 91% of the S&P 500 ETF’s current strike price. As the purchaser of a put option, at the expiration of the option (which is therefore the last day of the Outcome Period), the Fund has the right to sell the S&P 500 ETF back to the seller at a price equal to the S&P 500 ETF’s share price at the outset of the Outcome Period. The Fund will exercise this option if the S&P 500 ETF’s share price at the conclusion of the Outcome Period is less than it was at the outset of the Outcome Period. When the trade is settled, the Fund would experience a gain from this position approximately equal to the difference between the S&P 500 ETF’s share price at the outset of the Outcome Period and its value at conclusion of the Outcome Period.

As the seller of a put option on the S&P 500 ETF at approximately 91% of the S&P 500 ETF’s current strike price, the purchaser of that put option has the right to sell the S&P 500 ETF back to the seller at a price equal to 91% S&P 500 ETF’s share price at the outset of the Outcome Period. The purchaser will exercise this option if the S&P 500 ETF’s share price at the conclusion of the Outcome Period is less than 91% of what it was at the outset of the Outcome Period.

Therefore, if the S&P 500 ETF’s share price has decreased in value over the duration of the Outcome Period, but by less than 9%, the Fund’s purchased put option will be “in-the-money” and entitle the Fund to receive cash equal to the difference in value of the S&P 500 ETF’s share price at the onset of the Outcome Period and the value of the S&P 500 ETF’s share price at the conclusion of the Outcome Period. Yet, the put option sold by the Fund will not be “in-the-money” and will expire worthless. If the S&P 500 ETF’s share price has decreased in value, but by greater than 9%, the Fund’s purchased put option will once again be in-the-money and entitle it to receive the value of the S&P 500 ETF at the outset of the Outcome Period. However, in this instance, the put option sold by the Fund will also be in-the-money and the Fund will be required to purchase the S&P 500 ETF at 91% of its share price at the outset of the Outcome Period. Cumulatively, this means that for Outcome Periods in which the S&P 500 ETF’s share price decreases by greater than 9%, the Fund will experience a loss in value approximately 9% less than the loss experienced by the S&P 500 ETF. There is no guarantee that the Fund will successfully provide the Buffer. The Buffer is provided prior to taking into account annual Fund management fees, shareholder transaction fees and any extraordinary expenses incurred by the Fund. These fees and any expenses will have the effect of reducing the Buffer amount for Fund shareholders for an Outcome Period. When the Fund’s annual management fee equal to 0.79% of the Fund’s daily net assets is taken into account, the net Buffer for an Outcome Period is 8.21%. The Fund’s strategy is designed to produce the Outcomes upon the expiration of its FLEX Options investments on the last day of the Outcome Period. It should not be expected that the Outcomes, including the net effect of the Fund’s annual management fee on the Cap and Buffer, will be provided at any point prior to the last day of the Outcome Period.

Fund Rebalance.  The Fund is a continuous investment vehicle.  It does not terminate and distribute its assets at the conclusion of each Outcome Period.  On the termination date of an Outcome Period, the Sub-Adviser will invest in a new set of FLEX Options and another Outcome Period will commence.

Approximately one week prior to the end of each Outcome Period, the Fund will file a prospectus supplement, which will alert existing shareholders that an Outcome Period is approaching its conclusion and disclose the anticipated ranges for the Fund’s Underlying ETF Caps and Cumulative Fund Cap for the next Outcome Period.  Following the close of business on the last day of the Outcome Period, the Fund will file a prospectus supplement that discloses the Fund’s final Underlying ETF Caps and Cumulative Fund Cap (both gross and net of the unitary management fee) for the next Outcome Period.  This information will be available on the Fund’s website, www.innovatoretfs.com/dbja, which also provides information relating to the Outcomes, including the Fund’s position relative to the Underlying ETF Caps and Cumulative Fund Cap, of an investment in the Fund on a daily basis.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund’s investment objectives will be achieved.

Buffered Loss Risk. There can be no guarantee that the Fund will be successful in its strategy to provide buffer protection against the first 9% of S&P 500 ETF losses. Investors who purchase Shares after the Fund has entered into the FLEX Options, or sells their Shares prior to the expiration of those FLEX Options, may not benefit from the Buffer. The Fund does not provide principal protection or non-principal protection, and an investor may experience significant losses on its investment, including the loss of its entire investment.

Capped Upside Return Risk. The Fund’s strategy seeks to provide returns that are subject to the Underlying ETF Caps and Cumulative Fund Cap. In the event that an Underlying ETF experiences gains in excess of its applicable Underlying ETF Cap over the duration of the Outcome Period, the Fund will not participate in those excess gains. Because the Fund’s strategy provides capped exposure to two Underlying ETFs, the Underlying ETF Caps (and thus the Cumulative Fund Cap) may be lower than if the Fund provided capped exposure to only a single reference asset. The Fund’s strategy seeks to provide the Outcomes if Shares are bought on the day on which the Fund enters into the FLEX Options and held until those FLEX Options expire at the end of the Outcome Period. In the event an investor purchases Shares after the date on which the FLEX Options were entered into and the Fund has risen in value to a level near to an Underlying ETF Cap, there may be little or no ability for that investor to experience an investment gain on their Shares relating to that Underlying ETF.

Upside Participation Risk. There can be no guarantee that the Fund will be successful in its strategy to provide shareholders with a total return that matches the increase of the Underlying ETFs over the Outcome Period, subject to a maximum return imposed by each Underlying ETF’s Cap. In the event an investor purchases Shares after the FLEX Options were entered into or does not stay invested in the Fund for the entirety of the Outcome Period, the returns realized by the investor may not match those that the Fund seeks to achieve.

FLEX Options Risk. The Fund will utilize FLEX Options issued and guaranteed for settlement by the OCC. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses. Additionally, FLEX Options may be less liquid than certain other securities, such as standardized options. In less liquid markets for the FLEX Options, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. In connection with the creation and redemption of Shares, to the extent market participants are not willing or able to enter into FLEX Option transactions with the Fund at prices that reflect the market price of the Shares, the Fund’s NAV and, in turn the share price of the Fund, could be negatively impacted. The Fund may experience substantial downside from specific FLEX Option positions and certain FLEX Option positions may expire worthless.

FLEX Options Performance Risk. The Fund’s overall performance will be based upon the price returns of multiple Underlying ETFs, subject to each Underlying ETF Cap. During an Outcome Period, in the event each Underlying ETF’s share price increases, or one or more Underlying ETFs’ share price increase offsets any decrease in the other Underlying ETFs, the Fund’s NAV is expected to increase. Similarly, during an Outcome Period, if each Underlying ETF’s share price decreases, or one or more Underlying ETF’s share price decrease offsets any increase in the other Underlying ETFs, the Fund’s NAV is expected to decrease. The value of the underlying FLEX Options will be affected by, among others, changes in an Underlying ETF’s share price, changes in interest rates, changes in the actual and implied volatility of an Underlying ETF, and the remaining time to until the FLEX Options expire. The value of the FLEX Options will likely not increase or decrease at the same rate as an Underlying ETF’s share price on a day-to-day basis (although they generally move in the same direction). As such, the Fund’s NAV will likely not increase or decrease at the same rate as the Underlying ETFs’ cumulative returns on a day-to-day basis. However, as a FLEX Option approaches its expiration date, its value typically increasingly moves with the value of an Underlying ETF.

Option Contracts Risk. The use of option contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of option contracts are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, changes in interest or currency exchange rates, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. There may at times be an imperfect correlation between the movement in values option contracts and the reference asset, and there may at times not be a liquid secondary market for certain option contracts. As the Fund enters into option contracts, pursuant to Rule 18f-4 under the 1940 Act (“Rule 18f-4”), the Fund is required to, among other things, adopt and implement a written derivatives risk management program and comply with limitations on risks relating to its derivatives transactions. To the extent the Fund is noncompliant with Rule 18f-4, the Fund may be required to adjust its investment portfolio which may, in turn, negatively impact the Fund’s ability to deliver the sought-after Outcomes.

Clearing Member Default Risk. Transactions in some types of derivatives, including FLEX Options, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house, such as the OCC, rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to, and receive payments from, a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any option contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for its FLEX Options may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. If a clearing member defaults the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. The loss of a clearing member for the Fund to transact with could result in increased transaction costs and other issues that could impede the Fund’s ability to implement its investment strategy. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

Counterparty Risk. Counterparty risk is the risk an issuer, guarantor or counterparty of a security in the Fund is unable or unwilling to meet its obligation on the security. Counterparty risk may arise because of the counterparty’s financial condition, market activities, or for other reasons. The Fund may be unable to recover its investment from the counterparty or may obtain a limited and/or delayed recovery. The OCC acts as guarantor and central counterparty with respect to the FLEX Options. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations. In the event an OCC clearing member that is a counterparty of the Fund were to become insolvent, the Fund may have some or all of its FLEX Options closed without its consent or may experience delays or other difficulties in attempting to close or exercise its affected FLEX Options positions, both of which would impair the Fund’s ability to deliver on its investment strategy. The OCC’s rules and procedures are designed to facilitate the prompt settlement of options transactions and exercises, including for clearing member insolvencies. However, there is the risk that the OCC and its backup system will fail if clearing member insolvencies are substantial or widespread. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses.

Outcome Period Risk. The Fund’s investment strategy is designed to deliver the Outcomes if Shares are held from the time the Fund enters into the FLEX Options and held until those FLEX Options expire at the end of the Outcome Period. In the event an investor purchases Shares after the FLEX Options were entered into or sells Shares prior to the expiration of the FLEX Options, the returns realized by the investor will not match those that the Fund seeks to provide.

Cap Change Risk. The Underlying ETF Caps and Cumulative Fund Cap are established at the beginning of each Outcome Period and are dependent on prevailing market conditions at the time the Cap is established. As such, an Underlying ETF Cap (and thus Cumulative Fund Cap) may rise or fall from one Outcome Period to the next and is unlikely to remain the same for consecutive Outcome Periods.

Underlying ETFs Risk. Because the value of the FLEX Options held by the Fund are based on the value of the Underlying ETFs, the Fund’s investment performance largely depends on the investment performance and associated risks of the Underlying ETFs. The Underlying ETFs are subject to many of the same structural risks as the Fund that are described in more detail herein, such as Authorized Participant Concentration Risk, Fluctuation of Net Asset Value Risk, Market Maker Risk, Market Risk, Operational Risk and Trading Issues Risk. However, the risks of investing in an ETF also include the risks associated with the underlying investments held by the ETF. As such, the Fund may be subject to the following risks as a result of its exposure to the Underlying ETFs through its usage of FLEX Options:

Equity Securities Risk. The Underlying ETFs invest in equity securities, and therefore the Fund has exposure to the equity securities markets due to its investment in FLEX Options that reference the Underlying ETFs. Equity securities may decline in value because of declines in the price of a particular holding or the broad stock market. Such declines may relate directly to the issuer of a security or broader economic or market events, including changes in interest rates. The value of shares will fluctuate with changes in the value of the equity securities the Underlying ETFs invest in.

Information Technology Companies Risk. The Underlying ETFs invest significantly in information technology companies, which results in the Fund having significant exposure to such companies through its exposure to the Underlying ETFs by virtue of its usage of FLEX Options. Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Like other technology companies, information technology companies may have limited product lines, markets, financial resources or personnel. The products of information technology companies may face obsolescence due to rapid technological developments, frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Companies in the information technology sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies. Information technology companies are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action.

Large Capitalization Companies Risk. The Underlying ETFs invest in the securities of large capitalization companies, which results in the Fund having significant exposure to such companies through its exposure to the Underlying ETFs by virtue of its usage of FLEX Options. Large capitalization companies may grow at a slower rate and be less able to adapt to changing market conditions than smaller capitalization companies. Thus, the return on investment in securities of large capitalization companies may be less than the return on investment in securities of small and/or mid capitalization companies. The performance of large capitalization companies also tends to trail the overall market during different market cycles.

Correlation Risk. The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date. As a FLEX Option approaches its expiration date, its value typically will increasingly move with the value of the Underlying ETFs. However, prior to the expiration date, the value of the FLEX Options may vary prior to the expiration date because of related factors other than the value of the Underlying ETFs. The value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. Factors that may influence the value of the FLEX Options include interest rate changes and implied volatility levels of the Underlying ETFs, among others. The value of the FLEX Options held by the Fund typically do not increase or decrease at the same level as each Underlying ETF’s share price on a day-to-day basis due to these factors (although they generally move in the same direction).

Authorized Participant Concentration Risk. Only an authorized participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as authorized participants on an agency basis (i.e., on behalf of other market participants). To the extent that authorized participants exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other authorized participant is able to step forward to create or redeem “Creation Units” (large blocks of a specified number of Shares), Shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts and/or delisting.

Cash Transactions Risk. The Fund may effectuate all or a portion of the issuance and redemption of Creation Units for cash, rather than in-kind securities. As a result, an investment in the Fund may be less tax-efficient than an investment in an ETF that effectuates its Creation Units only on an in-kind basis. ETFs are able to make in-kind redemptions to avoid being taxed on gains on the distributed portfolio securities at the fund level. A fund that effects redemptions for cash may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds and may be forced to recognize gains. The Fund intends to distribute gains that arise by virtue of the issuance and redemption of Creation Units being effectuated in cash to shareholders to avoid being taxed on this gain at the fund level and otherwise comply with special tax rules that apply to it. This may cause shareholders to be subject to tax on gains they would not otherwise be subject to, or at an earlier date than if they had made an investment in another ETF. Moreover, cash transactions may have to be carried out over several days if the securities market is relatively illiquid and may involve considerable brokerage fees and taxes. These brokerage fees and taxes, which will be higher than if the Fund sold and redeemed its shares principally in-kind, will be passed on to those purchasing and redeeming Creation Units in the form of creation and redemption transaction fees. The Fund’s use of cash for creations and redemptions could also result in dilution to the Fund and increased transaction costs, which could negatively impact the Fund’s ability to achieve its investment objective.

Cyber Security Risk. As the use of Internet technology has become more prevalent in the course of business, the investment industry has become more susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the Fund’s third-party service providers, such as its administrator, transfer agent, or custodian, can also subject the Fund to many of the same risks associated with direct cyber security breaches. The Fund has established risk management systems designed to reduce the risks associated with cyber security. However, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

Investment Objective Risk. Certain circumstances under which the Fund might not achieve its objective include, but are not limited, to (i) if the Fund disposes of FLEX Options, (ii) if the Fund is unable to maintain the proportional relationship based on the number of FLEX Options in the Fund’s portfolio, (iii) a significant accrual of Fund expenses in connection with effecting the Fund’s principal investment strategy or (iv) adverse tax law changes affecting the treatment of FLEX Options.

Liquidity Risk. In the event that trading in the underlying FLEX Options is limited or absent, the value of the Fund’s FLEX Options may decrease. There is no guarantee that a liquid secondary trading market will exist for the FLEX Options. The trading in FLEX Options may be less deep and liquid than the market for certain other securities, including certain non-customized option contracts. In a less liquid market for the FLEX Options, terminating the FLEX Options may require the payment of a premium or acceptance of a discounted price and may take longer to complete. Additionally, the liquidation of a large number of FLEX Options may more significantly impact the price in a less liquid market. Further, the Fund requires a sufficient number of participants to facilitate the purchase and sale of options on an exchange to provide liquidity to the Fund for its FLEX Option positions. A less liquid trading market may adversely impact the value of the FLEX Options and the value of your investment.

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. The Sub-Adviser applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that the Fund will meet its investment objective.

Market Maker Risk. If the Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s NAV and the price at which the Shares are trading on the Exchange, which could result in a decrease in the market price of the Shares. In addition, decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price. This reduced effectiveness could result in Shares trading at a discount to NAV and in greater than normal intra-day bid-ask spreads for Shares.

Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Assets may decline in value due to factors affecting financial markets generally or particular asset classes or industries represented in the markets. The value of FLEX Options or other assets may also decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or due to factors that affect a particular issuer or issuers, country, group of countries, region, market, industry, group of industries, sector or asset class. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates will not have the same impact on all types of securities. Securities, including the Shares, are subject to market fluctuations and liquidity constraints that may be caused by such factors as economic, political, or regulatory developments, changes in interest rates, and/or perceived trends in securities prices. Shares of the Fund could decline in value or underperform other investments.

Non-Diversification Risk. The Fund is classified as “non-diversified” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the “Code”). The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error in the calculation of the Underlying ETF Caps and Cumulative Fund Cap, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund and its Adviser and Sub-Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.

Premium/Discount Risk. The Fund’s Shares trade on the Exchange at their market price rather than their NAV. The market price of the Fund’s Shares generally corresponds to movements in the Fund’s NAV as well as the relative supply and demand for Shares on the Exchange. The market price may be at, above or below the Fund’s NAV. Differences in market price and NAV of the Fund’s Shares may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the Fund’s holdings trading individually or in the aggregate at any point in time. These differences can be especially pronounced during times of market volatility or stress. During these periods, the demand for Shares may decrease considerably and cause the market price of Shares to deviate significantly from the Fund’s NAV.

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a regulated investment company (“RIC”) under Subchapter M of the Code. However, the federal income tax treatment of certain aspects of the proposed operations of the Fund are not entirely clear. This includes the tax aspects of the Fund’s options strategy, its hedging strategy, the possible application of the “straddle” rules, and various loss limitation provisions of the Code. If, in any year, the Fund fails to qualify as a RIC under the applicable tax laws, the Fund would be taxed as an ordinary corporation. The Fund intends to treat any income it may derive from the FLEX Options as “qualifying income” under the provisions of the Code applicable to RICs. In addition, based upon language in the legislative history, the Fund intends to treat the issuer of the FLEX Options as the referenced asset, which, assuming the referenced asset qualifies as a RIC, would allow the Fund to qualify for special rules in the RIC diversification requirements. If the income is not qualifying income or the issuer of the FLEX Options is not appropriately the referenced asset, the Fund could lose its own status as a RIC. The FLEX Options included in the portfolio are exchange-traded options. Under Section 1256 of the Code, certain types of exchange-traded options are treated as if they were sold (i.e., “marked to market”) at the end of each year. The Fund does not believe that the positions held by the Fund will be subject to Section 1256, which means that the positions will not be marked to market. In the event that a shareholder purchases Shares of the Fund shortly before a distribution by the Fund, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price.

Trading Issues Risk. Although the Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for such Shares will develop or be maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. Market makers are under no obligation to make a market in the Shares, and authorized participants are not obligated to submit purchase or redemption orders for Creation Units. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged.

Valuation Risk. During periods of reduced market liquidity or in the absence of readily available market quotations for the holdings of the Fund, the ability of the Fund to value the FLEX Options will become more difficult. In market environments where there is reduced availability of reliable objective pricing data, the judgment of the Fund’s investment adviser in determining the fair value of the security may play a greater role. While such determinations may be made in good faith, it may nevertheless be more difficult for the Fund to accurately assign a daily value.

The Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is classified as “non-diversified” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the “Code”). The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below illustrate the annual calendar year returns of the Fund based on NAV as well as the average annual Fund returns. The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year-to-year and by showing how the Fund’s average annual total returns based on NAV compare to those of the following broad-based market indices: the S&P 500 Total Return Index, the S&P 500 Price Return Index and the NASDAQ 100® Price Return Index. Both the S&P 500 Total Return Index and the S&P 500 Price Return Index have the same constituents in the same weights. However, the S&P 500 Total Return Index assumes that any dividends paid out by index constituents have been reinvested in the index and the S&P 500 Price Return Index, which measures only the price movements of index constituents, does not. Although the Outcomes the Fund seeks to provide are based upon the price performance of the Underlying ETFs, the returns of the S&P 500 Total Return Index have been provided in accordance with the requirements of Form N-1A of the 1940 Act. The Fund’s performance information is accessible on the Fund’s website at www.innovatoretfs.com.

The Fund’s highest quarterly return was 6.79% (quarter ended December 31, 2022) and the Fund’s lowest quarterly return was (10.89)% (quarter ended June 30, 2022).

Average Annual Total Return as of December 31, 2022

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.innovatoretfs.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2022
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.79%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2022
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(10.89%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.

Innovator Double Stacker 9 Buffer ETF - January | Innovator Double Stacker 9 Buffer ETF - January
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.79%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.79%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 81
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	252
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	439
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 978
1 Year	rr_AverageAnnualReturnYear01	(11.23%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.57%)
Innovator Double Stacker 9 Buffer ETF - January | Innovator Double Stacker 9 Buffer ETF - January | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(11.23%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.57%)
Innovator Double Stacker 9 Buffer ETF - January | Innovator Double Stacker 9 Buffer ETF - January | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(6.65%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.43%)
Innovator Double Stacker 9 Buffer ETF - January | Innovator Double Stacker 9 Buffer ETF - January | N A S D A Q 100 Price Return Index [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(32.97%)
Since Inception	rr_AverageAnnualReturnSinceInception	(7.87%)
Innovator Double Stacker 9 Buffer ETF - January | Innovator Double Stacker 9 Buffer ETF - January | S P 500 Total Return Index [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(18.11%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.66%
Innovator Double Stacker 9 Buffer ETF - January | S P 500 Price Return Index [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(19.44%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.10%
Innovator Double Stacker ETF - January
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	DSJA
Risk/Return [Heading]	rr_RiskReturnHeading	Innovator Double Stacker ETF™ – January
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks to provide investors with returns that match those of the SPDR® S&P 500® ETF Trust, up to the upside cap of 12.34% (prior to taking into account management fees and other fees) over the period from January 1, 2023 to December 31, 2023. The Fund also seeks to provide investors with any positive returns of the Invesco QQQ TrustSM, Series 1, up to the upside cap of 12.34% (prior to taking into account management fees and other fees) over the period from January 1, 2023 to December 31, 2023.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. During the fiscal year ended October 31, 2022, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio.

Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. This example does not include the brokerage commissions that investors may pay to buy and sell Shares.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

General Strategy Description. The Fund will invest substantially all of its assets in a portfolio of FLexible EXchange® Options (“FLEX Options”) that reference both the SPDR® S&P 500® ETF Trust (“S&P 500 ETF”) and the Invesco QQQ TrustSM, Series 1 (the “QQQ ETF,” and together with the S&P 500 ETF, the “Underlying ETFs”). Each Underlying ETF is an exchange-traded fund registered under the Investment Company Act of 1940 (the “1940 Act”). The S&P 500 ETF seeks to track the investment results of the S&P 500 Index, a large-cap, market-weighted, U.S. equities index that tracks the performance of 500 leading companies in leading industries. The QQQ ETF seeks to track the investment results of the NASDAQ-100 Index, a modified market capitalization-weighted index composed of the 100 largest (by market capitalization) domestic and international non-financial companies listed on the NASDAQ Stock Market, LLC. To the extent the Underlying ETFs concentrate (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent. Through its use of FLEX Options on the Underlying ETFs, the Fund has significant exposure to information technology companies.

Additional information about the Underlying ETFs is set forth in the section entitled “Additional Information Regarding the Fund’s Principal Investment Strategies.” Due to the unique mechanics of the Fund’s strategy, the return an investor can expect to receive from an investment in the Fund has characteristics that are distinct from many other investment vehicles. It is important that an investor understand these characteristics before making an investment in the Fund.

In general, an option contract is an agreement between a buyer and seller that gives the purchaser of the option the right to buy or sell a particular asset at a specified future date at an agreed upon price. FLEX Options are exchange-traded options contracts with uniquely customizable terms. Although guaranteed for settlement by the Options Clearing Corporation (the “OCC”), FLEX Options are still subject to counterparty risk with the OCC and may be less liquid than more traditional exchange-traded options. Each of the FLEX Options purchased and sold throughout the Outcome Period will have the same terms (i.e., strike price and expiration) as the corresponding FLEX Options purchased and sold at the outset of the Outcome Period. A detailed explanation regarding the terms of the FLEX Options and the mechanics of the Fund’s strategy can be found below and in the section entitled “Additional Information About the Fund’s Principal Investment Strategies.”

The pre-determined outcomes sought by the Fund, which includes the upside return caps discussed below (the “Outcomes”), are based upon the performance of each Underlying ETF’s share price over successive approximately one-year periods (each, an “Outcome Period”). The start and end dates of an Outcome Period correspond to the date on which the Fund entered into the FLEX Options comprising its portfolio and the date on which those FLEX Options expire. Upon the conclusion of the Outcome Period, the Fund will receive the cash value of all the FLEX Options it held for the prior Outcome Period. It will then invest in a new series of FLEX Options with an expiration date in approximately one year, and a new Outcome Period will begin. The current Outcome Period is from January 1, 2023 through December 31, 2023. Each subsequent Outcome Period is expected to begin on the first day of January and conclude on the last day of December. The Outcomes may only be realized by investors who continuously hold Shares from the commencement of the Outcome Period until its conclusion. Investors who purchase Shares after the Outcome Period has begun, or sell Shares prior to the Outcome Period’s conclusion, may experience investment returns very different from those that the Fund seeks to provide.

The Outcomes. The Fund seeks to provide returns based upon the price performance of the S&P 500 ETF, up to a cap on upside returns, over the duration of the Outcome Period (the “S&P 500 ETF Returns”). The Fund also seeks to supplement the S&P 500 ETF Returns with any gains experienced by the QQQ ETF, up to a cap on upside returns, over the duration of the Outcome Period (the “QQQ ETF Returns”). The Fund seeks to experience performance over the duration of the Outcome Period equal to the sum of the S&P 500 ETF Returns and the QQQ ETF Returns. There is no guarantee that the Fund will successfully provide the Outcomes.

S&P 500 ETF Returns. If the S&P 500 ETF’s share price increases in value over the duration of the Outcome Period, the Fund seeks to experience an increase in value that approximately matches the increase experienced by the S&P 500 ETF, subject to an upside return cap discussed in greater detail below. If the S&P 500 ETF’s share price decreases in value over the duration of the Outcome Period, the Fund seeks to experience a decrease in value that approximately matches the decrease experienced by the S&P 500 ETF. The Fund will participate in all S&P 500 ETF losses on a one-to-one basis.

QQQ ETF Returns. If the QQQ ETF’s share price increases in value over the duration of the Outcome Period, the Fund seeks to experience an increase in value that approximately matches the increase experienced by the QQQ ETF, subject to an upside return cap discussed in greater detail below. The Fund’s net asset value (“NAV”) will not participate in any decreases in value experienced by the QQQ ETF when measured from the beginning to the end of the Outcome Period.

If the QQQ ETF’s share price decreases in value over the course of an entire Outcome Period, the Fund’s overall performance will be approximately the S&P 500 ETF Return for the Outcome Period. For an investor that purchases Fund Shares during an Outcome Period after the QQQ ETF has increased in value, in the event that the QQQ ETF’s share price was to subsequently decrease in value after an increase in its respective value, that decrease would also be reflected in the Fund’s NAV.

The hypothetical graphical illustration provided below is designed to illustrate the Outcomes based upon the hypothetical performances of the Underlying ETFs for a shareholder that holds Fund Shares for the entirety of the Outcome Period. Additional hypothetical graphical representations of the Outcomes are provided in “Additional Information Regarding the Fund’s Principal Investment Strategies.” There is no guarantee that the Fund will be successful in its attempt to provide the Outcomes for an Outcome Period. The returns that the Fund seeks to provide do not include the costs associated with purchasing Fund Shares and certain expenses incurred by the Fund.

The following table contains hypothetical examples designed to illustrate the Outcomes the Fund seeks to provide over an Outcome Period, based upon the performance of the S&P 500 ETF from -100% to 100% and using corresponding examples of performance of the other Underlying ETF.  The table is provided for illustrative purposes and does not provide every possible performance scenario for Shares over the course of an Outcome Period.  There is no guarantee that the Fund will be successful in its attempt to provide the Outcomes for an Outcome Period. The performance examples of the QQQ ETF that correspond to each hypothetical S&P 500 ETF performance example are also hypothetical and are provided solely as illustrations of the Fund’s performance when the two Underlying ETFs perform at various levels over an Outcome Period and does not purport to be representative of how each Underlying ETF will in fact perform in relation to each other. The table is not intended to predict or project the performance of the Underlying ETFs, FLEX Options or the Fund. Fund shareholders should not take this information as an assurance of the expected performance of any of the Underlying ETFs or return on the Fund’s Shares. The actual overall performance of the Fund will vary with fluctuations in the value of the FLEX Options during the Outcome Period, among other factors. Please refer to the Fund’s website, www.innovatoretfs.com/dsja, which provides updated information relating to this table on a daily basis throughout the Outcome Period.

SPY Price Performance	(100)%	(50)%	(20)%	(10)%	(5)%	0%	5%	10%	15%	20%	50%	100%
QQQ Price Performance	(100)%	(60)%	(35)%	(15)%	(15)%	5%	15%	15%	30%	35%	60%	100%
Innovator Double Stacker ETF™ – January Performance[1]	(100)%	(50)%	(20)%	(10)%	(5)%	5%	17.34%	22.34%	24.68%*	24.68%*	24.68%*	24.68%*
SPY Leg Performance[2]	(100)%	(50)%	(20)%	(10)%	(5)%	0%	5%	10%	12.34%	12.34%	12.34%	12.34%
QQQ Leg Performance[2]	0%	0%	0%	0%	0%	5%	12.34%	12.34%	12.34%	12.34%	12.34%	12.34%
*

The Cumulative Fund Cap is set on the first day of the Outcome Period and is 24.68% prior to taking into account any fees or expenses charged to shareholders. When the Fund’s annual Fund management fee of 0.79% of the Fund’s average daily net assets is taken into account, the Cumulative Fund Cap is 23.89%. The Fund’s annual management fee of 0.79% of the Fund’s average daily net assets, any shareholder transaction fees and any extraordinary expenses incurred by the Fund will have the effect of reducing the Cap amount for Fund shareholders.

[1]

The performance of the Fund over the Outcome Period is the result of the Fund providing returns that match the S&P 500 ETF and any gains experienced by the QQQ ETF. However, the Fund will not participate in any losses experienced by the QQQ ETF over the duration of an Outcome Period. For example, if hypothetically the S&P 500 ETF’s share price decreases by 5% and the QQQ ETF’s share price decreases by 15% over the duration of an Outcome Period, the Fund will participate in the losses of the S&P 500 ETF, but not the losses of the QQQ ETF, which would result in a net Fund loss of 5% over the duration of the Outcome Period.

[2]	The “Leg Performance” represents the change in the performance of the Fund for an Outcome Period that is a result of the Underlying ETF’s performance for such Outcome Period.

The Outcome Period. The Outcomes sought by the Fund are based upon the Fund’s NAV on the first day of the Outcome Period. The Outcome Period begins on the day the FLEX Options are entered into and ends on the day they expire. Each FLEX Option’s value is ultimately derived from the performance of the applicable Underlying ETF over the duration of the Outcome Period. Because the terms of the FLEX Options don’t change, the Outcomes relate to the Fund’s NAV on the first day of the Outcome Period. A shareholder that purchases Shares after the commencement of the Outcome Period will likely have purchased Shares at a different NAV than the NAV on the first day of the Outcome Period (the NAV upon which the Outcomes are based) and may experience investment outcomes very different from those sought by the Fund. A shareholder that sells Shares prior to the end of the Outcome Period may also experience investment outcomes very different from those sought by the Fund. To achieve the Outcomes sought by the Fund for the Outcome Period, an investor must be holding Shares on the day that the Fund enters into the FLEX Options and on the day those FLEX Options expire. There is no guarantee that the Fund will be successful in its attempt to provide the Outcomes.

The Fund’s assets will be principally composed of FLEX Options, the value of which is derived from the performance of the underlying reference asset, the applicable Underlying ETF’s share price. However, because a component of an option’s value is the number of days remaining until its expiration, during the Outcome Period, the Fund’s NAV will not directly correlate on a day-to-day basis with the returns experienced by the Underlying ETF. While the Fund’s investment sub-advisor, Milliman Financial Risk Management LLC (“Milliman” or the “Sub-Adviser”), generally anticipates that the Fund’s NAV will move in the same direction as the Underlying ETF’s share price. For example, during an Outcome Period, the Fund’s NAV is expected to increase if each Underlying ETF’s share price increases or one of the Underlying ETF’s share price increase offsets any decrease in the other Underlying ETF. Similarly, during an Outcome Period, the Fund’s NAV is expected to decrease if each Underlying ETF’s share price decreases or one of the Underlying ETF’s share price decrease offsets any increase in the other Underlying ETF. However, the Fund’s NAV will not directly correlate on a day-to-day basis with the returns experienced by the Underlying ETFs because a component of an Underlying ETF’s value is the number of days remaining until the expiration of the FLEX Options during the Outcome Period. The Fund’s strategy is designed to produce the Outcomes upon the expiration of the FLEX Options on the last day of the Outcome Period and it should not be expected that the Outcomes will be provided at any point prior to that time.

While the Fund will not participate in any QQQ ETF losses when measured from the beginning to the end of an Outcome Period as whole, a decrease in the value of the QQQ ETF’s share price may cause a decrease in the Fund’s NAV while an Outcome Period is on-going. In the event an Outcome Period has begun, and the QQQ ETF’s share price has increased in value, such an increase will be reflected in the value of the Fund’s purchased call option on the QQQ ETF. Accordingly, in the event that the QQQ ETF’s share price was to subsequently decrease in value, that decrease would also be reflected in the value of that option, and therefore the Fund’s NAV. An investor that purchases Fund Shares after the QQQ ETF has increased in value may be negatively affected by future decreases.

Upside Return Caps. The extent to which the Fund will participate in gains experienced by the S&P 500 ETF and QQQ ETF is subject to an upside return cap (the “S&P 500 ETF Cap” and “QQQ ETF Cap,” respectively, and together, the “Underlying ETF Caps”) that each represents the maximum percentage return the Fund can achieve from its FLEX Options that reference the S&P 500 ETF and QQQ ETF, respectively, for the duration of the Outcome Period. Therefore, even though the Fund’s returns are based upon the performance of each Underlying ETF’s share price, if an Underlying ETF experiences returns for the Outcome Period in excess of its Underlying ETF Cap, the Fund will not experience those excess gains. The sum of the S&P 500 ETF Cap and QQQ ETF Cap represents the maximum percentage return the Fund itself can experience for the Outcome Period (the “Cumulative Fund Cap”). The Underlying ETF Caps and Cumulative Fund Cap should be considered before investing in the Fund. If an investor is considering purchasing Shares during the Outcome Period, and the Fund has already increased in value to a level near to the Cumulative Fund Cap, an investor purchasing Shares at that price has limited to no gains available for the remainder of the Outcome Period but remains vulnerable to significant downside risks. The Underlying ETF Caps and Cumulative Fund Cap may rise or fall from one Outcome Period to the next.

The Underlying ETF Caps and Cumulative Fund Cap will be determined on the first day of the Outcome Period based upon prevailing market conditions. For the current Outcome Period, the Underlying ETF Caps and Cumulative Fund Cap are set forth below, prior to taking into account any fees or expenses charged to shareholders.

• The S&P 500 ETF Cap is 12.34%.

• The QQQ ETF Cap is 12.34%.

• The Cumulative Fund Cap is 24.68%.

When the Fund’s annual Fund management fee of 0.79% of the Fund’s average daily net assets is taken into account, the Underlying ETF Caps and Cumulative Fund Cap are revised downwards accordingly as set forth below and will be further reduced by any shareholder transaction fees and any extraordinary expenses incurred by the Fund.

• The S&P 500 ETF Cap is 11.94%.

• The QQQ ETF Cap is 11.94%.

• The Cumulative Fund Cap is 23.89%.

For the purpose of this prospectus, “extraordinary expenses” are non-recurring expenses that may incurred by the Fund outside of the ordinary course of its business, including, without limitation, costs incurred in connection with any claim, litigation, arbitration, mediation, government investigation or similar proceedings, indemnification expenses and expenses in connection with holding and/or soliciting proxies for a meeting of Fund shareholders.

The occurrence of the Underlying ETF Caps (and therefore, the Cumulative Fund Cap, which is the sum of the Underlying ETF Caps) is a result of the design of the Fund’s principal investment strategy and the properties of the FLEX Options that comprise its portfolio. In order to provide participation in the return of the S&P 500 ETF, the Fund, at the outset of the Outcome Period, purchases a call option on the S&P 500 ETF with a strike price putting the option already deeply “in-the-money.” As a purchaser of a call option, the Fund is obligated to pay a premium to the seller. However, because the Fund’s principal investment strategy is designed so that all premiums that the Fund must pay in connection with its FLEX Options positions must be offset by premiums it receives in connection with its FLEX Options positions, the Fund will sell a call option entitling the Fund to receive a premium equal to the premium it must pay in connection with its purchased call option. The strike price of this FLEX Option relative to the S&P 500 ETF’s share price determines the S&P 500 ETF Cap.

At the outset of the Outcome Period, the Fund also purchases a call option on the QQQ ETF with a strike price approximately equal to the QQQ ETF’s share price at the outset of the Outcome Period. If the QQQ ETF’s share price increases in value over the duration of the Outcome Period, the Fund will exercise the option and realize a gain approximately equal to the difference in the value of the QQQ ETF’s share price at the outset of the Outcome Period and the value of its share price at the conclusion of the Outcome Period. If the QQQ ETF’s share price decreases in value, the Fund will not exercise the option and it will expire worthless. This is the mechanism by which the Fund participates in any gains experienced by the QQQ ETF, but will not participate in losses experienced by the QQQ ETF, when measured from the beginning to the end of the Outcome Period. However, as a purchaser of a call option, the Fund is obligated to pay a premium to the seller. Because the Fund’s principal investment strategy is designed so that all premiums that the Fund must pay in connection with its FLEX Options positions must be offset by premiums it receives in connection with its FLEX Options positions, the Fund will sell a call option entitling the Fund to receive a premium equal to the premium it must pay in connection with its purchased call option. The strike price of this FLEX Option relative to the QQQ ETF’s share price determines the QQQ ETF Cap.

Fund Rebalance.  The Fund is a continuous investment vehicle.  It does not terminate and distribute its assets at the conclusion of each Outcome Period.  On the termination date of an Outcome Period, the Sub-Adviser will invest in a new set of FLEX Options and another Outcome Period will commence.

Approximately one week prior to the end of each Outcome Period, the Fund will file a prospectus supplement, which will alert existing shareholders that an Outcome Period is approaching its conclusion and disclose the anticipated ranges for the Fund’s Underlying ETF Caps and Cumulative Fund Cap for the next Outcome Period.  Following the close of business on the last day of the Outcome Period, the Fund will file a prospectus supplement that discloses the Fund’s final Underlying ETF Caps and Cumulative Fund Cap (both gross and net of the unitary management fee) for the next Outcome Period.  This information will be available on the Fund’s website, www.innovatoretfs.com/dsja, which also provides information relating to the Outcomes, including the Fund’s position relative to the Underlying ETF Caps and Cumulative Fund Cap, of an investment in the Fund on a daily basis.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund’s investment objectives will be achieved.

Capped Upside Return Risk. The Fund’s strategy seeks to provide returns that are subject to the Underlying ETF Caps and Cumulative Fund Cap. In the event that an Underlying ETF experiences gains in excess of its applicable Underlying ETF Cap over the duration of the Outcome Period, the Fund will not participate in those excess gains. Because the Fund’s strategy provides capped exposure to two Underlying ETFs, the Underlying ETF Caps (and thus the Cumulative Fund Cap) may be lower than if the Fund provided capped exposure to only a single reference asset. The Fund’s strategy seeks to provide the Outcomes if Shares are bought on the day on which the Fund enters into the FLEX Options and held until those FLEX Options expire at the end of the Outcome Period. In the event an investor purchases Shares after the date on which the FLEX Options were entered into and the Fund has risen in value to a level near to an Underlying ETF Cap, there may be little or no ability for that investor to experience an investment gain on their Shares relating to that Underlying ETF.

Upside Participation Risk. There can be no guarantee that the Fund will be successful in its strategy to provide shareholders with a total return that matches the increase of the Underlying ETFs over the Outcome Period, subject to a maximum return imposed by each Underlying ETF’s Cap. In the event an investor purchases Shares after the FLEX Options were entered into or does not stay invested in the Fund for the entirety of the Outcome Period, the returns realized by the investor may not match those that the Fund seeks to achieve.

FLEX Options Risk. The Fund will utilize FLEX Options issued and guaranteed for settlement by the OCC. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses. Additionally, FLEX Options may be less liquid than certain other securities, such as standardized options. In less liquid markets for the FLEX Options, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. In connection with the creation and redemption of Shares, to the extent market participants are not willing or able to enter into FLEX Option transactions with the Fund at prices that reflect the market price of the Shares, the Fund’s NAV and, in turn the share price of the Fund, could be negatively impacted. The Fund may experience substantial downside from specific FLEX Option positions and certain FLEX Option positions may expire worthless.

FLEX Options Performance Risk. The Fund’s overall performance will be based upon the price returns of multiple Underlying ETFs, subject to each Underlying ETF Cap. During an Outcome Period, in the event each Underlying ETF’s share price increases, or one or more Underlying ETFs’ share price increase offsets any decrease in the other Underlying ETFs, the Fund’s NAV is expected to increase. Similarly, during an Outcome Period, if each Underlying ETF’s share price decreases, or one or more Underlying ETF’s share price decrease offsets any increase in the other Underlying ETFs, the Fund’s NAV is expected to decrease. The value of the underlying FLEX Options will be affected by, among others, changes in an Underlying ETF’s share price, changes in interest rates, changes in the actual and implied volatility of an Underlying ETF, and the remaining time to until the FLEX Options expire. The value of the FLEX Options will likely not increase or decrease at the same rate as an Underlying ETF’s share price on a day-to-day basis (although they generally move in the same direction). As such, the Fund’s NAV will likely not increase or decrease at the same rate as the Underlying ETFs’ cumulative returns on a day-to-day basis. However, as a FLEX Option approaches its expiration date, its value typically increasingly moves with the value of an Underlying ETF.

Option Contracts Risk. The use of option contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of option contracts are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, changes in interest or currency exchange rates, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. There may at times be an imperfect correlation between the movement in values option contracts and the reference asset, and there may at times not be a liquid secondary market for certain option contracts. As the Fund enters into option contracts, pursuant to Rule 18f-4 under the 1940 Act (“Rule 18f-4”), the Fund is required to, among other things, adopt and implement a written derivatives risk management program and comply with limitations on risks relating to its derivatives transactions. To the extent the Fund is noncompliant with Rule 18f-4, the Fund may be required to adjust its investment portfolio which may, in turn, negatively impact the Fund’s ability to deliver the sought-after Outcomes.

Clearing Member Default Risk. Transactions in some types of derivatives, including FLEX Options, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house, such as the OCC, rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to, and receive payments from, a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any option contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for its FLEX Options may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. If a clearing member defaults the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. The loss of a clearing member for the Fund to transact with could result in increased transaction costs and other issues that could impede the Fund’s ability to implement its investment strategy. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

Counterparty Risk. Counterparty risk is the risk an issuer, guarantor or counterparty of a security in the Fund is unable or unwilling to meet its obligation on the security. Counterparty risk may arise because of the counterparty’s financial condition, market activities, or for other reasons. The Fund may be unable to recover its investment from the counterparty or may obtain a limited and/or delayed recovery. The OCC acts as guarantor and central counterparty with respect to the FLEX Options. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations. In the event an OCC clearing member that is a counterparty of the Fund were to become insolvent, the Fund may have some or all of its FLEX Options closed without its consent or may experience delays or other difficulties in attempting to close or exercise its affected FLEX Options positions, both of which would impair the Fund’s ability to deliver on its investment strategy. The OCC’s rules and procedures are designed to facilitate the prompt settlement of options transactions and exercises, including for clearing member insolvencies. However, there is the risk that the OCC and its backup system will fail if clearing member insolvencies are substantial or widespread. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses.

Outcome Period Risk. The Fund’s investment strategy is designed to deliver the Outcomes if Shares are held from the time the Fund enters into the FLEX Options and held until those FLEX Options expire at the end of the Outcome Period. In the event an investor purchases Shares after the FLEX Options were entered into or sells Shares prior to the expiration of the FLEX Options, the returns realized by the investor will not match those that the Fund seeks to provide.

Cap Change Risk. The Underlying ETF Caps and Cumulative Fund Cap are established at the beginning of each Outcome Period and are dependent on prevailing market conditions at the time the Cap is established. As such, an Underlying ETF Cap (and thus Cumulative Fund Cap) may rise or fall from one Outcome Period to the next and is unlikely to remain the same for consecutive Outcome Periods.

Underlying ETFs Risk. Because the value of the FLEX Options held by the Fund are based on the value of the Underlying ETFs, the Fund’s investment performance largely depends on the investment performance and associated risks of the Underlying ETFs. The Underlying ETFs are subject to many of the same structural risks as the Fund that are described in more detail herein, such as Authorized Participant Concentration Risk, Fluctuation of Net Asset Value Risk, Market Maker Risk, Market Risk, Operational Risk and Trading Issues Risk. However, the risks of investing in an ETF also include the risks associated with the underlying investments held by the ETF. As such, the Fund may be subject to the following risks as a result of its exposure to the Underlying ETFs through its usage of FLEX Options:

Equity Securities Risk. The Underlying ETFs invest in equity securities, and therefore the Fund has exposure to the equity securities markets due to its investment in FLEX Options that reference the Underlying ETFs. Equity securities may decline in value because of declines in the price of a particular holding or the broad stock market. Such declines may relate directly to the issuer of a security or broader economic or market events, including changes in interest rates. The value of shares will fluctuate with changes in the value of the equity securities the Underlying ETFs invest in.

Information Technology Companies Risk. The Underlying ETFs invest significantly in information technology companies, which results in the Fund having significant exposure to such companies through its exposure to the Underlying ETFs by virtue of its usage of FLEX Options. Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Like other technology companies, information technology companies may have limited product lines, markets, financial resources or personnel. The products of information technology companies may face obsolescence due to rapid technological developments, frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Companies in the information technology sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies. Information technology companies are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action.

Large Capitalization Companies Risk. The Underlying ETFs invest in the securities of large capitalization companies, which results in the Fund having significant exposure to such companies through its exposure to the Underlying ETFs by virtue of its usage of FLEX Options. Large capitalization companies may grow at a slower rate and be less able to adapt to changing market conditions than smaller capitalization companies. Thus, the return on investment in securities of large capitalization companies may be less than the return on investment in securities of small and/or mid capitalization companies. The performance of large capitalization companies also tends to trail the overall market during different market cycles.

Correlation Risk. The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date. As a FLEX Option approaches its expiration date, its value typically will increasingly move with the value of the Underlying ETFs. However, prior to the expiration date, the value of the FLEX Options may vary prior to the expiration date because of related factors other than the value of the Underlying ETFs. The value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. Factors that may influence the value of the FLEX Options include interest rate changes and implied volatility levels of the Underlying ETFs, among others. The value of the FLEX Options held by the Fund typically do not increase or decrease at the same level as each Underlying ETF’s share price on a day-to-day basis due to these factors (although they generally move in the same direction).

Authorized Participant Concentration Risk. Only an authorized participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as authorized participants on an agency basis (i.e., on behalf of other market participants). To the extent that authorized participants exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other authorized participant is able to step forward to create or redeem “Creation Units” (large blocks of a specified number of Shares), Shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts and/or delisting.

Cash Transactions Risk. The Fund may effectuate all or a portion of the issuance and redemption of Creation Units for cash, rather than in-kind securities. As a result, an investment in the Fund may be less tax-efficient than an investment in an ETF that effectuates its Creation Units only on an in-kind basis. ETFs are able to make in-kind redemptions to avoid being taxed on gains on the distributed portfolio securities at the fund level. A fund that effects redemptions for cash may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds and may be forced to recognize gains. The Fund intends to distribute gains that arise by virtue of the issuance and redemption of Creation Units being effectuated in cash to shareholders to avoid being taxed on this gain at the fund level and otherwise comply with special tax rules that apply to it. This may cause shareholders to be subject to tax on gains they would not otherwise be subject to, or at an earlier date than if they had made an investment in another ETF. Moreover, cash transactions may have to be carried out over several days if the securities market is relatively illiquid and may involve considerable brokerage fees and taxes. These brokerage fees and taxes, which will be higher than if the Fund sold and redeemed its shares principally in-kind, will be passed on to those purchasing and redeeming Creation Units in the form of creation and redemption transaction fees. The Fund’s use of cash for creations and redemptions could also result in dilution to the Fund and increased transaction costs, which could negatively impact the Fund’s ability to achieve its investment objective.

Cyber Security Risk. As the use of Internet technology has become more prevalent in the course of business, the investment industry has become more susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the Fund’s third-party service providers, such as its administrator, transfer agent, or custodian, can also subject the Fund to many of the same risks associated with direct cyber security breaches. The Fund has established risk management systems designed to reduce the risks associated with cyber security. However, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

Investment Objective Risk. Certain circumstances under which the Fund might not achieve its objective include, but are not limited, to (i) if the Fund disposes of FLEX Options, (ii) if the Fund is unable to maintain the proportional relationship based on the number of FLEX Options in the Fund’s portfolio, (iii) a significant accrual of Fund expenses in connection with effecting the Fund’s principal investment strategy or (iv) adverse tax law changes affecting the treatment of FLEX Options.

Liquidity Risk. In the event that trading in the underlying FLEX Options is limited or absent, the value of the Fund’s FLEX Options may decrease. There is no guarantee that a liquid secondary trading market will exist for the FLEX Options. The trading in FLEX Options may be less deep and liquid than the market for certain other securities, including certain non-customized option contracts. In a less liquid market for the FLEX Options, terminating the FLEX Options may require the payment of a premium or acceptance of a discounted price and may take longer to complete. Additionally, the liquidation of a large number of FLEX Options may more significantly impact the price in a less liquid market. Further, the Fund requires a sufficient number of participants to facilitate the purchase and sale of options on an exchange to provide liquidity to the Fund for its FLEX Option positions. A less liquid trading market may adversely impact the value of the FLEX Options and the value of your investment.

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. The Sub-Adviser applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that the Fund will meet its investment objective.

Market Maker Risk. If the Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s NAV and the price at which the Shares are trading on the Exchange, which could result in a decrease in the market price of the Shares. In addition, decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price. This reduced effectiveness could result in Shares trading at a discount to NAV and in greater than normal intra-day bid-ask spreads for Shares.

Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Assets may decline in value due to factors affecting financial markets generally or particular asset classes or industries represented in the markets. The value of FLEX Options or other assets may also decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or due to factors that affect a particular issuer or issuers, country, group of countries, region, market, industry, group of industries, sector or asset class. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates will not have the same impact on all types of securities. Securities, including the Shares, are subject to market fluctuations and liquidity constraints that may be caused by such factors as economic, political, or regulatory developments, changes in interest rates, and/or perceived trends in securities prices. Shares of the Fund could decline in value or underperform other investments.

Non-Diversification Risk. The Fund is classified as “non-diversified” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the “Code”). The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error in the calculation of the Underlying ETF Caps and Cumulative Fund Cap, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund and its Adviser and Sub-Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.

Premium/Discount Risk. The Fund’s Shares trade on the Exchange at their market price rather than their NAV. The market price of the Fund’s Shares generally corresponds to movements in the Fund’s NAV as well as the relative supply and demand for Shares on the Exchange. The market price may be at, above or below the Fund’s NAV. Differences in market price and NAV of the Fund’s Shares may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the Fund’s holdings trading individually or in the aggregate at any point in time. These differences can be especially pronounced during times of market volatility or stress. During these periods, the demand for Shares may decrease considerably and cause the market price of Shares to deviate significantly from the Fund’s NAV.

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a regulated investment company (“RIC”) under Subchapter M of the Code. However, the federal income tax treatment of certain aspects of the proposed operations of the Fund are not entirely clear. This includes the tax aspects of the Fund’s options strategy, its hedging strategy, the possible application of the “straddle” rules, and various loss limitation provisions of the Code. If, in any year, the Fund fails to qualify as a RIC under the applicable tax laws, the Fund would be taxed as an ordinary corporation. The Fund intends to treat any income it may derive from the FLEX Options as “qualifying income” under the provisions of the Code applicable to RICs. In addition, based upon language in the legislative history, the Fund intends to treat the issuer of the FLEX Options as the referenced asset, which, assuming the referenced asset qualifies as a RIC, would allow the Fund to qualify for special rules in the RIC diversification requirements. If the income is not qualifying income or the issuer of the FLEX Options is not appropriately the referenced asset, the Fund could lose its own status as a RIC. The FLEX Options included in the portfolio are exchange-traded options. Under Section 1256 of the Code, certain types of exchange-traded options are treated as if they were sold (i.e., “marked to market”) at the end of each year. The Fund does not believe that the positions held by the Fund will be subject to Section 1256, which means that the positions will not be marked to market. In the event that a shareholder purchases Shares of the Fund shortly before a distribution by the Fund, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price.

Trading Issues Risk. Although the Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for such Shares will develop or be maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. Market makers are under no obligation to make a market in the Shares, and authorized participants are not obligated to submit purchase or redemption orders for Creation Units. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged.

Valuation Risk. During periods of reduced market liquidity or in the absence of readily available market quotations for the holdings of the Fund, the ability of the Fund to value the FLEX Options will become more difficult. In market environments where there is reduced availability of reliable objective pricing data, the judgment of the Fund’s investment adviser in determining the fair value of the security may play a greater role. While such determinations may be made in good faith, it may nevertheless be more difficult for the Fund to accurately assign a daily value.

The Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is classified as “non-diversified” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the “Code”). The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below illustrate the annual calendar year returns of the Fund based on NAV as well as the average annual Fund returns. The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year-to-year and by showing how the Fund’s average annual total returns based on NAV compare to those of the following broad-based market indices: the S&P 500 Total Return Index, the S&P 500 Price Return Index and the NASDAQ 100® Price Return Index. Both the S&P 500 Total Return Index and the S&P 500 Price Return Index have the same constituents in the same weights. However, the S&P 500 Total Return Index assumes that any dividends paid out by index constituents have been reinvested in the index and the S&P 500 Price Return Index, which measures only the price movements of index constituents, does not. Although the Outcomes the Fund seeks to provide are based upon the price performance of the Underlying ETFs, the returns of the S&P 500 Total Return Index have been provided in accordance with the requirements of Form N-1A of the 1940 Act. The Fund’s performance information is accessible on the Fund’s website at www.innovatoretfs.com.

The Fund’s highest quarterly return was 7.54% (quarter ended December 31, 2022) and the Fund’s lowest quarterly return was (17.59)% (quarter ended June 30, 2022).

Average Annual Total Return as of December 31, 2022

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.innovatoretfs.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2022
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.54%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2022
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(17.59%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.

Innovator Double Stacker ETF - January | Innovator Double Stacker ETF - January
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.79%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.79%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 81
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	252
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	439
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 978
1 Year	rr_AverageAnnualReturnYear01	(20.07%)
Since Inception	rr_AverageAnnualReturnSinceInception	(2.66%)
Innovator Double Stacker ETF - January | Innovator Double Stacker ETF - January | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(20.07%)
Since Inception	rr_AverageAnnualReturnSinceInception	(2.66%)
Innovator Double Stacker ETF - January | Innovator Double Stacker ETF - January | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(11.88%)
Since Inception	rr_AverageAnnualReturnSinceInception	(2.02%)
Innovator Double Stacker ETF - January | Innovator Double Stacker ETF - January | N A S D A Q 100 Price Return Index [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(32.97%)
Since Inception	rr_AverageAnnualReturnSinceInception	(7.87%)
Innovator Double Stacker ETF - January | Innovator Double Stacker ETF - January | S P 500 Total Return Index [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(18.11%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.66%
Innovator Double Stacker ETF - January | Innovator Double Stacker ETF - January | S P 500 Price Return Index [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(19.44%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.10%
Innovator Triple Stacker ETF - January
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	TSJA
Risk/Return [Heading]	rr_RiskReturnHeading	Innovator Triple Stacker ETF™ – January
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks to provide investors with returns that match those of the SPDR® S&P 500® ETF Trust, up to the upside cap of 7.71% (prior to taking into account management fees and other fees) over the period from January 1, 2023 to December 31, 2023. The Fund also seeks to provide investors with any positive returns of the Invesco QQQ TrustSM, Series 1 and iShares Russell 2000 ETF, up to the upside cap of 7.71% and 7.71%, respectively, (prior to taking into account management fees and other fees) over the period from January 1, 2023 to December 31, 2023.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. During the fiscal year ended October 31, 2022, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio.

Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. This example does not include the brokerage commissions that investors may pay to buy and sell Shares.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

General Strategy Description. The Fund will invest substantially all of its assets in a portfolio of FLexible EXchange® Options (“FLEX Options”) that reference the SPDR® S&P 500® ETF Trust (“S&P 500 ETF”), Invesco QQQ TrustSM, Series 1 (the “QQQ ETF”) and the iShares Russell 2000 ETF (the “Russell 2000 ETF,” and together with the S&P 500 ETF and QQQ ETF, the “Underlying ETFs”). Each Underlying ETF is an exchange-traded fund registered under the Investment Company Act of 1940 (the “1940 Act”). The S&P 500 ETF seeks to track the investment results of the S&P 500 Index, a large-cap, market-weighted, U.S. equities index that tracks the performance of 500 leading companies in leading industries. The QQQ ETF seeks to track the investment results of the NASDAQ-100 Index, a modified market capitalization-weighted index composed of the 100 largest (by market capitalization) domestic and international non-financial companies listed on the NASDAQ Stock Market, LLC. The Russell 2000 ETF seeks to track the investment results of the Russell 2000 Index, an index composed of small-capitalization U.S. equities. To the extent the Underlying ETFs concentrate (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent. Through its use of FLEX Options on the Underlying ETFs, the Fund has significant exposure to information technology companies.

Additional information about the Underlying ETFs is set forth in the section entitled “Additional Information Regarding the Fund’s Principal Investment Strategies.” Due to the unique mechanics of the Fund’s strategy, the return an investor can expect to receive from an investment in the Fund has characteristics that are distinct from many other investment vehicles. It is important that an investor understand these characteristics before making an investment in the Fund.

In general, an option contract is an agreement between a buyer and seller that gives the purchaser of the option the right to buy or sell a particular asset at a specified future date at an agreed upon price. FLEX Options are exchange-traded options contracts with uniquely customizable terms. Although guaranteed for settlement by the Options Clearing Corporation (the “OCC”), FLEX Options are still subject to counterparty risk with the OCC and may be less liquid than more traditional exchange-traded options. Each of the FLEX Options purchased and sold throughout the Outcome Period will have the same terms (i.e., strike price and expiration) as the corresponding FLEX Options purchased and sold at the outset of the Outcome Period. A detailed explanation regarding the terms of the FLEX Options and the mechanics of the Fund’s strategy can be found below and in the section entitled “Additional Information About the Fund’s Principal Investment Strategies.”

The pre-determined outcomes sought by the Fund, which includes the upside return caps discussed below (the “Outcomes”), are based upon the performance of each Underlying ETF’s share price over successive approximately one-year periods (each, an “Outcome Period”). The start and end dates of an Outcome Period correspond to the date on which the Fund entered into the FLEX Options comprising its portfolio and the date on which those FLEX Options expire. Upon the conclusion of the Outcome Period, the Fund will receive the cash value of all the FLEX Options it held for the prior Outcome Period. It will then invest in a new series of FLEX Options with an expiration date in approximately one year, and a new Outcome Period will begin. The current Outcome Period is from January 1, 2023 through December 31, 2023. Each subsequent Outcome Period is expected to begin on the first day of January and conclude on the last day of December. The Outcomes may only be realized by investors who continuously hold Shares from the commencement of the Outcome Period until its conclusion. Investors who purchase Shares after the Outcome Period has begun, or sell Shares prior to the Outcome Period’s conclusion, may experience investment returns very different from those that the Fund seeks to provide.

The Outcomes. The Fund seeks to provide returns based upon the price performance of the S&P 500 ETF, up to a cap on upside returns, over the duration of the Outcome Period (the “S&P 500 ETF Returns”). The Fund also seeks to supplement the S&P 500 ETF Returns with any gains experienced by the QQQ ETF, up to a cap on upside returns, over the duration of the Outcome Period (the “QQQ ETF Returns”) and any gains experienced by the Russell 2000 ETF, up to a cap on upside returns, over the duration of the Outcome Period (the “Russell 2000 ETF Returns”). The Fund seeks to experience performance over the duration of the Outcome Period equal to the sum of the S&P 500 ETF Returns, the QQQ ETF Returns and the Russell 2000 ETF Returns. There is no guarantee that the Fund will successfully provide the Outcomes.

S&P 500 ETF Returns. If the S&P 500 ETF’s share price increases in value over the duration of the Outcome Period, the Fund seeks to experience an increase in value that approximately matches the increase experienced by the S&P 500 ETF, subject to an upside return cap discussed in greater detail below. If the S&P 500 ETF’s share price decreases in value over the duration of the Outcome Period, the Fund seeks to experience a decrease in value that approximately matches the decrease experienced by the S&P 500 ETF. The Fund will participate in all S&P 500 ETF losses on a one-to-one basis.

QQQ ETF Returns. If the QQQ ETF’s share price increases in value over the duration of the Outcome Period, the Fund seeks to experience an increase in value that approximately matches the increase experienced by the QQQ ETF, subject to an upside return cap discussed in greater detail below. The Fund’s net asset value (“NAV”) will not participate in any decreases in value experienced by the QQQ ETF when measured from the beginning to the end of the Outcome Period.

Russell 2000 ETF Returns. If the Russell 2000 ETF’s share price increases in value over the duration of the Outcome Period, the Fund seeks to experience an increase in value that approximately matches the increase experienced by the Russell 2000 ETF, subject to an upside return cap discussed in greater detail below. The Fund’s NAV will not participate in any decreases in value experienced by the Russell 2000 ETF when measured from the beginning to the end of the Outcome Period.

If both the QQQ ETF’s and Russell 2000 ETF’s share price decreases in value over the course of an entire Outcome Period, the Fund’s overall performance will be approximately the S&P 500 ETF Return for the Outcome Period. For an investor that purchases Fund Shares during an Outcome Period after either the QQQ ETF or Russell 2000 ETF has increased in value, in the event that the QQQ ETF’s or Russell 2000 ETF’s share price were to subsequently decrease in value after an increase in its respective value, that decrease would also be reflected in the Fund’s NAV.

The hypothetical graphical illustration provided below is designed to illustrate the Outcomes based upon the hypothetical performances of the Underlying ETFs for a shareholder that holds Fund Shares for the entirety of the Outcome Period. Additional hypothetical graphical representations of the Outcomes are provided in “Additional Information Regarding the Fund’s Principal Investment Strategies.” There is no guarantee that the Fund will be successful in its attempt to provide the Outcomes for an Outcome Period. The returns that the Fund seeks to provide do not include the costs associated with purchasing Fund Shares and certain expenses incurred by the Fund.

The following table contains hypothetical examples designed to illustrate the Outcomes the Fund seeks to provide over an Outcome Period, based upon the performance of the S&P 500 ETF from -100% to 100% and using corresponding examples of performance of the other Underlying ETFs.  The table is provided for illustrative purposes and does not provide every possible performance scenario for Shares over the course of an Outcome Period.  There is no guarantee that the Fund will be successful in its attempt to provide the Outcomes for an Outcome Period. The performance examples of the QQQ ETF and Russell 2000 ETF that correspond to each hypothetical S&P 500 ETF performance example are also hypothetical and are provided solely as illustrations of the Fund’s performance when the three Underlying ETFs perform at various levels over an Outcome Period and does not purport to be representative of how each Underlying ETF will in fact perform in relation to each other. The table is not intended to predict or project the performance of the Underlying ETFs, FLEX Options or the Fund. Fund shareholders should not take this information as an assurance of the expected performance of any of the Underlying ETFs or return on the Fund’s Shares. The actual overall performance of the Fund will vary with fluctuations in the value of the FLEX Options during the Outcome Period, among other factors. Please refer to the Fund’s website, www.innovatoretfs.com/tsja, which provides updated information relating to this table on a daily basis throughout the Outcome Period.

SPY Price Performance	(100)%	(50)%	(20)%	(10)%	(5)%	0%	5%	10%	15%	20%	50%	100%
QQQ Price Performance	(100)%	(60)%	(35)%	(15)%	(15)%	5%	15%	15%	30%	35%	60%	100%
IWM Price Performance	(100)%	(60)%	(30)%	(5)%	10%	(5)%	(10)%	5%	25%	30%	60%	100%
Innovator Triple Stacker ETF™ – January Performance[1]	(100)%	(50)%	(20)%	(10)%	2.71%	5%	12.71%	20.42%	23.13%*	23.13%*	23.13%*	23.13%*
SPY Leg Performance[2]	(100)%	(50)%	(20)%	(10)%	(5)%	0%	5%	7.71%	7.71%	7.71%	7.71%	7.71%
QQQ Leg Performance[2]	0%	0%	0%	0%	0%	5%	7.71%	7.71%	7.71%	7.71%	7.71%	7.71%
IWM Leg Performance[2]	0%	0%	0%	0%	7.71%	0%	0%	5%	7.71%	7.71%	7.71%	7.71%
*

The Cumulative Fund Cap is set on the first day of the Outcome Period and is 23.13% prior to taking into account any fees or expenses charged to shareholders. When the Fund’s annual Fund management fee of 0.79% of the Fund’s average daily net assets is taken into account, the Cumulative Fund Cap is 22.34%. The Fund’s annual management fee of 0.79% of the Fund’s average daily net assets, any shareholder transaction fees and any extraordinary expenses incurred by the Fund will have the effect of reducing the Cap amount for Fund shareholders.

[1]

The performance of the Fund over the Outcome Period is the result of the Fund providing returns that match the S&P 500 ETF and any gains experienced by the QQQ ETF and Russell 2000 ETF. However, the Fund will not participate in any losses experienced by the QQQ ETF or Russell 2000 ETF over the duration of an Outcome Period. For example, if hypothetically the S&P 500 ETF’s share price decreases by 5%, the QQQ ETF’s share price decreases by 15% and the Russell 2000 ETF’s share price increases by 10% over the duration of an Outcome Period, the Fund will participate in the losses of the S&P 500 ETF and the gains of the Russell 2000 ETF, but not the losses of the QQQ ETF, which would result in a net Fund gain of 1% over the duration of the Outcome Period.

[2]	The “Leg Performance” represents the change in the performance of the Fund for an Outcome Period that is a result of the Underlying ETF’s performance for such Outcome Period.

The Outcome Period. The Outcomes sought by the Fund are based upon the Fund’s NAV on the first day of the Outcome Period. The Outcome Period begins on the day the FLEX Options are entered into and ends on the day they expire. Each FLEX Option’s value is ultimately derived from the performance of the applicable Underlying ETF over the duration of the Outcome Period. Because the terms of the FLEX Options don’t change, the Outcomes relate to the Fund’s NAV on the first day of the Outcome Period. A shareholder that purchases Shares after the commencement of the Outcome Period will likely have purchased Shares at a different NAV than the NAV on the first day of the Outcome Period (the NAV upon which the Outcomes are based) and may experience investment outcomes very different from those sought by the Fund. A shareholder that sells Shares prior to the end of the Outcome Period may also experience investment outcomes very different from those sought by the Fund. To achieve the Outcomes sought by the Fund for the Outcome Period, an investor must be holding Shares on the day that the Fund enters into the FLEX Options and on the day those FLEX Options expire. There is no guarantee that the Fund will be successful in its attempt to provide the Outcomes.

The Fund’s assets will be principally composed of FLEX Options, the value of which is derived from the performance of the underlying reference asset, the applicable Underlying ETF’s share price. However, because a component of an option’s value is the number of days remaining until its expiration, during the Outcome Period, the Fund’s NAV will not directly correlate on a day-to-day basis with the returns experienced by the Underlying ETF. While the Fund’s investment sub-advisor, Milliman Financial Risk Management LLC (“Milliman” or the “Sub-Adviser”), generally anticipates that the Fund’s NAV will move in the same direction as the Underlying ETF’s share price. For example, during an Outcome Period, the Fund’s NAV is expected to increase if each Underlying ETF’s share price increases or one or more of the Underlying ETFs’ share price increase offsets any decrease in the other Underlying ETFs. Similarly, during an Outcome Period, the Fund’s NAV is expected to decrease if each Underlying ETF’s share price decreases or one or more of the Underlying ETFs’ share price decrease offsets any increase in the other Underlying ETFs. However, the Fund’s NAV will not directly correlate on a day-to-day basis with the returns experienced by the Underlying ETFs because a component of an Underlying ETF’s value is the number of days remaining until the expiration of the FLEX Options during the Outcome Period. The Fund’s strategy is designed to produce the Outcomes upon the expiration of the FLEX Options on the last day of the Outcome Period and it should not be expected that the Outcomes will be provided at any point prior to that time.

While the Fund will not participate in any QQQ ETF or Russell 2000 ETF losses when measured from the beginning to the end of an Outcome Period as whole, a decrease in the value of the QQQ ETF’s or Russell 2000 ETF’s share price may cause a decrease in the Fund’s NAV while an Outcome Period is on-going. In the event an Outcome Period has begun, and the QQQ ETF’s or Russell 2000 ETF’s share price has increased in value, such an increase will be reflected in the value of the Fund’s purchased call option on the QQQ ETF or Russell 2000 ETF, as applicable. Accordingly, in the event that the QQQ ETF’s or Russell 2000 ETF’s share price were to subsequently decrease in value, that decrease would also be reflected in the value of that option, and therefore the Fund’s NAV. An investor that purchases Fund Shares after the QQQ ETF or Russell 2000 ETF has increased in value may be negatively affected by future decreases.

Upside Return Caps. The extent to which the Fund will participate in gains experienced by the S&P 500 ETF, QQQ ETF and Russell 2000 ETF is subject to an upside return cap (the “S&P 500 ETF Cap,” “QQQ ETF Cap” and “Russell 2000 ETF Cap,” respectively, and together, the “Underlying ETF Caps”) that each represents the maximum percentage return the Fund can achieve from its FLEX Options that reference the S&P 500 ETF, QQQ ETF and Russell 2000 ETF, respectively, for the duration of the Outcome Period. Therefore, even though the Fund’s returns are based upon the performance of each Underlying ETF’s share price, if an Underlying ETF experiences returns for the Outcome Period in excess of its Underlying ETF Cap, the Fund will not experience those excess gains. The sum of the S&P 500 ETF Cap, QQQ ETF Cap and Russell 2000 ETF Cap represents the maximum percentage return the Fund itself can experience for the Outcome Period (the “Cumulative Fund Cap”). The Underlying ETF Caps and Cumulative Fund Cap should be considered before investing in the Fund. If an investor is considering purchasing Shares during the Outcome Period, and the Fund has already increased in value to a level near to the Cumulative Fund Cap, an investor purchasing Shares at that price has limited to no gains available for the remainder of the Outcome Period but remains vulnerable to significant downside risks. The Underlying ETF Caps and Cumulative Fund Cap may rise or fall from one Outcome Period to the next.

The Underlying ETF Caps and Cumulative Fund Cap will be determined on the first day of the Outcome Period based upon prevailing market conditions. For the current Outcome Period, the Underlying ETF Caps and Cumulative Fund Cap are set forth below, prior to taking into account any fees or expenses charged to shareholders.

• The S&P 500 ETF Cap is 7.71%.

• The QQQ ETF Cap is 7.71%..

• The Russell 2000 ETF Cap is 7.71%.

• The Cumulative Fund Cap is 23.13%.

When the Fund’s annual Fund management fee of 0.79% of the Fund’s average daily net assets is taken into account, the Underlying ETF Caps and Cumulative Fund Cap are revised downwards accordingly as set forth below and will be further reduced by any shareholder transaction fees and any extraordinary expenses incurred by the Fund.

• The S&P 500 ETF Cap is 7.44%.

• The QQQ ETF Cap is 7.44%.

• The Russell 2000 ETF Cap is 7.44%.

• The Cumulative Fund Cap is 22.34%.

For the purpose of this prospectus, “extraordinary expenses” are non-recurring expenses that may incurred by the Fund outside of the ordinary course of its business, including, without limitation, costs incurred in connection with any claim, litigation, arbitration, mediation, government investigation or similar proceedings, indemnification expenses and expenses in connection with holding and/or soliciting proxies for a meeting of Fund shareholders.

The occurrence of the Underlying ETF Caps (and therefore, the Cumulative Fund Cap, which is the sum of the Underlying ETF Caps) is a result of the design of the Fund’s principal investment strategy and the properties of the FLEX Options that comprise its portfolio. In order to provide participation in the return of the S&P 500 ETF, the Fund, at the outset of the Outcome Period, purchases a call option on the S&P 500 ETF with a strike price putting the option already deeply “in-the-money.” As a purchaser of a call option, the Fund is obligated to pay a premium to the seller. However, because the Fund’s principal investment strategy is designed so that all premiums that the Fund must pay in connection with its FLEX Options positions must be offset by premiums it receives in connection with its FLEX Options positions, the Fund will sell a call option entitling the Fund to receive a premium equal to the premium it must pay in connection with its purchased call option. The strike price of this FLEX Option relative to the S&P 500 ETF’s share price determines the S&P 500 ETF Cap.

At the outset of the Outcome Period, the Fund also purchases a call option on the QQQ ETF and Russell 2000 ETF with a strike price approximately equal to the QQQ ETF’s or Russell 2000 ETF’s share price, as applicable, at the outset of the Outcome Period. If the QQQ ETF’s or Russell 2000 ETF’s share price increases in value over the duration of the Outcome Period, the Fund will exercise the option and realize a gain approximately equal to the difference in the value of the QQQ ETF’s or Russell 2000 ETF’s share price, as applicable, at the outset of the Outcome Period and the value of its share price at the conclusion of the Outcome Period. If the QQQ ETF’s or Russell 2000 ETF’s share price decreases in value, the Fund will not exercise the applicable option and it will expire worthless. This is the mechanism by which the Fund participates in any gains experienced by the QQQ ETF and Russell 2000 ETF, but will not participate in losses experienced by the QQQ ETF or Russell 2000 ETF, when measured from the beginning to the end of the Outcome Period. However, as a purchaser of a call option, the Fund is obligated to pay a premium to the seller. Because the Fund’s principal investment strategy is designed so that all premiums that the Fund must pay in connection with its FLEX Options positions must be offset by premiums it receives in connection with its FLEX Options positions, the Fund will sell a call option entitling the Fund to receive a premium equal to the premium it must pay in connection with its purchased call option. The strike price of this FLEX Option relative to the QQQ ETF’s or Russell 2000 ETF’s share price, as applicable, determines the applicable Underlying ETF Cap.

Fund Rebalance.  The Fund is a continuous investment vehicle.  It does not terminate and distribute its assets at the conclusion of each Outcome Period.  On the termination date of an Outcome Period, the Sub-Adviser will invest in a new set of FLEX Options and another Outcome Period will commence.

Approximately one week prior to the end of each Outcome Period, the Fund will file a prospectus supplement, which will alert existing shareholders that an Outcome Period is approaching its conclusion and disclose the anticipated ranges for the Fund’s Underlying ETF Caps and Cumulative Fund Cap for the next Outcome Period.  Following the close of business on the last day of the Outcome Period, the Fund will file a prospectus supplement that discloses the Fund’s final Underlying ETF Caps and Cumulative Fund Cap (both gross and net of the unitary management fee) for the next Outcome Period.  This information will be available on the Fund’s website, www.innovatoretfs.com/tsja, which also provides information relating to the Outcomes, including the Fund’s position relative to the Underlying ETF Caps and Cumulative Fund Cap, of an investment in the Fund on a daily basis.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund’s investment objectives will be achieved.

Capped Upside Return Risk. The Fund’s strategy seeks to provide returns that are subject to the Underlying ETF Caps and Cumulative Fund Cap. In the event that an Underlying ETF experiences gains in excess of its applicable Underlying ETF Cap over the duration of the Outcome Period, the Fund will not participate in those excess gains. Because the Fund’s strategy provides capped exposure to three Underlying ETFs, the Underlying ETF Caps (and thus the Cumulative Fund Cap) may be lower than if the Fund provided capped exposure to only a single reference asset. The Fund’s strategy seeks to provide the Outcomes if Shares are bought on the day on which the Fund enters into the FLEX Options and held until those FLEX Options expire at the end of the Outcome Period. In the event an investor purchases Shares after the date on which the FLEX Options were entered into and the Fund has risen in value to a level near to an Underlying ETF Cap, there may be little or no ability for that investor to experience an investment gain on their Shares relating to that Underlying ETF.

Upside Participation Risk. There can be no guarantee that the Fund will be successful in its strategy to provide shareholders with a total return that matches the increase of the Underlying ETFs over the Outcome Period, subject to a maximum return imposed by each Underlying ETF’s Cap. In the event an investor purchases Shares after the FLEX Options were entered into or does not stay invested in the Fund for the entirety of the Outcome Period, the returns realized by the investor may not match those that the Fund seeks to achieve.

FLEX Options Risk. The Fund will utilize FLEX Options issued and guaranteed for settlement by the OCC. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses. Additionally, FLEX Options may be less liquid than certain other securities, such as standardized options. In less liquid markets for the FLEX Options, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. In connection with the creation and redemption of Shares, to the extent market participants are not willing or able to enter into FLEX Option transactions with the Fund at prices that reflect the market price of the Shares, the Fund’s NAV and, in turn the share price of the Fund, could be negatively impacted. The Fund may experience substantial downside from specific FLEX Option positions and certain FLEX Option positions may expire worthless.

FLEX Options Performance Risk. The Fund’s overall performance will be based upon the price returns of multiple Underlying ETFs, subject to each Underlying ETF Cap. During an Outcome Period, in the event each Underlying ETF’s share price increases, or one or more Underlying ETFs’ share price increase offsets any decrease in the other Underlying ETFs, the Fund’s NAV is expected to increase. Similarly, during an Outcome Period, if each Underlying ETF’s share price decreases, or one or more Underlying ETF’s share price decrease offsets any increase in the other Underlying ETFs, the Fund’s NAV is expected to decrease. The value of the underlying FLEX Options will be affected by, among others, changes in an Underlying ETF’s share price, changes in interest rates, changes in the actual and implied volatility of an Underlying ETF, and the remaining time to until the FLEX Options expire. The value of the FLEX Options will likely not increase or decrease at the same rate as an Underlying ETF’s share price on a day-to-day basis (although they generally move in the same direction). As such, the Fund’s NAV will likely not increase or decrease at the same rate as the Underlying ETFs’ cumulative returns on a day-to-day basis. However, as a FLEX Option approaches its expiration date, its value typically increasingly moves with the value of an Underlying ETF.

Option Contracts Risk. The use of option contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of option contracts are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, changes in interest or currency exchange rates, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. There may at times be an imperfect correlation between the movement in values option contracts and the reference asset, and there may at times not be a liquid secondary market for certain option contracts. As the Fund enters into option contracts, pursuant to Rule 18f-4 under the 1940 Act (“Rule 18f-4”), the Fund is required to, among other things, adopt and implement a written derivatives risk management program and comply with limitations on risks relating to its derivatives transactions. To the extent the Fund is noncompliant with Rule 18f-4, the Fund may be required to adjust its investment portfolio which may, in turn, negatively impact the Fund’s ability to deliver the sought-after Outcomes.

Clearing Member Default Risk. Transactions in some types of derivatives, including FLEX Options, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house, such as the OCC, rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to, and receive payments from, a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any option contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for its FLEX Options may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. If a clearing member defaults the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. The loss of a clearing member for the Fund to transact with could result in increased transaction costs and other issues that could impede the Fund’s ability to implement its investment strategy. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

Counterparty Risk. Counterparty risk is the risk an issuer, guarantor or counterparty of a security in the Fund is unable or unwilling to meet its obligation on the security. Counterparty risk may arise because of the counterparty’s financial condition, market activities, or for other reasons. The Fund may be unable to recover its investment from the counterparty or may obtain a limited and/or delayed recovery. The OCC acts as guarantor and central counterparty with respect to the FLEX Options. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations. In the event an OCC clearing member that is a counterparty of the Fund were to become insolvent, the Fund may have some or all of its FLEX Options closed without its consent or may experience delays or other difficulties in attempting to close or exercise its affected FLEX Options positions, both of which would impair the Fund’s ability to deliver on its investment strategy. The OCC’s rules and procedures are designed to facilitate the prompt settlement of options transactions and exercises, including for clearing member insolvencies. However, there is the risk that the OCC and its backup system will fail if clearing member insolvencies are substantial or widespread. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses.

Outcome Period Risk. The Fund’s investment strategy is designed to deliver the Outcomes if Shares are held from the time the Fund enters into the FLEX Options and held until those FLEX Options expire at the end of the Outcome Period. In the event an investor purchases Shares after the FLEX Options were entered into or sells Shares prior to the expiration of the FLEX Options, the returns realized by the investor will not match those that the Fund seeks to provide.

Cap Change Risk. The Underlying ETF Caps and Cumulative Fund Cap are established at the beginning of each Outcome Period and are dependent on prevailing market conditions at the time the Cap is established. As such, an Underlying ETF Cap (and thus Cumulative Fund Cap) may rise or fall from one Outcome Period to the next and is unlikely to remain the same for consecutive Outcome Periods.

Underlying ETFs Risk. Because the value of the FLEX Options held by the Fund are based on the value of the Underlying ETFs, the Fund’s investment performance largely depends on the investment performance and associated risks of the Underlying ETFs. The Underlying ETFs are subject to many of the same structural risks as the Fund that are described in more detail herein, such as Authorized Participant Concentration Risk, Fluctuation of Net Asset Value Risk, Market Maker Risk, Market Risk, Operational Risk and Trading Issues Risk. However, the risks of investing in an ETF also include the risks associated with the underlying investments held by the ETF. As such, the Fund may be subject to the following risks as a result of its exposure to the Underlying ETFs through its usage of FLEX Options:

Equity Securities Risk. The Underlying ETFs invest in equity securities, and therefore the Fund has exposure to the equity securities markets due to its investment in FLEX Options that reference the Underlying ETFs. Equity securities may decline in value because of declines in the price of a particular holding or the broad stock market. Such declines may relate directly to the issuer of a security or broader economic or market events, including changes in interest rates. The value of shares will fluctuate with changes in the value of the equity securities the Underlying ETFs invest in.

Information Technology Companies Risk. Certain of the Underlying ETFs invest significantly in information technology companies, which results in the Fund having significant exposure to such companies through its exposure to the Underlying ETFs by virtue of its usage of FLEX Options. Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Like other technology companies, information technology companies may have limited product lines, markets, financial resources or personnel. The products of information technology companies may face obsolescence due to rapid technological developments, frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Companies in the information technology sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies. Information technology companies are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action.

Large Capitalization Companies Risk. Certain of the Underlying ETFs invest in the securities of large capitalization companies, which results in the Fund having significant exposure to such companies through its exposure to the Underlying ETFs by virtue of its usage of FLEX Options. Large capitalization companies may grow at a slower rate and be less able to adapt to changing market conditions than smaller capitalization companies. Thus, the return on investment in securities of large capitalization companies may be less than the return on investment in securities of small and/or mid capitalization companies. The performance of large capitalization companies also tends to trail the overall market during different market cycles.

Smaller Companies Risk. Certain of the Underlying ETFs invest in the securities of small and/or mid capitalization companies, which results in the Fund having significant exposure to such companies through its exposure to the Underlying ETFs by virtue of its usage of FLEX Options. Small and/or mid capitalization companies may be more vulnerable to adverse general market or economic developments, and their securities may be less liquid and may experience greater price volatility than larger, more established companies as a result of several factors, including limited trading volumes, fewer products or financial resources, management inexperience and less publicly available information. Accordingly, such companies are generally subject to greater market risk than larger, more established companies.

Correlation Risk. The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date. As a FLEX Option approaches its expiration date, its value typically will increasingly move with the value of the Underlying ETFs. However, prior to the expiration date, the value of the FLEX Options may vary prior to the expiration date because of related factors other than the value of the Underlying ETFs. The value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. Factors that may influence the value of the FLEX Options include interest rate changes and implied volatility levels of the Underlying ETFs, among others. The value of the FLEX Options held by the Fund typically do not increase or decrease at the same level as each Underlying ETF’s share price on a day-to-day basis due to these factors (although they generally move in the same direction).

Authorized Participant Concentration Risk. Only an authorized participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as authorized participants on an agency basis (i.e., on behalf of other market participants). To the extent that authorized participants exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other authorized participant is able to step forward to create or redeem “Creation Units” (large blocks of a specified number of Shares), Shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts and/or delisting.

Cash Transactions Risk. The Fund may effectuate all or a portion of the issuance and redemption of Creation Units for cash, rather than in-kind securities. As a result, an investment in the Fund may be less tax-efficient than an investment in an ETF that effectuates its Creation Units only on an in-kind basis. ETFs are able to make in-kind redemptions to avoid being taxed on gains on the distributed portfolio securities at the fund level. A fund that effects redemptions for cash may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds and may be forced to recognize gains. The Fund intends to distribute gains that arise by virtue of the issuance and redemption of Creation Units being effectuated in cash to shareholders to avoid being taxed on this gain at the fund level and otherwise comply with special tax rules that apply to it. This may cause shareholders to be subject to tax on gains they would not otherwise be subject to, or at an earlier date than if they had made an investment in another ETF. Moreover, cash transactions may have to be carried out over several days if the securities market is relatively illiquid and may involve considerable brokerage fees and taxes. These brokerage fees and taxes, which will be higher than if the Fund sold and redeemed its shares principally in-kind, will be passed on to those purchasing and redeeming Creation Units in the form of creation and redemption transaction fees. The Fund’s use of cash for creations and redemptions could also result in dilution to the Fund and increased transaction costs, which could negatively impact the Fund’s ability to achieve its investment objective.

Cyber Security Risk. As the use of Internet technology has become more prevalent in the course of business, the investment industry has become more susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the Fund’s third-party service providers, such as its administrator, transfer agent, or custodian, can also subject the Fund to many of the same risks associated with direct cyber security breaches. The Fund has established risk management systems designed to reduce the risks associated with cyber security. However, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

Investment Objective Risk. Certain circumstances under which the Fund might not achieve its objective include, but are not limited, to (i) if the Fund disposes of FLEX Options, (ii) if the Fund is unable to maintain the proportional relationship based on the number of FLEX Options in the Fund’s portfolio, (iii) a significant accrual of Fund expenses in connection with effecting the Fund’s principal investment strategy or (iv) adverse tax law changes affecting the treatment of FLEX Options.

Liquidity Risk. In the event that trading in the underlying FLEX Options is limited or absent, the value of the Fund’s FLEX Options may decrease. There is no guarantee that a liquid secondary trading market will exist for the FLEX Options. The trading in FLEX Options may be less deep and liquid than the market for certain other securities, including certain non-customized option contracts. In a less liquid market for the FLEX Options, terminating the FLEX Options may require the payment of a premium or acceptance of a discounted price and may take longer to complete. Additionally, the liquidation of a large number of FLEX Options may more significantly impact the price in a less liquid market. Further, the Fund requires a sufficient number of participants to facilitate the purchase and sale of options on an exchange to provide liquidity to the Fund for its FLEX Option positions. A less liquid trading market may adversely impact the value of the FLEX Options and the value of your investment.

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. The Sub-Adviser applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that the Fund will meet its investment objective.

Market Maker Risk. If the Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s NAV and the price at which the Shares are trading on the Exchange, which could result in a decrease in the market price of the Shares. In addition, decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price. This reduced effectiveness could result in Shares trading at a discount to NAV and in greater than normal intra-day bid-ask spreads for Shares.

Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Assets may decline in value due to factors affecting financial markets generally or particular asset classes or industries represented in the markets. The value of FLEX Options or other assets may also decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or due to factors that affect a particular issuer or issuers, country, group of countries, region, market, industry, group of industries, sector or asset class. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates will not have the same impact on all types of securities. Securities, including the Shares, are subject to market fluctuations and liquidity constraints that may be caused by such factors as economic, political, or regulatory developments, changes in interest rates, and/or perceived trends in securities prices. Shares of the Fund could decline in value or underperform other investments.

Non-Diversification Risk. The Fund is classified as “non-diversified” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the “Code”). The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error in the calculation of the Underlying ETF Caps and Cumulative Fund Cap, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund and its Adviser and Sub-Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.

Premium/Discount Risk. The Fund’s Shares trade on the Exchange at their market price rather than their NAV. The market price of the Fund’s Shares generally corresponds to movements in the Fund’s NAV as well as the relative supply and demand for Shares on the Exchange. The market price may be at, above or below the Fund’s NAV. Differences in market price and NAV of the Fund’s Shares may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the Fund’s holdings trading individually or in the aggregate at any point in time. These differences can be especially pronounced during times of market volatility or stress. During these periods, the demand for Shares may decrease considerably and cause the market price of Shares to deviate significantly from the Fund’s NAV.

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a regulated investment company (“RIC”) under Subchapter M of the Code. However, the federal income tax treatment of certain aspects of the proposed operations of the Fund are not entirely clear. This includes the tax aspects of the Fund’s options strategy, its hedging strategy, the possible application of the “straddle” rules, and various loss limitation provisions of the Code. If, in any year, the Fund fails to qualify as a RIC under the applicable tax laws, the Fund would be taxed as an ordinary corporation. The Fund intends to treat any income it may derive from the FLEX Options as “qualifying income” under the provisions of the Code applicable to RICs. In addition, based upon language in the legislative history, the Fund intends to treat the issuer of the FLEX Options as the referenced asset, which, assuming the referenced asset qualifies as a RIC, would allow the Fund to qualify for special rules in the RIC diversification requirements. If the income is not qualifying income or the issuer of the FLEX Options is not appropriately the referenced asset, the Fund could lose its own status as a RIC. The FLEX Options included in the portfolio are exchange-traded options. Under Section 1256 of the Code, certain types of exchange-traded options are treated as if they were sold (i.e., “marked to market”) at the end of each year. The Fund does not believe that the positions held by the Fund will be subject to Section 1256, which means that the positions will not be marked to market. In the event that a shareholder purchases Shares of the Fund shortly before a distribution by the Fund, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price.

Trading Issues Risk. Although the Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for such Shares will develop or be maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. Market makers are under no obligation to make a market in the Shares, and authorized participants are not obligated to submit purchase or redemption orders for Creation Units. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged.

Valuation Risk. During periods of reduced market liquidity or in the absence of readily available market quotations for the holdings of the Fund, the ability of the Fund to value the FLEX Options will become more difficult. In market environments where there is reduced availability of reliable objective pricing data, the judgment of the Fund’s investment adviser in determining the fair value of the security may play a greater role. While such determinations may be made in good faith, it may nevertheless be more difficult for the Fund to accurately assign a daily value.

The Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is classified as “non-diversified” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the “Code”). The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below illustrate the annual calendar year returns of the Fund based on NAV as well as the average annual Fund returns. The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year-to-year and by showing how the Fund’s average annual total returns based on NAV compare to those of the following broad-based market indices: the S&P 500 Total Return Index, the S&P 500 Price Return Index the Russell 2000® Price Return Index and the NASDAQ 100® Price Return Index. Both the S&P 500 Total Return Index and the S&P 500 Price Return Index have the same constituents in the same weights. However, the S&P 500 Total Return Index assumes that any dividends paid out by index constituents have been reinvested in the index and the S&P 500 Price Return Index, which measures only the price movements of index constituents, does not. Although the Outcomes the Fund seeks to provide are based upon the price performance of the Underlying ETFs the returns of the S&P 500 Total Return Index have been provided in accordance with the requirements of Form N-1A of the 1940 Act. The Fund’s performance information is accessible on the Fund’s website at www.innovatoretfs.com.

The Fund’s highest quarterly return was 7.45% (quarter ended December 31, 2022) and the Fund’s lowest quarterly return was (17.53)% (quarter ended June 30, 2022).

Average Annual Total Return as of December 31, 2022

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.innovatoretfs.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2022
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.45%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2022
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(17.53%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.

Innovator Triple Stacker ETF - January | Innovator Triple Stacker ETF - January
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.79%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.79%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 81
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	252
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	439
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 978
1 Year	rr_AverageAnnualReturnYear01	(20.18%)
Since Inception	rr_AverageAnnualReturnSinceInception	(3.27%)
Innovator Triple Stacker ETF - January | Innovator Triple Stacker ETF - January | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(20.18%)
Since Inception	rr_AverageAnnualReturnSinceInception	(3.27%)
Innovator Triple Stacker ETF - January | Innovator Triple Stacker ETF - January | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(11.95%)
Since Inception	rr_AverageAnnualReturnSinceInception	(2.48%)
Innovator Triple Stacker ETF - January | Innovator Triple Stacker ETF - January | N A S D A Q 100 Price Return Index [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(32.97%)
Since Inception	rr_AverageAnnualReturnSinceInception	(7.87%)
Innovator Triple Stacker ETF - January | Innovator Triple Stacker ETF - January | S P 500 Total Return Index [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(18.11%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.66%
Innovator Triple Stacker ETF - January | Innovator Triple Stacker ETF - January | S P 500 Price Return Index [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(19.44%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.10%
Innovator Triple Stacker ETF - January | Innovator Triple Stacker ETF - January | Russell 2000 Price Return Index [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(21.56%)
Since Inception	rr_AverageAnnualReturnSinceInception	(5.56%)
Innovator Double Stacker 9 Buffer ETF - October
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	DBOC
Risk/Return [Heading]	rr_RiskReturnHeading	Innovator Double Stacker 9 Buffer ETF™ – October
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks to provide investors with returns that match those of the SPDR S&P 500 ETF Trust, up to the upside cap of 10.09% (prior to taking into account management fees and other fees) while providing a buffer against the first 9% (prior to taking into account management fees and other fees) of SPDR S&P 500 ETF Trust losses, over the period from October 1, 2022 to September 30, 2023. The Fund also seeks to provide investors with any positive returns of the Invesco QQQ TrustSM, Series 1, up to the upside cap of 10.09% (prior to taking into account management fees and other fees) over the period from October 1, 2022 to September 30, 2023.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. During the fiscal year ended October 31, 2022, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio.

Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. This example does not include the brokerage commissions that investors may pay to buy and sell Shares.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

General Strategy Description. The Fund will invest substantially all of its assets in a portfolio of FLexible EXchange® Options (“FLEX Options”) that reference both the SPDR® S&P 500® ETF Trust (“S&P 500 ETF”) and the Invesco QQQ TrustSM, Series 1 (the “QQQ ETF,” and together with the S&P 500 ETF, the “Underlying ETFs”). Each Underlying ETF is an exchange-traded fund registered under the Investment Company Act of 1940 (the “1940 Act”). The S&P 500 ETF seeks to track the investment results of the S&P 500 Index, a large-cap, market-weighted, U.S. equities index that tracks the performance of 500 leading companies in leading industries. The QQQ ETF seeks to track the investment results of the NASDAQ-100 Index, a modified market capitalization-weighted index composed of the 100 largest (by market capitalization) domestic and international non-financial companies listed on the NASDAQ Stock Market, LLC. To the extent the Underlying ETFs concentrate (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent. Through its use of FLEX Options on the Underlying ETFs, the Fund has significant exposure to information technology companies.

Additional information about the Underlying ETFs is set forth in the section entitled “Additional Information Regarding the Fund’s Principal Investment Strategies.” Due to the unique mechanics of the Fund’s strategy, the return an investor can expect to receive from an investment in the Fund has characteristics that are distinct from many other investment vehicles. It is important that an investor understand these characteristics before making an investment in the Fund.

In general, an option contract is an agreement between a buyer and seller that gives the purchaser of the option the right to buy or sell a particular asset at a specified future date at an agreed upon price. FLEX Options are exchange-traded options contracts with uniquely customizable terms. Although guaranteed for settlement by the Options Clearing Corporation (the “OCC”), FLEX Options are still subject to counterparty risk with the OCC and may be less liquid than more traditional exchange-traded options. Each of the FLEX Options purchased and sold throughout the Outcome Period will have the same terms (i.e., strike price and expiration) as the corresponding FLEX Options purchased and sold at the outset of the Outcome Period. A detailed explanation regarding the terms of the FLEX Options and the mechanics of the Fund’s strategy can be found below and in the section entitled “Additional Information About the Fund’s Principal Investment Strategies.”

The pre-determined outcomes sought by the Fund, which includes the upside return caps discussed below (the “Outcomes”), are based upon the performance of each Underlying ETF’s share price over successive approximately one-year periods (each, an “Outcome Period”). The start and end dates of an Outcome Period correspond to the date on which the Fund entered into the FLEX Options comprising its portfolio and the date on which those FLEX Options expire. Upon the conclusion of the Outcome Period, the Fund will receive the cash value of all the FLEX Options it held for the prior Outcome Period. It will then invest in a new series of FLEX Options with an expiration date in approximately one year, and a new Outcome Period will begin. The current Outcome Period is from October 1, 2022 through September 30, 2023. Each subsequent Outcome Period is expected to begin on the first day of October and conclude on the last day of September. The Outcomes may only be realized by investors who continuously hold Shares from the commencement of the Outcome Period until its conclusion. Investors who purchase Shares after the Outcome Period has begun, or sell Shares prior to the Outcome Period’s conclusion, may experience investment returns very different from those that the Fund seeks to provide.

The Outcomes. The Fund seeks to provide returns based upon the price performance of the S&P 500 ETF, up to a cap on upside returns and subject to a buffer, over the duration of the Outcome Period (the “S&P 500 ETF Returns”). The Fund also seeks to supplement the S&P 500 ETF Returns with any gains experienced by the QQQ ETF, up to a cap on upside returns, over the duration of the Outcome Period (the “QQQ ETF Returns”). The Fund seeks to experience performance over the duration of the Outcome Period equal to the sum of the S&P 500 ETF Returns and the QQQ ETF Returns. There is no guarantee that the Fund will successfully provide the Outcomes.

S&P 500 ETF Returns. If the S&P 500 ETF’s share price increases in value over the duration of the Outcome Period, the Fund seeks to experience an increase in value that approximately matches the increase experienced by the S&P 500 ETF, subject to an upside return cap discussed in greater detail below. If the S&P 500 ETF’s share price decreases in value over the duration of the Outcome Period, the Fund seeks to experience a decrease in value that approximately matches the decrease experienced by the S&P 500 ETF, subject to a buffer against of up to 9% of S&P 500 ETF losses (the “Buffer”). The Fund will participate in all S&P 500 ETF losses of greater than 9% on a one-to-one basis.

QQQ ETF Returns. If the QQQ ETF’s share price increases in value over the duration of the Outcome Period, the Fund seeks to experience an increase in value that approximately matches the increase experienced by the QQQ ETF, subject to an upside return cap discussed in greater detail below. The Fund’s net asset value (“NAV”) will not participate in any decreases in value experienced by the QQQ ETF when measured from the beginning to the end of the Outcome Period.

If the QQQ ETF’s share price decreases in value over the course of an entire Outcome Period, the Fund’s overall performance will be approximately the S&P 500 ETF Return for the Outcome Period. For an investor that purchases Fund Shares during an Outcome Period after the QQQ ETF has increased in value, in the event that the QQQ ETF’s share price was to subsequently decrease in value after an increase in its respective value, that decrease would also be reflected in the Fund’s NAV.

The hypothetical graphical illustration provided below is designed to illustrate the Outcomes based upon the hypothetical performances of the Underlying ETFs for a shareholder that holds Fund Shares for the entirety of the Outcome Period. Additional hypothetical graphical representations of the Outcomes are provided in “Additional Information Regarding the Fund’s Principal Investment Strategies.” There is no guarantee that the Fund will be successful in its attempt to provide the Outcomes for an Outcome Period. The returns that the Fund seeks to provide do not include the costs associated with purchasing Fund Shares and certain expenses incurred by the Fund.

The following table contains hypothetical examples designed to illustrate the Outcomes the Fund seeks to provide over an Outcome Period, based upon the performance of the S&P 500 ETF from -100% to 100% and using corresponding examples of performance of the other Underlying ETF.  The table is provided for illustrative purposes and does not provide every possible performance scenario for Shares over the course of an Outcome Period.  There is no guarantee that the Fund will be successful in its attempt to provide the Outcomes for an Outcome Period. The performance examples of the QQQ ETF that correspond to each hypothetical S&P 500 ETF performance example are also hypothetical and are provided solely as illustrations of the Fund’s performance when the two Underlying ETFs perform at various levels over an Outcome Period and does not purport to be representative of how each Underlying ETF will in fact perform in relation to each other. There is no guarantee that the Fund will be successful in its attempt to provide buffered returns. The table is not intended to predict or project the performance of the Underlying ETFs, FLEX Options or the Fund. Fund shareholders should not take this information as an assurance of the expected performance of any of the Underlying ETFs or return on the Fund’s Shares. The actual overall performance of the Fund will vary with fluctuations in the value of the FLEX Options during the Outcome Period, among other factors. Please refer to the Fund’s website, www.innovatoretfs.com/dboc, which provides updated information relating to this table on a daily basis throughout the Outcome Period.

SPY Price Performance	(100)%	(50)%	(20)%	(10)%	(5)%	0%	5%	10%	15%	20%	50%	100%
QQQ Price Performance	(100)%	(60)%	(35)%	(15)%	(15)%	5%	15%	15%	30%	35%	60%	100%
Innovator Double Stacker 9 Buffer ETF™ – October Performance[1]	(91)%	(41)%	(11)%	(1)%	0%	5%	15.09%	20.09%	20.18%*	20.18%*	20.18%*	20.18%*
SPY Leg Performance[2]	(91)%	(41)%	(11)%	(1)%	0%	0%	5%	10%	10.09%	10.09%	10.09%	10.09%
QQQ Leg Performance[2]	0%	0%	0%	0%	0%	5%	10.09%	10.09%	10.09%	10.09%	10.09%	10.09%
*

The Cumulative Fund Cap is set on the first day of the Outcome Period and is 20.18% prior to taking into account any fees or expenses charged to shareholders. When the Fund’s annual Fund management fee of 0.79% of the Fund’s average daily net assets is taken into account, the Cumulative Fund Cap is 19.39%. The Fund’s annual management fee of 0.79% of the Fund’s average daily net assets, any shareholder transaction fees and any extraordinary expenses incurred by the Fund will have the effect of reducing the Cap and Buffer amounts for Fund shareholders.

[1]

The performance of the Fund over the Outcome Period is the result of the Fund providing returns that match the S&P 500 ETF and any gains experienced by the QQQ ETF. However, the Fund will not participate in any losses experienced by the QQQ ETF over the duration of an Outcome Period. For example, if hypothetically the S&P 500 ETF’s share price decreases by 10% and the QQQ ETF’s share price decreases by 15% over the duration of an Outcome Period, the Fund will participate in the losses of the S&P 500 ETF, but not the losses of the QQQ ETF, which would result in a net Fund loss of 1% over the duration of the Outcome Period after taking into consideration the Buffer.

[2]	The “Leg Performance” represents the change in the performance of the Fund for an Outcome Period that is a result of the Underlying ETF’s performance for such Outcome Period.

The Outcome Period. The Outcomes sought by the Fund are based upon the Fund’s NAV on the first day of the Outcome Period. The Outcome Period begins on the day the FLEX Options are entered into and ends on the day they expire. Each FLEX Option’s value is ultimately derived from the performance of the applicable Underlying ETF over the duration of the Outcome Period. Because the terms of the FLEX Options don’t change, the Buffer relates to the Fund’s NAV on the first day of the Outcome Period. A shareholder that purchases Shares after the commencement of the Outcome Period will likely have purchased Shares at a different NAV than the NAV on the first day of the Outcome Period (the NAV upon which the Outcomes are based) and may experience investment outcomes very different from those sought by the Fund. A shareholder that sells Shares prior to the end of the Outcome Period may also experience investment outcomes very different from those sought by the Fund. To achieve the Outcomes sought by the Fund for the Outcome Period, an investor must be holding Shares on the day that the Fund enters into the FLEX Options and on the day those FLEX Options expire. There is no guarantee that the Fund will be successful in its attempt to provide the Outcomes.

The Fund’s assets will be principally composed of FLEX Options, the value of which is derived from the performance of the underlying reference asset, the applicable Underlying ETF’s share price. However, because a component of an option’s value is the number of days remaining until its expiration, during the Outcome Period, the Fund’s NAV will not directly correlate on a day-to-day basis with the returns experienced by the Underlying ETF. While the Fund’s investment sub-advisor, Milliman Financial Risk Management LLC (“Milliman” or the “Sub-Adviser”), generally anticipates that the Fund’s NAV will move in the same direction as the Underlying ETF’s share price. For example, during an Outcome Period, the Fund’s NAV is expected to increase if each Underlying ETF’s share price increases or one of the Underlying ETF’s share price increase offsets any decrease in the other Underlying ETF. Similarly, during an Outcome Period, the Fund’s NAV is expected to decrease if each Underlying ETF’s share price decreases or one of the Underlying ETF’s share price decrease offsets any increase in the other Underlying ETF. However, the Fund’s NAV will not directly correlate on a day-to-day basis with the returns experienced by the Underlying ETFs because a component of an Underlying ETF’s value is the number of days remaining until the expiration of the FLEX Options during the Outcome Period. Similarly, the amount of time remaining until the end of the Outcome Period also affects the impact of the Buffer on the Fund’s NAV, which may not be in full effect prior to the end of the Outcome Period. The Fund’s strategy is designed to produce the Outcomes upon the expiration of the FLEX Options on the last day of the Outcome Period and it should not be expected that the Outcomes will be provided at any point prior to that time.

While the Fund will not participate in any QQQ ETF losses when measured from the beginning to the end of an Outcome Period as whole, a decrease in the value of the QQQ ETF’s share price may cause a decrease in the Fund’s NAV while an Outcome Period is on-going. In the event an Outcome Period has begun, and the QQQ ETF’s share price has increased in value, such an increase will be reflected in the value of the Fund’s purchased call option on the QQQ ETF. Accordingly, in the event that the QQQ ETF’s share price was to subsequently decrease in value, that decrease would also be reflected in the value of that option, and therefore the Fund’s NAV. An investor that purchases Fund Shares after the QQQ ETF has increased in value may be negatively affected by future decreases.

Upside Return Caps. The extent to which the Fund will participate in gains experienced by the S&P 500 ETF and QQQ ETF is subject to an upside return cap (the “S&P 500 ETF Cap” and “QQQ ETF Cap,” respectively, and together, the “Underlying ETF Caps”) that each represents the maximum percentage return the Fund can achieve from its FLEX Options that reference the S&P 500 ETF and QQQ ETF, respectively, for the duration of the Outcome Period. Therefore, even though the Fund’s returns are based upon the performance of each Underlying ETF’s share price, if an Underlying ETF experiences returns for the Outcome Period in excess of its Underlying ETF Cap, the Fund will not experience those excess gains. The sum of the S&P 500 ETF Cap and QQQ ETF Cap represents the maximum percentage return the Fund itself can experience for the Outcome Period (the “Cumulative Fund Cap”). The Underlying ETF Caps and Cumulative Fund Cap should be considered before investing in the Fund. If an investor is considering purchasing Shares during the Outcome Period, and the Fund has already increased in value to a level near to the Cumulative Fund Cap, an investor purchasing Shares at that price has limited to no gains available for the remainder of the Outcome Period but remains vulnerable to significant downside risks. The Underlying ETF Caps and Cumulative Fund Cap may rise or fall from one Outcome Period to the next.

The Underlying ETF Caps and Cumulative Fund Cap will be determined on the first day of the Outcome Period based upon prevailing market conditions. For the current Outcome Period, the Underlying ETF Caps and Cumulative Fund Cap are set forth below, prior to taking into account any fees or expenses charged to shareholders.

•	The S&P 500 ETF Cap is 10.09%.

•	The QQQ ETF Cap is 10.09%.

•	The Cumulative Fund Cap is 20.18%.

When the Fund’s annual Fund management fee of 0.79% of the Fund’s average daily net assets is taken into account, the Underlying ETF Caps and Cumulative Fund Cap are revised downwards accordingly as set forth below and will be further reduced by any shareholder transaction fees and any extraordinary expenses incurred by the Fund.

•	The S&P 500 ETF Cap is 9.69%.

•	The QQQ ETF Cap is 9.69%.

•	The Cumulative Fund Cap is 19.39%.

For the purpose of this prospectus, “extraordinary expenses” are non-recurring expenses that may incurred by the Fund outside of the ordinary course of its business, including, without limitation, costs incurred in connection with any claim, litigation, arbitration, mediation, government investigation or similar proceedings, indemnification expenses and expenses in connection with holding and/or soliciting proxies for a meeting of Fund shareholders.

The occurrence of the Underlying ETF Caps (and therefore, the Cumulative Fund Cap, which is the sum of the Underlying ETF Caps) is a result of the design of the Fund’s principal investment strategy and the properties of the FLEX Options that comprise its portfolio. In order to provide the Buffer (which is described in detail below), the Fund, at the outset of the Outcome Period, purchases a put option on the S&P 500 ETF with a strike price approximately equal to the S&P 500 ETF’s share price at the outset of the Outcome Period. At the same time, it sells a put option on the S&P 500 ETF with a strike price approximately equal to 91% of the S&P 500 ETF’s share price at the outset of the Outcome Period. As a purchaser of a put option, the Fund is obligated to pay a premium to the seller. However, the Fund will also receive a premium in connection with its sale of a put option. Nonetheless, the amount of the premium that the Fund must pay in connection with its purchase of the put option will exceed the amount of the premium that the Fund will receive in connection with its sale of the put option. Because the Fund’s principal investment strategy is designed so that all premiums that the Fund must pay in connection with its FLEX Options positions must be offset by premiums it receives in connection with its FLEX Options positions, the Fund will sell a call option entitling the Fund to receive a premium equal to the difference between the premium the Fund must pay and the premium it receives from the FLEX Options that establish the Buffer. The strike price of this FLEX Option relative to the S&P 500 ETF’s share price determines the S&P 500 ETF Cap.

At the outset of the Outcome Period, the Fund also purchases a call option on the QQQ ETF with a strike price approximately equal to the QQQ ETF’s share price at the outset of the Outcome Period. If the QQQ ETF’s share price increases in value over the duration of the Outcome Period, the Fund will exercise the option and realize a gain approximately equal to the difference in the value of the QQQ ETF’s share price at the outset of the Outcome Period and the value of its share price at the conclusion of the Outcome Period. If the QQQ ETF’s share price decreases in value, the Fund will not exercise the option and it will expire worthless. This is the mechanism by which the Fund participates in any gains experienced by the QQQ ETF, but will not participate in losses experienced by the QQQ ETF, when measured from the beginning to the end of the Outcome Period. However, as a purchaser of a call option, the Fund is obligated to pay a premium to the seller. Because the Fund’s principal investment strategy is designed so that all premiums that the Fund must pay in connection with its FLEX Options positions must be offset by premiums it receives in connection with its FLEX Options positions, the Fund will sell a call option entitling the Fund to receive a premium equal to the premium it must pay in connection with its purchased call option. The strike price of this FLEX Option relative to the QQQ ETF’s share price determines the QQQ ETF Cap.

Buffer. If the S&P 500 ETF’s share price decreases in value over the duration of the Outcome Period, the Fund’s strategy has been designed such that the Fund will experience a decrease in value that approximately matches the decrease experienced by the S&P 500 ETF, subject to the 9% Buffer. The Buffer is designed to be operative against the first 9% of losses experienced by the S&P 500 ETF. This means that if the S&P 500 ETF’s share price decreases in value by up to 9% over the duration of the Outcome Period, the Fund seeks not to participate in any of those losses. However, if the S&P 500 ETF experiences losses in excess of 9% over the duration of the Outcome Period, the Fund will participate in all losses exceeding 9% on a one-to-one basis. Therefore, if the S&P 500 ETF’s share price experienced a decrease in value of 9% over the duration of the Outcome Period, the Fund seeks not to participate in any of those losses. However, if the S&P 500 ETF’s share price were to experience a decrease in value of 10%, the Fund’s strategy is designed such that the Fund would be expected to experience a corresponding decrease in value of 1%. There is no guarantee that the Fund will be successful in its attempt to provide buffered returns.

At the outset of the Outcome Period, the Fund creates the Buffer by purchasing a put option on the S&P 500 ETF at approximately the S&P 500 ETF’s current strike price and selling a put option on the S&P 500 ETF at approximately 91% of the S&P 500 ETF’s current strike price. As the purchaser of a put option, at the expiration of the option (which is therefore the last day of the Outcome Period), the Fund has the right to sell the S&P 500 ETF back to the seller at a price equal to the S&P 500 ETF’s share price at the outset of the Outcome Period. The Fund will exercise this option if the S&P 500 ETF’s share price at the conclusion of the Outcome Period is less than it was at the outset of the Outcome Period. When the trade is settled, the Fund would experience a gain from this position approximately equal to the difference between the S&P 500 ETF’s share price at the outset of the Outcome Period and its value at conclusion of the Outcome Period.

As the seller of a put option on the S&P 500 ETF at approximately 91% of the S&P 500 ETF’s current strike price, the purchaser of that put option has the right to sell the S&P 500 ETF back to the seller at a price equal to 91% S&P 500 ETF’s share price at the outset of the Outcome Period. The purchaser will exercise this option if the S&P 500 ETF’s share price at the conclusion of the Outcome Period is less than 91% of what it was at the outset of the Outcome Period.

Therefore, if the S&P 500 ETF’s share price has decreased in value over the duration of the Outcome Period, but by less than 9%, the Fund’s purchased put option will be “in-the-money” and entitle the Fund to receive cash equal to the difference in value of the S&P 500 ETF’s share price at the onset of the Outcome Period and the value of the S&P 500 ETF’s share price at the conclusion of the Outcome Period. Yet, the put option sold by the Fund will not be “in-the-money” and will expire worthless. If the S&P 500 ETF’s share price has decreased in value, but by greater than 9%, the Fund’s purchased put option will once again be in-the-money and entitle it to receive the value of the S&P 500 ETF at the outset of the Outcome Period. However, in this instance, the put option sold by the Fund will also be in-the-money and the Fund will be required to purchase the S&P 500 ETF at 91% of its share price at the outset of the Outcome Period. Cumulatively, this means that for Outcome Periods in which the S&P 500 ETF’s share price decreases by greater than 9%, the Fund will experience a loss in value approximately 9% less than the loss experienced by the S&P 500 ETF. There is no guarantee that the Fund will successfully provide the Buffer. The Buffer is provided prior to taking into account annual Fund management fees, shareholder transaction fees and any extraordinary expenses incurred by the Fund. These fees and any expenses will have the effect of reducing the Buffer amount for Fund shareholders for an Outcome Period. When the Fund’s annual management fee equal to 0.79% of the Fund’s daily net assets is taken into account, the net Buffer for an Outcome Period is 8.21%. The Fund’s strategy is designed to produce the Outcomes upon the expiration of its FLEX Options investments on the last day of the Outcome Period. It should not be expected that the Outcomes, including the net effect of the Fund’s annual management fee on the Cap and Buffer, will be provided at any point prior to the last day of the Outcome Period.

Fund Rebalance.  The Fund is a continuous investment vehicle.  It does not terminate and distribute its assets at the conclusion of each Outcome Period.  On the termination date of an Outcome Period, the Sub-Adviser will invest in a new set of FLEX Options and another Outcome Period will commence.

Approximately one week prior to the end of each Outcome Period, the Fund will file a prospectus supplement, which will alert existing shareholders that an Outcome Period is approaching its conclusion and disclose the anticipated ranges for the Fund’s Underlying ETF Caps and Cumulative Fund Cap for the next Outcome Period.  Following the close of business on the last day of the Outcome Period, the Fund will file a prospectus supplement that discloses the Fund’s final Underlying ETF Caps and Cumulative Fund Cap (both gross and net of the unitary management fee) for the next Outcome Period.  This information will be available on the Fund’s website, www.innovatoretfs.com/dboc, which also provides information relating to the Outcomes, including the Fund’s position relative to the Underlying ETF Caps and Cumulative Fund Cap, of an investment in the Fund on a daily basis.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund’s investment objectives will be achieved.

Buffered Loss Risk. There can be no guarantee that the Fund will be successful in its strategy to provide buffer protection against the first 9% of S&P 500 ETF losses. Investors who purchase Shares after the Fund has entered into the FLEX Options, or sells their Shares prior to the expiration of those FLEX Options, may not benefit from the Buffer. The Fund does not provide principal protection or non-principal protection, and an investor may experience significant losses on its investment, including the loss of its entire investment.

Capped Upside Return Risk. The Fund’s strategy seeks to provide returns that are subject to the Underlying ETF Caps and Cumulative Fund Cap. In the event that an Underlying ETF experiences gains in excess of its applicable Underlying ETF Cap over the duration of the Outcome Period, the Fund will not participate in those excess gains. Because the Fund’s strategy provides capped exposure to two Underlying ETFs, the Underlying ETF Caps (and thus the Cumulative Fund Cap) may be lower than if the Fund provided capped exposure to only a single reference asset. The Fund’s strategy seeks to provide the Outcomes if Shares are bought on the day on which the Fund enters into the FLEX Options and held until those FLEX Options expire at the end of the Outcome Period. In the event an investor purchases Shares after the date on which the FLEX Options were entered into and the Fund has risen in value to a level near to an Underlying ETF Cap, there may be little or no ability for that investor to experience an investment gain on their Shares relating to that Underlying ETF.

Upside Participation Risk. There can be no guarantee that the Fund will be successful in its strategy to provide shareholders with a total return that matches the increase of the Underlying ETFs over the Outcome Period, subject to a maximum return imposed by each Underlying ETF’s Cap. In the event an investor purchases Shares after the FLEX Options were entered into or does not stay invested in the Fund for the entirety of the Outcome Period, the returns realized by the investor may not match those that the Fund seeks to achieve.

FLEX Options Risk. The Fund will utilize FLEX Options issued and guaranteed for settlement by the OCC. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses. Additionally, FLEX Options may be less liquid than certain other securities, such as standardized options. In less liquid markets for the FLEX Options, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. In connection with the creation and redemption of Shares, to the extent market participants are not willing or able to enter into FLEX Option transactions with the Fund at prices that reflect the market price of the Shares, the Fund’s NAV and, in turn the share price of the Fund, could be negatively impacted. The Fund may experience substantial downside from specific FLEX Option positions and certain FLEX Option positions may expire worthless.

FLEX Options Performance Risk. The Fund’s overall performance will be based upon the price returns of multiple Underlying ETFs, subject to each Underlying ETF Cap. During an Outcome Period, in the event each Underlying ETF’s share price increases, or one or more Underlying ETFs’ share price increase offsets any decrease in the other Underlying ETFs, the Fund’s NAV is expected to increase. Similarly, during an Outcome Period, if each Underlying ETF’s share price decreases, or one or more Underlying ETF’s share price decrease offsets any increase in the other Underlying ETFs, the Fund’s NAV is expected to decrease. The value of the underlying FLEX Options will be affected by, among others, changes in an Underlying ETF’s share price, changes in interest rates, changes in the actual and implied volatility of an Underlying ETF, and the remaining time to until the FLEX Options expire. The value of the FLEX Options will likely not increase or decrease at the same rate as an Underlying ETF’s share price on a day-to-day basis (although they generally move in the same direction). As such, the Fund’s NAV will likely not increase or decrease at the same rate as the Underlying ETFs’ cumulative returns on a day-to-day basis. However, as a FLEX Option approaches its expiration date, its value typically increasingly moves with the value of an Underlying ETF.

Option Contracts Risk. The use of option contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of option contracts are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, changes in interest or currency exchange rates, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. There may at times be an imperfect correlation between the movement in values option contracts and the reference asset, and there may at times not be a liquid secondary market for certain option contracts. As the Fund enters into option contracts, pursuant to Rule 18f-4 under the 1940 Act (“Rule 18f-4”), the Fund is required to, among other things, adopt and implement a written derivatives risk management program and comply with limitations on risks relating to its derivatives transactions. To the extent the Fund is noncompliant with Rule 18f-4, the Fund may be required to adjust its investment portfolio which may, in turn, negatively impact the Fund’s ability to deliver the sought-after Outcomes.

Clearing Member Default Risk. Transactions in some types of derivatives, including FLEX Options, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house, such as the OCC, rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to, and receive payments from, a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any option contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for its FLEX Options may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. If a clearing member defaults the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. The loss of a clearing member for the Fund to transact with could result in increased transaction costs and other issues that could impede the Fund’s ability to implement its investment strategy. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

Counterparty Risk. Counterparty risk is the risk an issuer, guarantor or counterparty of a security in the Fund is unable or unwilling to meet its obligation on the security. Counterparty risk may arise because of the counterparty’s financial condition, market activities, or for other reasons. The Fund may be unable to recover its investment from the counterparty or may obtain a limited and/or delayed recovery. The OCC acts as guarantor and central counterparty with respect to the FLEX Options. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations. In the event an OCC clearing member that is a counterparty of the Fund were to become insolvent, the Fund may have some or all of its FLEX Options closed without its consent or may experience delays or other difficulties in attempting to close or exercise its affected FLEX Options positions, both of which would impair the Fund’s ability to deliver on its investment strategy. The OCC’s rules and procedures are designed to facilitate the prompt settlement of options transactions and exercises, including for clearing member insolvencies. However, there is the risk that the OCC and its backup system will fail if clearing member insolvencies are substantial or widespread. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses.

Outcome Period Risk. The Fund’s investment strategy is designed to deliver the Outcomes if Shares are held from the time the Fund enters into the FLEX Options and held until those FLEX Options expire at the end of the Outcome Period. In the event an investor purchases Shares after the FLEX Options were entered into or sells Shares prior to the expiration of the FLEX Options, the returns realized by the investor will not match those that the Fund seeks to provide.

Cap Change Risk. The Underlying ETF Caps and Cumulative Fund Cap are established at the beginning of each Outcome Period and are dependent on prevailing market conditions at the time the Cap is established. As such, an Underlying ETF Cap (and thus Cumulative Fund Cap) may rise or fall from one Outcome Period to the next and is unlikely to remain the same for consecutive Outcome Periods.

Underlying ETFs Risk. Because the value of the FLEX Options held by the Fund are based on the value of the Underlying ETFs, the Fund’s investment performance largely depends on the investment performance and associated risks of the Underlying ETFs. The Underlying ETFs are subject to many of the same structural risks as the Fund that are described in more detail herein, such as Authorized Participant Concentration Risk, Fluctuation of Net Asset Value Risk, Market Maker Risk, Market Risk, Operational Risk and Trading Issues Risk. However, the risks of investing in an ETF also include the risks associated with the underlying investments held by the ETF. As such, the Fund may be subject to the following risks as a result of its exposure to the Underlying ETFs through its usage of FLEX Options:

Equity Securities Risk. The Underlying ETFs invest in equity securities, and therefore the Fund has exposure to the equity securities markets due to its investment in FLEX Options that reference the Underlying ETFs. Equity securities may decline in value because of declines in the price of a particular holding or the broad stock market. Such declines may relate directly to the issuer of a security or broader economic or market events, including changes in interest rates. The value of shares will fluctuate with changes in the value of the equity securities the Underlying ETFs invest in.

Information Technology Companies Risk. The Underlying ETFs invest significantly in information technology companies, which results in the Fund having significant exposure to such companies through its exposure to the Underlying ETFs by virtue of its usage of FLEX Options. Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Like other technology companies, information technology companies may have limited product lines, markets, financial resources or personnel. The products of information technology companies may face obsolescence due to rapid technological developments, frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Companies in the information technology sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies. Information technology companies are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action.

Large Capitalization Companies Risk. The Underlying ETFs invest in the securities of large capitalization companies, which results in the Fund having significant exposure to such companies through its exposure to the Underlying ETFs by virtue of its usage of FLEX Options. Large capitalization companies may grow at a slower rate and be less able to adapt to changing market conditions than smaller capitalization companies. Thus, the return on investment in securities of large capitalization companies may be less than the return on investment in securities of small and/or mid capitalization companies. The performance of large capitalization companies also tends to trail the overall market during different market cycles.

Correlation Risk. The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date. As a FLEX Option approaches its expiration date, its value typically will increasingly move with the value of the Underlying ETFs. However, prior to the expiration date, the value of the FLEX Options may vary prior to the expiration date because of related factors other than the value of the Underlying ETFs. The value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. Factors that may influence the value of the FLEX Options include interest rate changes and implied volatility levels of the Underlying ETFs, among others. The value of the FLEX Options held by the Fund typically do not increase or decrease at the same level as each Underlying ETF’s share price on a day-to-day basis due to these factors (although they generally move in the same direction).

Authorized Participant Concentration Risk. Only an authorized participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as authorized participants on an agency basis (i.e., on behalf of other market participants). To the extent that authorized participants exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other authorized participant is able to step forward to create or redeem “Creation Units” (large blocks of a specified number of Shares), Shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts and/or delisting.

Cash Transactions Risk. The Fund may effectuate all or a portion of the issuance and redemption of Creation Units for cash, rather than in-kind securities. As a result, an investment in the Fund may be less tax-efficient than an investment in an ETF that effectuates its Creation Units only on an in-kind basis. ETFs are able to make in-kind redemptions to avoid being taxed on gains on the distributed portfolio securities at the fund level. A fund that effects redemptions for cash may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds and may be forced to recognize gains. The Fund intends to distribute gains that arise by virtue of the issuance and redemption of Creation Units being effectuated in cash to shareholders to avoid being taxed on this gain at the fund level and otherwise comply with special tax rules that apply to it. This may cause shareholders to be subject to tax on gains they would not otherwise be subject to, or at an earlier date than if they had made an investment in another ETF. Moreover, cash transactions may have to be carried out over several days if the securities market is relatively illiquid and may involve considerable brokerage fees and taxes. These brokerage fees and taxes, which will be higher than if the Fund sold and redeemed its shares principally in-kind, will be passed on to those purchasing and redeeming Creation Units in the form of creation and redemption transaction fees. The Fund’s use of cash for creations and redemptions could also result in dilution to the Fund and increased transaction costs, which could negatively impact the Fund’s ability to achieve its investment objective.

Cyber Security Risk. As the use of Internet technology has become more prevalent in the course of business, the investment industry has become more susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the Fund’s third-party service providers, such as its administrator, transfer agent, or custodian, can also subject the Fund to many of the same risks associated with direct cyber security breaches. The Fund has established risk management systems designed to reduce the risks associated with cyber security. However, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

Investment Objective Risk. Certain circumstances under which the Fund might not achieve its objective include, but are not limited, to (i) if the Fund disposes of FLEX Options, (ii) if the Fund is unable to maintain the proportional relationship based on the number of FLEX Options in the Fund’s portfolio, (iii) a significant accrual of Fund expenses in connection with effecting the Fund’s principal investment strategy or (iv) adverse tax law changes affecting the treatment of FLEX Options.

Liquidity Risk. In the event that trading in the underlying FLEX Options is limited or absent, the value of the Fund’s FLEX Options may decrease. There is no guarantee that a liquid secondary trading market will exist for the FLEX Options. The trading in FLEX Options may be less deep and liquid than the market for certain other securities, including certain non-customized option contracts. In a less liquid market for the FLEX Options, terminating the FLEX Options may require the payment of a premium or acceptance of a discounted price and may take longer to complete. Additionally, the liquidation of a large number of FLEX Options may more significantly impact the price in a less liquid market. Further, the Fund requires a sufficient number of participants to facilitate the purchase and sale of options on an exchange to provide liquidity to the Fund for its FLEX Option positions. A less liquid trading market may adversely impact the value of the FLEX Options and the value of your investment.

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. The Sub-Adviser applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that the Fund will meet its investment objective.

Market Maker Risk. If the Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s NAV and the price at which the Shares are trading on the Exchange, which could result in a decrease in the market price of the Shares. In addition, decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price. This reduced effectiveness could result in Shares trading at a discount to NAV and in greater than normal intra-day bid-ask spreads for Shares.

Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Assets may decline in value due to factors affecting financial markets generally or particular asset classes or industries represented in the markets. The value of FLEX Options or other assets may also decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or due to factors that affect a particular issuer or issuers, country, group of countries, region, market, industry, group of industries, sector or asset class. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates will not have the same impact on all types of securities. Securities, including the Shares, are subject to market fluctuations and liquidity constraints that may be caused by such factors as economic, political, or regulatory developments, changes in interest rates, and/or perceived trends in securities prices. Shares of the Fund could decline in value or underperform other investments.

Non-Diversification Risk. The Fund is classified as “non-diversified” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the “Code”). The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error in the calculation of the Underlying ETF Caps and Cumulative Fund Cap, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund and its Adviser and Sub-Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.

Premium/Discount Risk. The Fund’s Shares trade on the Exchange at their market price rather than their NAV. The market price of the Fund’s Shares generally corresponds to movements in the Fund’s NAV as well as the relative supply and demand for Shares on the Exchange. The market price may be at, above or below the Fund’s NAV. Differences in market price and NAV of the Fund’s Shares may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the Fund’s holdings trading individually or in the aggregate at any point in time. These differences can be especially pronounced during times of market volatility or stress. During these periods, the demand for Shares may decrease considerably and cause the market price of Shares to deviate significantly from the Fund’s NAV.

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a regulated investment company (“RIC”) under Subchapter M of the Code. However, the federal income tax treatment of certain aspects of the proposed operations of the Fund are not entirely clear. This includes the tax aspects of the Fund’s options strategy, its hedging strategy, the possible application of the “straddle” rules, and various loss limitation provisions of the Code. If, in any year, the Fund fails to qualify as a RIC under the applicable tax laws, the Fund would be taxed as an ordinary corporation. The Fund intends to treat any income it may derive from the FLEX Options as “qualifying income” under the provisions of the Code applicable to RICs. In addition, based upon language in the legislative history, the Fund intends to treat the issuer of the FLEX Options as the referenced asset, which, assuming the referenced asset qualifies as a RIC, would allow the Fund to qualify for special rules in the RIC diversification requirements. If the income is not qualifying income or the issuer of the FLEX Options is not appropriately the referenced asset, the Fund could lose its own status as a RIC. The FLEX Options included in the portfolio are exchange-traded options. Under Section 1256 of the Code, certain types of exchange-traded options are treated as if they were sold (i.e., “marked to market”) at the end of each year. The Fund does not believe that the positions held by the Fund will be subject to Section 1256, which means that the positions will not be marked to market. In the event that a shareholder purchases Shares of the Fund shortly before a distribution by the Fund, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price.

Trading Issues Risk. Although the Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for such Shares will develop or be maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. Market makers are under no obligation to make a market in the Shares, and authorized participants are not obligated to submit purchase or redemption orders for Creation Units. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged.

Valuation Risk. During periods of reduced market liquidity or in the absence of readily available market quotations for the holdings of the Fund, the ability of the Fund to value the FLEX Options will become more difficult. In market environments where there is reduced availability of reliable objective pricing data, the judgment of the Fund’s investment adviser in determining the fair value of the security may play a greater role. While such determinations may be made in good faith, it may nevertheless be more difficult for the Fund to accurately assign a daily value.

The Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is classified as “non-diversified” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the “Code”). The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below illustrate the annual calendar year returns of the Fund based on NAV as well as the average annual Fund returns. The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year-to-year and by showing how the Fund’s average annual total returns based on NAV compare to those of the following broad-based market indices: the S&P 500 Total Return Index, the S&P 500 Price Return Index and the NASDAQ 100® Price Return Index. Both the S&P 500 Total Return Index and the S&P 500 Price Return Index have the same constituents in the same weights. However, the S&P 500 Total Return Index assumes that any dividends paid out by index constituents have been reinvested in the index and the S&P 500 Price Return Index, which measures only the price movements of index constituents, does not. Although the Outcomes the Fund seeks to provide are based upon the price performance of the Underlying ETFs, the returns of the S&P 500 Total Return Index have been provided in accordance with the requirements of Form N-1A of the 1940 Act. The Fund’s performance information is accessible on the Fund’s website at www.innovatoretfs.com.

The Fund’s highest quarterly return was 4.16% (quarter ended December 31, 2022) and the Fund’s lowest quarterly return was (9.07)% (quarter ended June 30, 2022).

Average Annual Total Return as of December 31, 2022

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.innovatoretfs.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2022
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.16%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2022
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(9.07%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.

Innovator Double Stacker 9 Buffer ETF - October | Innovator Double Stacker 9 Buffer ETF - October
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.79%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.79%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 81
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	252
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	439
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 978
1 Year	rr_AverageAnnualReturnYear01	(8.54%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.64%
Innovator Double Stacker 9 Buffer ETF - October | Innovator Double Stacker 9 Buffer ETF - October | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(8.54%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.64%
Innovator Double Stacker 9 Buffer ETF - October | Innovator Double Stacker 9 Buffer ETF - October | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(5.05%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.79%
Innovator Double Stacker 9 Buffer ETF - October | Innovator Double Stacker 9 Buffer ETF - October | N A S D A Q 100 Price Return Index [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(32.97%)
Since Inception	rr_AverageAnnualReturnSinceInception	(1.88%)
Innovator Double Stacker 9 Buffer ETF - October | Innovator Double Stacker 9 Buffer ETF - October | S P 500 Total Return Index [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(18.11%)
Since Inception	rr_AverageAnnualReturnSinceInception	7.71%
Innovator Double Stacker 9 Buffer ETF - October | Innovator Double Stacker 9 Buffer ETF - October | S P 500 Price Return Index [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(19.44%)
Since Inception	rr_AverageAnnualReturnSinceInception	6.06%
Innovator Double Stacker ETF - October
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	DSOC
Risk/Return [Heading]	rr_RiskReturnHeading	Innovator Double Stacker ETF™ – October
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks to provide investors with returns that match those of the SPDR S&P 500 ETF Trust, up to the upside cap of 13.45% (prior to taking into account management fees and other fees) over the period from October 1, 2022 to September 30, 2023. The Fund also seeks to provide investors with any positive returns of the Invesco QQQ TrustSM, Series 1, up to the upside cap of 13.45% (prior to taking into account management fees and other fees) over the period from October 1, 2022 to September 30, 2023.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. During the fiscal year ended October 31, 2022, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio.

Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. This example does not include the brokerage commissions that investors may pay to buy and sell Shares.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

General Strategy Description. The Fund will invest substantially all of its assets in a portfolio of FLexible EXchange® Options (“FLEX Options”) that reference both the SPDR® S&P 500® ETF Trust (“S&P 500 ETF”) and the Invesco QQQ TrustSM, Series 1 (the “QQQ ETF,” and together with the S&P 500 ETF, the “Underlying ETFs”). Each Underlying ETF is an exchange-traded fund registered under the Investment Company Act of 1940 (the “1940 Act”). The S&P 500 ETF seeks to track the investment results of the S&P 500 Index, a large-cap, market-weighted, U.S. equities index that tracks the performance of 500 leading companies in leading industries. The QQQ ETF seeks to track the investment results of the NASDAQ-100 Index, a modified market capitalization-weighted index composed of the 100 largest (by market capitalization) domestic and international non-financial companies listed on the NASDAQ Stock Market, LLC. To the extent the Underlying ETFs concentrate (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent. Through its use of FLEX Options on the Underlying ETFs, the Fund has significant exposure to information technology companies.

Additional information about the Underlying ETFs is set forth in the section entitled “Additional Information Regarding the Fund’s Principal Investment Strategies.” Due to the unique mechanics of the Fund’s strategy, the return an investor can expect to receive from an investment in the Fund has characteristics that are distinct from many other investment vehicles. It is important that an investor understand these characteristics before making an investment in the Fund.

In general, an option contract is an agreement between a buyer and seller that gives the purchaser of the option the right to buy or sell a particular asset at a specified future date at an agreed upon price. FLEX Options are exchange-traded options contracts with uniquely customizable terms. Although guaranteed for settlement by the Options Clearing Corporation (the “OCC”), FLEX Options are still subject to counterparty risk with the OCC and may be less liquid than more traditional exchange-traded options. Each of the FLEX Options purchased and sold throughout the Outcome Period will have the same terms (i.e., strike price and expiration) as the corresponding FLEX Options purchased and sold at the outset of the Outcome Period. A detailed explanation regarding the terms of the FLEX Options and the mechanics of the Fund’s strategy can be found below and in the section entitled “Additional Information About the Fund’s Principal Investment Strategies.”

The pre-determined outcomes sought by the Fund, which includes the upside return caps discussed below (the “Outcomes”), are based upon the performance of each Underlying ETF’s share price over successive approximately one-year periods (each, an “Outcome Period”). The start and end dates of an Outcome Period correspond to the date on which the Fund entered into the FLEX Options comprising its portfolio and the date on which those FLEX Options expire. Upon the conclusion of the Outcome Period, the Fund will receive the cash value of all the FLEX Options it held for the prior Outcome Period. It will then invest in a new series of FLEX Options with an expiration date in approximately one year, and a new Outcome Period will begin. The current Outcome Period is from October 1, 2022 through September 30, 2023. Each subsequent Outcome Period is expected to begin on the first day of October and conclude on the last day of September. The Outcomes may only be realized by investors who continuously hold Shares from the commencement of the Outcome Period until its conclusion. Investors who purchase Shares after the Outcome Period has begun, or sell Shares prior to the Outcome Period’s conclusion, may experience investment returns very different from those that the Fund seeks to provide.

The Outcomes. The Fund seeks to provide returns based upon the price performance of the S&P 500 ETF, up to a cap on upside returns, over the duration of the Outcome Period (the “S&P 500 ETF Returns”). The Fund also seeks to supplement the S&P 500 ETF Returns with any gains experienced by the QQQ ETF, up to a cap on upside returns, over the duration of the Outcome Period (the “QQQ ETF Returns”). The Fund seeks to experience performance over the duration of the Outcome Period equal to the sum of the S&P 500 ETF Returns and the QQQ ETF Returns. There is no guarantee that the Fund will successfully provide the Outcomes.

S&P 500 ETF Returns. If the S&P 500 ETF’s share price increases in value over the duration of the Outcome Period, the Fund seeks to experience an increase in value that approximately matches the increase experienced by the S&P 500 ETF, subject to an upside return cap discussed in greater detail below. If the S&P 500 ETF’s share price decreases in value over the duration of the Outcome Period, the Fund seeks to experience a decrease in value that approximately matches the decrease experienced by the S&P 500 ETF. The Fund will participate in all S&P 500 ETF losses on a one-to-one basis.

QQQ ETF Returns. If the QQQ ETF’s share price increases in value over the duration of the Outcome Period, the Fund seeks to experience an increase in value that approximately matches the increase experienced by the QQQ ETF, subject to an upside return cap discussed in greater detail below. The Fund’s net asset value (“NAV”) will not participate in any decreases in value experienced by the QQQ ETF when measured from the beginning to the end of the Outcome Period.

If the QQQ ETF’s share price decreases in value over the course of an entire Outcome Period, the Fund’s overall performance will be approximately the S&P 500 ETF Return for the Outcome Period. For an investor that purchases Fund Shares during an Outcome Period after the QQQ ETF has increased in value, in the event that the QQQ ETF’s share price was to subsequently decrease in value after an increase in its respective value, that decrease would also be reflected in the Fund’s NAV.

The hypothetical graphical illustration provided below is designed to illustrate the Outcomes based upon the hypothetical performances of the Underlying ETFs for a shareholder that holds Fund Shares for the entirety of the Outcome Period. Additional hypothetical graphical representations of the Outcomes are provided in “Additional Information Regarding the Fund’s Principal Investment Strategies.” There is no guarantee that the Fund will be successful in its attempt to provide the Outcomes for an Outcome Period. The returns that the Fund seeks to provide do not include the costs associated with purchasing Fund Shares and certain expenses incurred by the Fund.

The following table contains hypothetical examples designed to illustrate the Outcomes the Fund seeks to provide over an Outcome Period, based upon the performance of the S&P 500 ETF from -100% to 100% and using corresponding examples of performance of the other Underlying ETF.  The table is provided for illustrative purposes and does not provide every possible performance scenario for Shares over the course of an Outcome Period.  There is no guarantee that the Fund will be successful in its attempt to provide the Outcomes for an Outcome Period. The performance examples of the QQQ ETF that correspond to each hypothetical S&P 500 ETF performance example are also hypothetical and are provided solely as illustrations of the Fund’s performance when the two Underlying ETFs perform at various levels over an Outcome Period and does not purport to be representative of how each Underlying ETF will in fact perform in relation to each other. The table is not intended to predict or project the performance of the Underlying ETFs, FLEX Options or the Fund. Fund shareholders should not take this information as an assurance of the expected performance of any of the Underlying ETFs or return on the Fund’s Shares. The actual overall performance of the Fund will vary with fluctuations in the value of the FLEX Options during the Outcome Period, among other factors. Please refer to the Fund’s website, www.innovatoretfs.com/dsoc, which provides updated information relating to this table on a daily basis throughout the Outcome Period.

SPY Price Performance	(100)%	(50)%	(20)%	(10)%	(5)%	0%	5%	10%	15%	20%	50%	100%
QQQ Price Performance	(100)%	(60)%	(35)%	(15)%	(15)%	5%	15%	15%	30%	35%	60%	100%
Innovator Double Stacker ETF™ – October Performance[1]	(100)%	(50)%	(20)%	(10)%	(5)%	5%	18.45%	23.45%	26.90%*	26.90%*	26.90%*	26.90%*
SPY Leg Performance[2]	(100)%	(50)%	(20)%	(10)%	(5)%	0%	5%	10%	13.45%	13.45%	13.45%	13.45%
QQQ Leg Performance[2]	0%	0%	0%	0%	0%	5%	13.45%	13.45%	13.45%	13.45%	13.45%	13.45%
*

The Cumulative Fund Cap is set on the first day of the Outcome Period and is 26.90% prior to taking into account any fees or expenses charged to shareholders. When the Fund’s annual Fund management fee of 0.79% of the Fund’s average daily net assets is taken into account, the Cumulative Fund Cap is 26.11%. The Fund’s annual management fee of 0.79% of the Fund’s average daily net assets, any shareholder transaction fees and any extraordinary expenses incurred by the Fund will have the effect of reducing the Cap amount for Fund shareholders.

[1]

The performance of the Fund over the Outcome Period is the result of the Fund providing returns that match the S&P 500 ETF and any gains experienced by the QQQ ETF. However, the Fund will not participate in any losses experienced by the QQQ ETF over the duration of an Outcome Period. For example, if hypothetically the S&P 500 ETF’s share price decreases by 5% and the QQQ ETF’s share price decreases by 15% over the duration of an Outcome Period, the Fund will participate in the losses of the S&P 500 ETF, but not the losses of the QQQ ETF, which would result in a net Fund loss of 5% over the duration of the Outcome Period.

[2]	The “Leg Performance” represents the change in the performance of the Fund for an Outcome Period that is a result of the Underlying ETF’s performance for such Outcome Period.

The Outcome Period. The Outcomes sought by the Fund are based upon the Fund’s NAV on the first day of the Outcome Period. The Outcome Period begins on the day the FLEX Options are entered into and ends on the day they expire. Each FLEX Option’s value is ultimately derived from the performance of the applicable Underlying ETF over the duration of the Outcome Period. Because the terms of the FLEX Options don’t change, the Outcomes relate to the Fund’s NAV on the first day of the Outcome Period. A shareholder that purchases Shares after the commencement of the Outcome Period will likely have purchased Shares at a different NAV than the NAV on the first day of the Outcome Period (the NAV upon which the Outcomes are based) and may experience investment outcomes very different from those sought by the Fund. A shareholder that sells Shares prior to the end of the Outcome Period may also experience investment outcomes very different from those sought by the Fund. To achieve the Outcomes sought by the Fund for the Outcome Period, an investor must be holding Shares on the day that the Fund enters into the FLEX Options and on the day those FLEX Options expire. There is no guarantee that the Fund will be successful in its attempt to provide the Outcomes.

The Fund’s assets will be principally composed of FLEX Options, the value of which is derived from the performance of the underlying reference asset, the applicable Underlying ETF’s share price. However, because a component of an option’s value is the number of days remaining until its expiration, during the Outcome Period, the Fund’s NAV will not directly correlate on a day-to-day basis with the returns experienced by the Underlying ETF. While the Fund’s investment sub-advisor, Milliman Financial Risk Management LLC (“Milliman” or the “Sub-Adviser”), generally anticipates that the Fund’s NAV will move in the same direction as the Underlying ETF’s share price. For example, during an Outcome Period, the Fund’s NAV is expected to increase if each Underlying ETF’s share price increases or one of the Underlying ETF’s share price increase offsets any decrease in the other Underlying ETF. Similarly, during an Outcome Period, the Fund’s NAV is expected to decrease if each Underlying ETF’s share price decreases or one of the Underlying ETF’s share price decrease offsets any increase in the other Underlying ETF. However, the Fund’s NAV will not directly correlate on a day-to-day basis with the returns experienced by the Underlying ETFs because a component of an Underlying ETF’s value is the number of days remaining until the expiration of the FLEX Options during the Outcome Period. The Fund’s strategy is designed to produce the Outcomes upon the expiration of the FLEX Options on the last day of the Outcome Period and it should not be expected that the Outcomes will be provided at any point prior to that time.

While the Fund will not participate in any QQQ ETF losses when measured from the beginning to the end of an Outcome Period as whole, a decrease in the value of the QQQ ETF’s share price may cause a decrease in the Fund’s NAV while an Outcome Period is on-going. In the event an Outcome Period has begun, and the QQQ ETF’s share price has increased in value, such an increase will be reflected in the value of the Fund’s purchased call option on the QQQ ETF. Accordingly, in the event that the QQQ ETF’s share price was to subsequently decrease in value, that decrease would also be reflected in the value of that option, and therefore the Fund’s NAV. An investor that purchases Fund Shares after the QQQ ETF has increased in value may be negatively affected by future decreases.

Upside Return Caps. The extent to which the Fund will participate in gains experienced by the S&P 500 ETF and QQQ ETF is subject to an upside return cap (the “S&P 500 ETF Cap” and “QQQ ETF Cap,” respectively, and together, the “Underlying ETF Caps”) that each represents the maximum percentage return the Fund can achieve from its FLEX Options that reference the S&P 500 ETF and QQQ ETF, respectively, for the duration of the Outcome Period. Therefore, even though the Fund’s returns are based upon the performance of each Underlying ETF’s share price, if an Underlying ETF experiences returns for the Outcome Period in excess of its Underlying ETF Cap, the Fund will not experience those excess gains. The sum of the S&P 500 ETF Cap and QQQ ETF Cap represents the maximum percentage return the Fund itself can experience for the Outcome Period (the “Cumulative Fund Cap”). The Underlying ETF Caps and Cumulative Fund Cap should be considered before investing in the Fund. If an investor is considering purchasing Shares during the Outcome Period, and the Fund has already increased in value to a level near to the Cumulative Fund Cap, an investor purchasing Shares at that price has limited to no gains available for the remainder of the Outcome Period but remains vulnerable to significant downside risks. The Underlying ETF Caps and Cumulative Fund Cap may rise or fall from one Outcome Period to the next.

The Underlying ETF Caps and Cumulative Fund Cap will be determined on the first day of the Outcome Period based upon prevailing market conditions. For the current Outcome Period, the Underlying ETF Caps and Cumulative Fund Cap are set forth below, prior to taking into account any fees or expenses charged to shareholders.

•	The S&P 500 ETF Cap is 13.45%.

•	The QQQ ETF Cap is 13.45%.

•	The Cumulative Fund Cap is 26.90%.

When the Fund’s annual Fund management fee of 0.79% of the Fund’s average daily net assets is taken into account, the Underlying ETF Caps and Cumulative Fund Cap are revised downwards accordingly as set forth below and will be further reduced by any shareholder transaction fees and any extraordinary expenses incurred by the Fund.

•	The S&P 500 ETF Cap is 13.05%.

•	The QQQ ETF Cap is 13.05%.

•	The Cumulative Fund Cap is 26.11%.

For the purpose of this prospectus, “extraordinary expenses” are non-recurring expenses that may incurred by the Fund outside of the ordinary course of its business, including, without limitation, costs incurred in connection with any claim, litigation, arbitration, mediation, government investigation or similar proceedings, indemnification expenses and expenses in connection with holding and/or soliciting proxies for a meeting of Fund shareholders.

The occurrence of the Underlying ETF Caps (and therefore, the Cumulative Fund Cap, which is the sum of the Underlying ETF Caps) is a result of the design of the Fund’s principal investment strategy and the properties of the FLEX Options that comprise its portfolio. In order to provide participation in the return of the S&P 500 ETF, the Fund, at the outset of the Outcome Period, purchases a call option on the S&P 500 ETF with a strike price putting the option already deeply “in-the-money.” As a purchaser of a call option, the Fund is obligated to pay a premium to the seller. However, because the Fund’s principal investment strategy is designed so that all premiums that the Fund must pay in connection with its FLEX Options positions must be offset by premiums it receives in connection with its FLEX Options positions, the Fund will sell a call option entitling the Fund to receive a premium equal to the premium it must pay in connection with its purchased call option. The strike price of this FLEX Option relative to the S&P 500 ETF’s share price determines the S&P 500 ETF Cap.

At the outset of the Outcome Period, the Fund also purchases a call option on the QQQ ETF with a strike price approximately equal to the QQQ ETF’s share price at the outset of the Outcome Period. If the QQQ ETF’s share price increases in value over the duration of the Outcome Period, the Fund will exercise the option and realize a gain approximately equal to the difference in the value of the QQQ ETF’s share price at the outset of the Outcome Period and the value of its share price at the conclusion of the Outcome Period. If the QQQ ETF’s share price decreases in value, the Fund will not exercise the option and it will expire worthless. This is the mechanism by which the Fund participates in any gains experienced by the QQQ ETF, but will not participate in losses experienced by the QQQ ETF, when measured from the beginning to the end of the Outcome Period. However, as a purchaser of a call option, the Fund is obligated to pay a premium to the seller. Because the Fund’s principal investment strategy is designed so that all premiums that the Fund must pay in connection with its FLEX Options positions must be offset by premiums it receives in connection with its FLEX Options positions, the Fund will sell a call option entitling the Fund to receive a premium equal to the premium it must pay in connection with its purchased call option. The strike price of this FLEX Option relative to the QQQ ETF’s share price determines the QQQ ETF Cap.

Fund Rebalance.  The Fund is a continuous investment vehicle.  It does not terminate and distribute its assets at the conclusion of each Outcome Period.  On the termination date of an Outcome Period, the Sub-Adviser will invest in a new set of FLEX Options and another Outcome Period will commence.

Approximately one week prior to the end of each Outcome Period, the Fund will file a prospectus supplement, which will alert existing shareholders that an Outcome Period is approaching its conclusion and disclose the anticipated ranges for the Fund’s Underlying ETF Caps and Cumulative Fund Cap for the next Outcome Period.  Following the close of business on the last day of the Outcome Period, the Fund will file a prospectus supplement that discloses the Fund’s final Underlying ETF Caps and Cumulative Fund Cap (both gross and net of the unitary management fee) for the next Outcome Period.  This information will be available on the Fund’s website, www.innovatoretfs.com/dsoc, which also provides information relating to the Outcomes, including the Fund’s position relative to the Underlying ETF Caps and Cumulative Fund Cap, of an investment in the Fund on a daily basis.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund’s investment objectives will be achieved.

Capped Upside Return Risk. The Fund’s strategy seeks to provide returns that are subject to the Underlying ETF Caps and Cumulative Fund Cap. In the event that an Underlying ETF experiences gains in excess of its applicable Underlying ETF Cap over the duration of the Outcome Period, the Fund will not participate in those excess gains. Because the Fund’s strategy provides capped exposure to two Underlying ETFs, the Underlying ETF Caps (and thus the Cumulative Fund Cap) may be lower than if the Fund provided capped exposure to only a single reference asset. The Fund’s strategy seeks to provide the Outcomes if Shares are bought on the day on which the Fund enters into the FLEX Options and held until those FLEX Options expire at the end of the Outcome Period. In the event an investor purchases Shares after the date on which the FLEX Options were entered into and the Fund has risen in value to a level near to an Underlying ETF Cap, there may be little or no ability for that investor to experience an investment gain on their Shares relating to that Underlying ETF.

Upside Participation Risk. There can be no guarantee that the Fund will be successful in its strategy to provide shareholders with a total return that matches the increase of the Underlying ETFs over the Outcome Period, subject to a maximum return imposed by each Underlying ETF’s Cap. In the event an investor purchases Shares after the FLEX Options were entered into or does not stay invested in the Fund for the entirety of the Outcome Period, the returns realized by the investor may not match those that the Fund seeks to achieve.

FLEX Options Risk. The Fund will utilize FLEX Options issued and guaranteed for settlement by the OCC. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses. Additionally, FLEX Options may be less liquid than certain other securities, such as standardized options. In less liquid markets for the FLEX Options, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. In connection with the creation and redemption of Shares, to the extent market participants are not willing or able to enter into FLEX Option transactions with the Fund at prices that reflect the market price of the Shares, the Fund’s NAV and, in turn the share price of the Fund, could be negatively impacted. The Fund may experience substantial downside from specific FLEX Option positions and certain FLEX Option positions may expire worthless.

FLEX Options Performance Risk. The Fund’s overall performance will be based upon the price returns of multiple Underlying ETFs, subject to each Underlying ETF Cap. During an Outcome Period, in the event each Underlying ETF’s share price increases, or one or more Underlying ETFs’ share price increase offsets any decrease in the other Underlying ETFs, the Fund’s NAV is expected to increase. Similarly, during an Outcome Period, if each Underlying ETF’s share price decreases, or one or more Underlying ETF’s share price decrease offsets any increase in the other Underlying ETFs, the Fund’s NAV is expected to decrease. The value of the underlying FLEX Options will be affected by, among others, changes in an Underlying ETF’s share price, changes in interest rates, changes in the actual and implied volatility of an Underlying ETF, and the remaining time to until the FLEX Options expire. The value of the FLEX Options will likely not increase or decrease at the same rate as an Underlying ETF’s share price on a day-to-day basis (although they generally move in the same direction). As such, the Fund’s NAV will likely not increase or decrease at the same rate as the Underlying ETFs’ cumulative returns on a day-to-day basis. However, as a FLEX Option approaches its expiration date, its value typically increasingly moves with the value of an Underlying ETF.

Option Contracts Risk. The use of option contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of option contracts are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, changes in interest or currency exchange rates, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. There may at times be an imperfect correlation between the movement in values option contracts and the reference asset, and there may at times not be a liquid secondary market for certain option contracts. As the Fund enters into option contracts, pursuant to Rule 18f-4 under the 1940 Act (“Rule 18f-4”), the Fund is required to, among other things, adopt and implement a written derivatives risk management program and comply with limitations on risks relating to its derivatives transactions. To the extent the Fund is noncompliant with Rule 18f-4, the Fund may be required to adjust its investment portfolio which may, in turn, negatively impact the Fund’s ability to deliver the sought-after Outcomes.

Clearing Member Default Risk. Transactions in some types of derivatives, including FLEX Options, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house, such as the OCC, rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to, and receive payments from, a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any option contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for its FLEX Options may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. If a clearing member defaults the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. The loss of a clearing member for the Fund to transact with could result in increased transaction costs and other issues that could impede the Fund’s ability to implement its investment strategy. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

Counterparty Risk. Counterparty risk is the risk an issuer, guarantor or counterparty of a security in the Fund is unable or unwilling to meet its obligation on the security. Counterparty risk may arise because of the counterparty’s financial condition, market activities, or for other reasons. The Fund may be unable to recover its investment from the counterparty or may obtain a limited and/or delayed recovery. The OCC acts as guarantor and central counterparty with respect to the FLEX Options. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations. In the event an OCC clearing member that is a counterparty of the Fund were to become insolvent, the Fund may have some or all of its FLEX Options closed without its consent or may experience delays or other difficulties in attempting to close or exercise its affected FLEX Options positions, both of which would impair the Fund’s ability to deliver on its investment strategy. The OCC’s rules and procedures are designed to facilitate the prompt settlement of options transactions and exercises, including for clearing member insolvencies. However, there is the risk that the OCC and its backup system will fail if clearing member insolvencies are substantial or widespread. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses.

Outcome Period Risk. The Fund’s investment strategy is designed to deliver the Outcomes if Shares are held from the time the Fund enters into the FLEX Options and held until those FLEX Options expire at the end of the Outcome Period. In the event an investor purchases Shares after the FLEX Options were entered into or sells Shares prior to the expiration of the FLEX Options, the returns realized by the investor will not match those that the Fund seeks to provide.

Cap Change Risk. The Underlying ETF Caps and Cumulative Fund Cap are established at the beginning of each Outcome Period and are dependent on prevailing market conditions at the time the Cap is established. As such, an Underlying ETF Cap (and thus Cumulative Fund Cap) may rise or fall from one Outcome Period to the next and is unlikely to remain the same for consecutive Outcome Periods.

Underlying ETFs Risk. Because the value of the FLEX Options held by the Fund are based on the value of the Underlying ETFs, the Fund’s investment performance largely depends on the investment performance and associated risks of the Underlying ETFs. The Underlying ETFs are subject to many of the same structural risks as the Fund that are described in more detail herein, such as Authorized Participant Concentration Risk, Fluctuation of Net Asset Value Risk, Market Maker Risk, Market Risk, Operational Risk and Trading Issues Risk. However, the risks of investing in an ETF also include the risks associated with the underlying investments held by the ETF. As such, the Fund may be subject to the following risks as a result of its exposure to the Underlying ETFs through its usage of FLEX Options:

Equity Securities Risk. The Underlying ETFs invest in equity securities, and therefore the Fund has exposure to the equity securities markets due to its investment in FLEX Options that reference the Underlying ETFs. Equity securities may decline in value because of declines in the price of a particular holding or the broad stock market. Such declines may relate directly to the issuer of a security or broader economic or market events, including changes in interest rates. The value of shares will fluctuate with changes in the value of the equity securities the Underlying ETFs invest in.

Information Technology Companies Risk. The Underlying ETFs invest significantly in information technology companies, which results in the Fund having significant exposure to such companies through its exposure to the Underlying ETFs by virtue of its usage of FLEX Options. Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Like other technology companies, information technology companies may have limited product lines, markets, financial resources or personnel. The products of information technology companies may face obsolescence due to rapid technological developments, frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Companies in the information technology sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies. Information technology companies are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action.

Large Capitalization Companies Risk. The Underlying ETFs invest in the securities of large capitalization companies, which results in the Fund having significant exposure to such companies through its exposure to the Underlying ETFs by virtue of its usage of FLEX Options. Large capitalization companies may grow at a slower rate and be less able to adapt to changing market conditions than smaller capitalization companies. Thus, the return on investment in securities of large capitalization companies may be less than the return on investment in securities of small and/or mid capitalization companies. The performance of large capitalization companies also tends to trail the overall market during different market cycles.

Correlation Risk. The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date. As a FLEX Option approaches its expiration date, its value typically will increasingly move with the value of the Underlying ETFs. However, prior to the expiration date, the value of the FLEX Options may vary prior to the expiration date because of related factors other than the value of the Underlying ETFs. The value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. Factors that may influence the value of the FLEX Options include interest rate changes and implied volatility levels of the Underlying ETFs, among others. The value of the FLEX Options held by the Fund typically do not increase or decrease at the same level as each Underlying ETF’s share price on a day-to-day basis due to these factors (although they generally move in the same direction).

Authorized Participant Concentration Risk. Only an authorized participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as authorized participants on an agency basis (i.e., on behalf of other market participants). To the extent that authorized participants exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other authorized participant is able to step forward to create or redeem “Creation Units” (large blocks of a specified number of Shares), Shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts and/or delisting.

Cash Transactions Risk. The Fund may effectuate all or a portion of the issuance and redemption of Creation Units for cash, rather than in-kind securities. As a result, an investment in the Fund may be less tax-efficient than an investment in an ETF that effectuates its Creation Units only on an in-kind basis. ETFs are able to make in-kind redemptions to avoid being taxed on gains on the distributed portfolio securities at the fund level. A fund that effects redemptions for cash may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds and may be forced to recognize gains. The Fund intends to distribute gains that arise by virtue of the issuance and redemption of Creation Units being effectuated in cash to shareholders to avoid being taxed on this gain at the fund level and otherwise comply with special tax rules that apply to it. This may cause shareholders to be subject to tax on gains they would not otherwise be subject to, or at an earlier date than if they had made an investment in another ETF. Moreover, cash transactions may have to be carried out over several days if the securities market is relatively illiquid and may involve considerable brokerage fees and taxes. These brokerage fees and taxes, which will be higher than if the Fund sold and redeemed its shares principally in-kind, will be passed on to those purchasing and redeeming Creation Units in the form of creation and redemption transaction fees. The Fund’s use of cash for creations and redemptions could also result in dilution to the Fund and increased transaction costs, which could negatively impact the Fund’s ability to achieve its investment objective.

Cyber Security Risk. As the use of Internet technology has become more prevalent in the course of business, the investment industry has become more susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the Fund’s third-party service providers, such as its administrator, transfer agent, or custodian, can also subject the Fund to many of the same risks associated with direct cyber security breaches. The Fund has established risk management systems designed to reduce the risks associated with cyber security. However, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

Investment Objective Risk. Certain circumstances under which the Fund might not achieve its objective include, but are not limited, to (i) if the Fund disposes of FLEX Options, (ii) if the Fund is unable to maintain the proportional relationship based on the number of FLEX Options in the Fund’s portfolio, (iii) a significant accrual of Fund expenses in connection with effecting the Fund’s principal investment strategy or (iv) adverse tax law changes affecting the treatment of FLEX Options.

Liquidity Risk. In the event that trading in the underlying FLEX Options is limited or absent, the value of the Fund’s FLEX Options may decrease. There is no guarantee that a liquid secondary trading market will exist for the FLEX Options. The trading in FLEX Options may be less deep and liquid than the market for certain other securities, including certain non-customized option contracts. In a less liquid market for the FLEX Options, terminating the FLEX Options may require the payment of a premium or acceptance of a discounted price and may take longer to complete. Additionally, the liquidation of a large number of FLEX Options may more significantly impact the price in a less liquid market. Further, the Fund requires a sufficient number of participants to facilitate the purchase and sale of options on an exchange to provide liquidity to the Fund for its FLEX Option positions. A less liquid trading market may adversely impact the value of the FLEX Options and the value of your investment.

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. The Sub-Adviser applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that the Fund will meet its investment objective.

Market Maker Risk. If the Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s NAV and the price at which the Shares are trading on the Exchange, which could result in a decrease in the market price of the Shares. In addition, decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price. This reduced effectiveness could result in Shares trading at a discount to NAV and in greater than normal intra-day bid-ask spreads for Shares.

Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Assets may decline in value due to factors affecting financial markets generally or particular asset classes or industries represented in the markets. The value of FLEX Options or other assets may also decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or due to factors that affect a particular issuer or issuers, country, group of countries, region, market, industry, group of industries, sector or asset class. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates will not have the same impact on all types of securities. Securities, including the Shares, are subject to market fluctuations and liquidity constraints that may be caused by such factors as economic, political, or regulatory developments, changes in interest rates, and/or perceived trends in securities prices. Shares of the Fund could decline in value or underperform other investments.

Non-Diversification Risk. The Fund is classified as “non-diversified” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the “Code”). The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error in the calculation of the Underlying ETF Caps and Cumulative Fund Cap, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund and its Adviser and Sub-Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.

Premium/Discount Risk. The Fund’s Shares trade on the Exchange at their market price rather than their NAV. The market price of the Fund’s Shares generally corresponds to movements in the Fund’s NAV as well as the relative supply and demand for Shares on the Exchange. The market price may be at, above or below the Fund’s NAV. Differences in market price and NAV of the Fund’s Shares may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the Fund’s holdings trading individually or in the aggregate at any point in time. These differences can be especially pronounced during times of market volatility or stress. During these periods, the demand for Shares may decrease considerably and cause the market price of Shares to deviate significantly from the Fund’s NAV.

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a regulated investment company (“RIC”) under Subchapter M of the Code. However, the federal income tax treatment of certain aspects of the proposed operations of the Fund are not entirely clear. This includes the tax aspects of the Fund’s options strategy, its hedging strategy, the possible application of the “straddle” rules, and various loss limitation provisions of the Code. If, in any year, the Fund fails to qualify as a RIC under the applicable tax laws, the Fund would be taxed as an ordinary corporation. The Fund intends to treat any income it may derive from the FLEX Options as “qualifying income” under the provisions of the Code applicable to RICs. In addition, based upon language in the legislative history, the Fund intends to treat the issuer of the FLEX Options as the referenced asset, which, assuming the referenced asset qualifies as a RIC, would allow the Fund to qualify for special rules in the RIC diversification requirements. If the income is not qualifying income or the issuer of the FLEX Options is not appropriately the referenced asset, the Fund could lose its own status as a RIC. The FLEX Options included in the portfolio are exchange-traded options. Under Section 1256 of the Code, certain types of exchange-traded options are treated as if they were sold (i.e., “marked to market”) at the end of each year. The Fund does not believe that the positions held by the Fund will be subject to Section 1256, which means that the positions will not be marked to market. In the event that a shareholder purchases Shares of the Fund shortly before a distribution by the Fund, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price.

Trading Issues Risk. Although the Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for such Shares will develop or be maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. Market makers are under no obligation to make a market in the Shares, and authorized participants are not obligated to submit purchase or redemption orders for Creation Units. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged.

Valuation Risk. During periods of reduced market liquidity or in the absence of readily available market quotations for the holdings of the Fund, the ability of the Fund to value the FLEX Options will become more difficult. In market environments where there is reduced availability of reliable objective pricing data, the judgment of the Fund’s investment adviser in determining the fair value of the security may play a greater role. While such determinations may be made in good faith, it may nevertheless be more difficult for the Fund to accurately assign a daily value.

The Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is classified as “non-diversified” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the “Code”). The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below illustrate the annual calendar year returns of the Fund based on NAV as well as the average annual Fund returns. The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year-to-year and by showing how the Fund’s average annual total returns based on NAV compare to those of the following broad-based market indices: the S&P 500 Total Return Index, the S&P 500 Price Return Index and the NASDAQ 100® Price Return Index. Both the S&P 500 Total Return Index and the S&P 500 Price Return Index have the same constituents in the same weights. However, the S&P 500 Total Return Index assumes that any dividends paid out by index constituents have been reinvested in the index and the S&P 500 Price Return Index, which measures only the price movements of index constituents, does not. Although the Outcomes the Fund seeks to provide are based upon the price performance of the Underlying ETFs, the returns of the S&P 500 Total Return Index have been provided in accordance with the requirements of Form N-1A of the 1940 Act. The Fund’s performance information is accessible on the Fund’s website at www.innovatoretfs.com.

The Fund’s highest quarterly return was 7.14% (quarter ended December 31, 2021) and the Fund’s lowest quarterly return was (16.85)% (quarter ended June 30, 2022).

Average Annual Total Return as of December 31, 2022

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.innovatoretfs.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2021
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.14%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2022
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.85%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.

Innovator Double Stacker ETF - October | Innovator Double Stacker ETF - October
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.79%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.79%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 81
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	252
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	439
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 978
1 Year	rr_AverageAnnualReturnYear01	(18.97%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.65%
Innovator Double Stacker ETF - October | Innovator Double Stacker ETF - October | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(18.97%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.65%
Innovator Double Stacker ETF - October | Innovator Double Stacker ETF - October | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(11.23%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.03%
Innovator Double Stacker ETF - October | Innovator Double Stacker ETF - October | N A S D A Q 100 Price Return Index [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(32.97%)
Since Inception	rr_AverageAnnualReturnSinceInception	(1.88%)
Innovator Double Stacker ETF - October | Innovator Double Stacker ETF - October | S P 500 Total Return Index [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(18.11%)
Since Inception	rr_AverageAnnualReturnSinceInception	7.71%
Innovator Double Stacker ETF - October | Innovator Double Stacker ETF - October | S P 500 Price Return Index [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(19.44%)
Since Inception	rr_AverageAnnualReturnSinceInception	6.06%
Innovator Triple Stacker ETF - October
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	TSOC
Risk/Return [Heading]	rr_RiskReturnHeading	Innovator Triple Stacker ETF™ – October
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks to provide investors with returns that match those of the SPDR S&P 500 ETF Trust, up to the upside cap of 8.32% (prior to taking into account management fees and other fees) over the period from October 1, 2022 to September 30, 2023. The Fund also seeks to provide investors with any positive returns of the Invesco QQQ TrustSM, Series 1 and iShares Russell 2000 ETF, up to the upside cap of 8.32% and 8.32%, respectively, (prior to taking into account management fees and other fees) over the period from October 1, 2022 to September 30, 2023.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. During the fiscal year ended October 31, 2022, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio.

Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. This example does not include the brokerage commissions that investors may pay to buy and sell Shares.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

General Strategy Description. The Fund will invest substantially all of its assets in a portfolio of FLexible EXchange® Options (“FLEX Options”) that reference the SPDR® S&P 500® ETF Trust (“S&P 500 ETF”), Invesco QQQ TrustSM, Series 1 (the “QQQ ETF”) and the iShares Russell 2000 ETF (the “Russell 2000 ETF,” and together with the S&P 500 ETF and QQQ ETF, the “Underlying ETFs”). Each Underlying ETF is an exchange-traded fund registered under the Investment Company Act of 1940 (the “1940 Act”). The S&P 500 ETF seeks to track the investment results of the S&P 500 Index, a large-cap, market-weighted, U.S. equities index that tracks the performance of 500 leading companies in leading industries. The QQQ ETF seeks to track the investment results of the NASDAQ-100 Index, a modified market capitalization-weighted index composed of the 100 largest (by market capitalization) domestic and international non-financial companies listed on the NASDAQ Stock Market, LLC. The Russell 2000 ETF seeks to track the investment results of the Russell 2000 Index, an index composed of small-capitalization U.S. equities. To the extent the Underlying ETFs concentrate (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent. Through its use of FLEX Options on the Underlying ETFs, the Fund has significant exposure to information technology companies.

Additional information about the Underlying ETFs is set forth in the section entitled “Additional Information Regarding the Fund’s Principal Investment Strategies.” Due to the unique mechanics of the Fund’s strategy, the return an investor can expect to receive from an investment in the Fund has characteristics that are distinct from many other investment vehicles. It is important that an investor understand these characteristics before making an investment in the Fund.

In general, an option contract is an agreement between a buyer and seller that gives the purchaser of the option the right to buy or sell a particular asset at a specified future date at an agreed upon price. FLEX Options are exchange-traded options contracts with uniquely customizable terms. Although guaranteed for settlement by the Options Clearing Corporation (the “OCC”), FLEX Options are still subject to counterparty risk with the OCC and may be less liquid than more traditional exchange-traded options. Each of the FLEX Options purchased and sold throughout the Outcome Period will have the same terms (i.e., strike price and expiration) as the corresponding FLEX Options purchased and sold at the outset of the Outcome Period. A detailed explanation regarding the terms of the FLEX Options and the mechanics of the Fund’s strategy can be found below and in the section entitled “Additional Information About the Fund’s Principal Investment Strategies.”

The pre-determined outcomes sought by the Fund, which includes the upside return caps discussed below (the “Outcomes”), are based upon the performance of each Underlying ETF’s share price over successive approximately one-year periods (each, an “Outcome Period”). The start and end dates of an Outcome Period correspond to the date on which the Fund entered into the FLEX Options comprising its portfolio and the date on which those FLEX Options expire. Upon the conclusion of the Outcome Period, the Fund will receive the cash value of all the FLEX Options it held for the prior Outcome Period. It will then invest in a new series of FLEX Options with an expiration date in approximately one year, and a new Outcome Period will begin. The current Outcome Period is from October 1, 2022 through September 30, 2023. Each subsequent Outcome Period is expected to begin on the first day of October and conclude on the last day of September. The Outcomes may only be realized by investors who continuously hold Shares from the commencement of the Outcome Period until its conclusion. Investors who purchase Shares after the Outcome Period has begun, or sell Shares prior to the Outcome Period’s conclusion, may experience investment returns very different from those that the Fund seeks to provide.

The Outcomes. The Fund seeks to provide returns based upon the price performance of the S&P 500 ETF, up to a cap on upside returns, over the duration of the Outcome Period (the “S&P 500 ETF Returns”). The Fund also seeks to supplement the S&P 500 ETF Returns with any gains experienced by the QQQ ETF, up to a cap on upside returns, over the duration of the Outcome Period (the “QQQ ETF Returns”) and any gains experienced by the Russell 2000 ETF, up to a cap on upside returns, over the duration of the Outcome Period (the “Russell 2000 ETF Returns”). The Fund seeks to experience performance over the duration of the Outcome Period equal to the sum of the S&P 500 ETF Returns, the QQQ ETF Returns and the Russell 2000 ETF Returns. There is no guarantee that the Fund will successfully provide the Outcomes.

S&P 500 ETF Returns. If the S&P 500 ETF’s share price increases in value over the duration of the Outcome Period, the Fund seeks to experience an increase in value that approximately matches the increase experienced by the S&P 500 ETF, subject to an upside return cap discussed in greater detail below. If the S&P 500 ETF’s share price decreases in value over the duration of the Outcome Period, the Fund seeks to experience a decrease in value that approximately matches the decrease experienced by the S&P 500 ETF. The Fund will participate in all S&P 500 ETF losses on a one-to-one basis.

QQQ ETF Returns. If the QQQ ETF’s share price increases in value over the duration of the Outcome Period, the Fund seeks to experience an increase in value that approximately matches the increase experienced by the QQQ ETF, subject to an upside return cap discussed in greater detail below. The Fund’s net asset value (“NAV”) will not participate in any decreases in value experienced by the QQQ ETF when measured from the beginning to the end of the Outcome Period.

Russell 2000 ETF Returns. If the Russell 2000 ETF’s share price increases in value over the duration of the Outcome Period, the Fund seeks to experience an increase in value that approximately matches the increase experienced by the Russell 2000 ETF, subject to an upside return cap discussed in greater detail below. The Fund’s NAV will not participate in any decreases in value experienced by the Russell 2000 ETF when measured from the beginning to the end of the Outcome Period.

If both the QQQ ETF’s and Russell 2000 ETF’s share price decreases in value over the course of an entire Outcome Period, the Fund’s overall performance will be approximately the S&P 500 ETF Return for the Outcome Period. For an investor that purchases Fund Shares during an Outcome Period after either the QQQ ETF or Russell 2000 ETF has increased in value, in the event that the QQQ ETF’s or Russell 2000 ETF’s share price were to subsequently decrease in value after an increase in its respective value, that decrease would also be reflected in the Fund’s NAV.

The hypothetical graphical illustration provided below is designed to illustrate the Outcomes based upon the hypothetical performances of the Underlying ETFs for a shareholder that holds Fund Shares for the entirety of the Outcome Period. Additional hypothetical graphical representations of the Outcomes are provided in “Additional Information Regarding the Fund’s Principal Investment Strategies.” There is no guarantee that the Fund will be successful in its attempt to provide the Outcomes for an Outcome Period. The returns that the Fund seeks to provide do not include the costs associated with purchasing Fund Shares and certain expenses incurred by the Fund.

The following table contains hypothetical examples designed to illustrate the Outcomes the Fund seeks to provide over an Outcome Period, based upon the performance of the S&P 500 ETF from -100% to 100% and using corresponding examples of performance of the other Underlying ETFs.  The table is provided for illustrative purposes and does not provide every possible performance scenario for Shares over the course of an Outcome Period.  There is no guarantee that the Fund will be successful in its attempt to provide the Outcomes for an Outcome Period. The performance examples of the QQQ ETF and Russell 2000 ETF that correspond to each hypothetical S&P 500 ETF performance example are also hypothetical and are provided solely as illustrations of the Fund’s performance when the three Underlying ETFs perform at various levels over an Outcome Period and does not purport to be representative of how each Underlying ETF will in fact perform in relation to each other. The table is not intended to predict or project the performance of the Underlying ETFs, FLEX Options or the Fund. Fund shareholders should not take this information as an assurance of the expected performance of any of the Underlying ETFs or return on the Fund’s Shares. The actual overall performance of the Fund will vary with fluctuations in the value of the FLEX Options during the Outcome Period, among other factors. Please refer to the Fund’s website, www.innovatoretfs.com/tsoc, which provides updated information relating to this table on a daily basis throughout the Outcome Period.

SPY Price Performance	(100)%	(50)%	(20)%	(10)%	(5)%	0%	5%	10%	15%	20%	50%	100%
QQQ Price Performance	(100)%	(60)%	(35)%	(15)%	(15)%	5%	15%	15%	30%	35%	60%	100%
IWM Price Performance	(100)%	(60)%	(30)%	(5)%	10%	(5)%	(10)%	5%	25%	30%	60%	100%
Innovator Triple Stacker ETF™ – October Performance[1]	(100)%	(50)%	(20)%	(10)%	3.32%	5%	13.32%	21.64%	24.96%*	24.96%*	24.96%*	24.96%*
SPY Leg Performance[2]	(100)%	(50)%	(20)%	(10)%	(5)%	0%	5%	8.32%	8.32%	8.32%	8.32%	8.32%
QQQ Leg Performance[2]	0%	0%	0%	0%	0%	5%	8.32%	8.32%	8.32%	8.32%	8.32%	8.32%
IWM Leg Performance[2]	0%	0%	0%	0%	8.32%	0%	0%	5%	8.32%	8.32%	8.32%	8.32%
*

The Cumulative Fund Cap is set on the first day of the Outcome Period and is 24.96% prior to taking into account any fees or expenses charged to shareholders. When the Fund’s annual Fund management fee of 0.79% of the Fund’s average daily net assets is taken into account, the Cumulative Fund Cap is 24.17%. The Fund’s annual management fee of 0.79% of the Fund’s average daily net assets, any shareholder transaction fees and any extraordinary expenses incurred by the Fund will have the effect of reducing the Cap amount for Fund shareholders.

[1]

The performance of the Fund over the Outcome Period is the result of the Fund providing returns that match the S&P 500 ETF and any gains experienced by the QQQ ETF and Russell 2000 ETF. However, the Fund will not participate in any losses experienced by the QQQ ETF or Russell 2000 ETF over the duration of an Outcome Period. For example, if hypothetically the S&P 500 ETF’s share price decreases by 5%, the QQQ ETF’s share price decreases by 15% and the Russell 2000 ETF’s share price increases by 10% over the duration of an Outcome Period, the Fund will participate in the losses of the S&P 500 ETF and the gains of the Russell 2000 ETF, but not the losses of the QQQ ETF, which would result in a net Fund gain of 1% over the duration of the Outcome Period.

[2]	The “Leg Performance” represents the change in the performance of the Fund for an Outcome Period that is a result of the Underlying ETF’s performance for such Outcome Period.

The Outcome Period. The Outcomes sought by the Fund are based upon the Fund’s NAV on the first day of the Outcome Period. The Outcome Period begins on the day the FLEX Options are entered into and ends on the day they expire. Each FLEX Option’s value is ultimately derived from the performance of the applicable Underlying ETF over the duration of the Outcome Period. Because the terms of the FLEX Options don’t change, the Outcomes relate to the Fund’s NAV on the first day of the Outcome Period. A shareholder that purchases Shares after the commencement of the Outcome Period will likely have purchased Shares at a different NAV than the NAV on the first day of the Outcome Period (the NAV upon which the Outcomes are based) and may experience investment outcomes very different from those sought by the Fund. A shareholder that sells Shares prior to the end of the Outcome Period may also experience investment outcomes very different from those sought by the Fund. To achieve the Outcomes sought by the Fund for the Outcome Period, an investor must be holding Shares on the day that the Fund enters into the FLEX Options and on the day those FLEX Options expire. There is no guarantee that the Fund will be successful in its attempt to provide the Outcomes.

The Fund’s assets will be principally composed of FLEX Options, the value of which is derived from the performance of the underlying reference asset, the applicable Underlying ETF’s share price. However, because a component of an option’s value is the number of days remaining until its expiration, during the Outcome Period, the Fund’s NAV will not directly correlate on a day-to-day basis with the returns experienced by the Underlying ETF. While the Fund’s investment sub-advisor, Milliman Financial Risk Management LLC (“Milliman” or the “Sub-Adviser”), generally anticipates that the Fund’s NAV will move in the same direction as the Underlying ETF’s share price. For example, during an Outcome Period, the Fund’s NAV is expected to increase if each Underlying ETF’s share price increases or one or more of the Underlying ETFs’ share price increase offsets any decrease in the other Underlying ETFs. Similarly, during an Outcome Period, the Fund’s NAV is expected to decrease if each Underlying ETF’s share price decreases or one or more of the Underlying ETFs’ share price decrease offsets any increase in the other Underlying ETFs. However, the Fund’s NAV will not directly correlate on a day-to-day basis with the returns experienced by the Underlying ETFs because a component of an Underlying ETF’s value is the number of days remaining until the expiration of the FLEX Options during the Outcome Period. The Fund’s strategy is designed to produce the Outcomes upon the expiration of the FLEX Options on the last day of the Outcome Period and it should not be expected that the Outcomes will be provided at any point prior to that time.

While the Fund will not participate in any QQQ ETF or Russell 2000 ETF losses when measured from the beginning to the end of an Outcome Period as whole, a decrease in the value of the QQQ ETF’s or Russell 2000 ETF’s share price may cause a decrease in the Fund’s NAV while an Outcome Period is on-going. In the event an Outcome Period has begun, and the QQQ ETF’s or Russell 2000 ETF’s share price has increased in value, such an increase will be reflected in the value of the Fund’s purchased call option on the QQQ ETF or Russell 2000 ETF, as applicable. Accordingly, in the event that the QQQ ETF’s or Russell 2000 ETF’s share price were to subsequently decrease in value, that decrease would also be reflected in the value of that option, and therefore the Fund’s NAV. An investor that purchases Fund Shares after the QQQ ETF or Russell 2000 ETF has increased in value may be negatively affected by future decreases.

Upside Return Caps. The extent to which the Fund will participate in gains experienced by the S&P 500 ETF, QQQ ETF and Russell 2000 ETF is subject to an upside return cap (the “S&P 500 ETF Cap,” “QQQ ETF Cap” and “Russell 2000 ETF Cap,” respectively, and together, the “Underlying ETF Caps”) that each represents the maximum percentage return the Fund can achieve from its FLEX Options that reference the S&P 500 ETF, QQQ ETF and Russell 2000 ETF, respectively, for the duration of the Outcome Period. Therefore, even though the Fund’s returns are based upon the performance of each Underlying ETF’s share price, if an Underlying ETF experiences returns for the Outcome Period in excess of its Underlying ETF Cap, the Fund will not experience those excess gains. The sum of the S&P 500 ETF Cap, QQQ ETF Cap and Russell 2000 ETF Cap represents the maximum percentage return the Fund itself can experience for the Outcome Period (the “Cumulative Fund Cap”). The Underlying ETF Caps and Cumulative Fund Cap should be considered before investing in the Fund. If an investor is considering purchasing Shares during the Outcome Period, and the Fund has already increased in value to a level near to the Cumulative Fund Cap, an investor purchasing Shares at that price has limited to no gains available for the remainder of the Outcome Period but remains vulnerable to significant downside risks. The Underlying ETF Caps and Cumulative Fund Cap may rise or fall from one Outcome Period to the next.

The Underlying ETF Caps and Cumulative Fund Cap will be determined on the first day of the Outcome Period based upon prevailing market conditions. For the current Outcome Period, the Underlying ETF Caps and Cumulative Fund Cap are set forth below, prior to taking into account any fees or expenses charged to shareholders.

• The S&P 500 ETF Cap is 8.32%.

• The QQQ ETF Cap is 8.32%.

• The Russell 2000 ETF Cap is 8.32%.

• The Cumulative Fund Cap is 24.96%.

When the Fund’s annual Fund management fee of 0.79% of the Fund’s average daily net assets is taken into account, the Underlying ETF Caps and Cumulative Fund Cap are revised downwards accordingly as set forth below and will be further reduced by any shareholder transaction fees and any extraordinary expenses incurred by the Fund.

• The S&P 500 ETF Cap is 8.05%.

• The QQQ ETF Cap is 8.05%.

• The Russell 2000 ETF Cap is 8.05%.

• The Cumulative Fund Cap is 24.17%.

For the purpose of this prospectus, “extraordinary expenses” are non-recurring expenses that may incurred by the Fund outside of the ordinary course of its business, including, without limitation, costs incurred in connection with any claim, litigation, arbitration, mediation, government investigation or similar proceedings, indemnification expenses and expenses in connection with holding and/or soliciting proxies for a meeting of Fund shareholders.

The occurrence of the Underlying ETF Caps (and therefore, the Cumulative Fund Cap, which is the sum of the Underlying ETF Caps) is a result of the design of the Fund’s principal investment strategy and the properties of the FLEX Options that comprise its portfolio. In order to provide participation in the return of the S&P 500 ETF, the Fund, at the outset of the Outcome Period, purchases a call option on the S&P 500 ETF with a strike price putting the option already deeply “in-the-money.” As a purchaser of a call option, the Fund is obligated to pay a premium to the seller. However, because the Fund’s principal investment strategy is designed so that all premiums that the Fund must pay in connection with its FLEX Options positions must be offset by premiums it receives in connection with its FLEX Options positions, the Fund will sell a call option entitling the Fund to receive a premium equal to the premium it must pay in connection with its purchased call option. The strike price of this FLEX Option relative to the S&P 500 ETF’s share price determines the S&P 500 ETF Cap.

At the outset of the Outcome Period, the Fund also purchases a call option on the QQQ ETF and Russell 2000 ETF with a strike price approximately equal to the QQQ ETF’s or Russell 2000 ETF’s share price, as applicable, at the outset of the Outcome Period. If the QQQ ETF’s or Russell 2000 ETF’s share price increases in value over the duration of the Outcome Period, the Fund will exercise the option and realize a gain approximately equal to the difference in the value of the QQQ ETF’s or Russell 2000 ETF’s share price, as applicable, at the outset of the Outcome Period and the value of its share price at the conclusion of the Outcome Period. If the QQQ ETF’s or Russell 2000 ETF’s share price decreases in value, the Fund will not exercise the applicable option and it will expire worthless. This is the mechanism by which the Fund participates in any gains experienced by the QQQ ETF and Russell 2000 ETF, but will not participate in losses experienced by the QQQ ETF or Russell 2000 ETF, when measured from the beginning to the end of the Outcome Period. However, as a purchaser of a call option, the Fund is obligated to pay a premium to the seller. Because the Fund’s principal investment strategy is designed so that all premiums that the Fund must pay in connection with its FLEX Options positions must be offset by premiums it receives in connection with its FLEX Options positions, the Fund will sell a call option entitling the Fund to receive a premium equal to the premium it must pay in connection with its purchased call option. The strike price of this FLEX Option relative to the QQQ ETF’s or Russell 2000 ETF’s share price, as applicable, determines the applicable Underlying ETF Cap.

Fund Rebalance.  The Fund is a continuous investment vehicle.  It does not terminate and distribute its assets at the conclusion of each Outcome Period.  On the termination date of an Outcome Period, the Sub-Adviser will invest in a new set of FLEX Options and another Outcome Period will commence.

Approximately one week prior to the end of each Outcome Period, the Fund will file a prospectus supplement, which will alert existing shareholders that an Outcome Period is approaching its conclusion and disclose the anticipated ranges for the Fund’s Underlying ETF Caps and Cumulative Fund Cap for the next Outcome Period.  Following the close of business on the last day of the Outcome Period, the Fund will file a prospectus supplement that discloses the Fund’s final Underlying ETF Caps and Cumulative Fund Cap (both gross and net of the unitary management fee) for the next Outcome Period.  This information will be available on the Fund’s website, www.innovatoretfs.com/tsoc, which also provides information relating to the Outcomes, including the Fund’s position relative to the Underlying ETF Caps and Cumulative Fund Cap, of an investment in the Fund on a daily basis.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund’s investment objectives will be achieved.

Capped Upside Return Risk. The Fund’s strategy seeks to provide returns that are subject to the Underlying ETF Caps and Cumulative Fund Cap. In the event that an Underlying ETF experiences gains in excess of its applicable Underlying ETF Cap over the duration of the Outcome Period, the Fund will not participate in those excess gains. Because the Fund’s strategy provides capped exposure to three Underlying ETFs, the Underlying ETF Caps (and thus the Cumulative Fund Cap) may be lower than if the Fund provided capped exposure to only a single reference asset. The Fund’s strategy seeks to provide the Outcomes if Shares are bought on the day on which the Fund enters into the FLEX Options and held until those FLEX Options expire at the end of the Outcome Period. In the event an investor purchases Shares after the date on which the FLEX Options were entered into and the Fund has risen in value to a level near to an Underlying ETF Cap, there may be little or no ability for that investor to experience an investment gain on their Shares relating to that Underlying ETF.

Upside Participation Risk. There can be no guarantee that the Fund will be successful in its strategy to provide shareholders with a total return that matches the increase of the Underlying ETFs over the Outcome Period, subject to a maximum return imposed by each Underlying ETF’s Cap. In the event an investor purchases Shares after the FLEX Options were entered into or does not stay invested in the Fund for the entirety of the Outcome Period, the returns realized by the investor may not match those that the Fund seeks to achieve.

FLEX Options Risk. The Fund will utilize FLEX Options issued and guaranteed for settlement by the OCC. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses. Additionally, FLEX Options may be less liquid than certain other securities, such as standardized options. In less liquid markets for the FLEX Options, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. In connection with the creation and redemption of Shares, to the extent market participants are not willing or able to enter into FLEX Option transactions with the Fund at prices that reflect the market price of the Shares, the Fund’s NAV and, in turn the share price of the Fund, could be negatively impacted. The Fund may experience substantial downside from specific FLEX Option positions and certain FLEX Option positions may expire worthless.

FLEX Options Performance Risk. The Fund’s overall performance will be based upon the price returns of multiple Underlying ETFs, subject to each Underlying ETF Cap. During an Outcome Period, in the event each Underlying ETF’s share price increases, or one or more Underlying ETFs’ share price increase offsets any decrease in the other Underlying ETFs, the Fund’s NAV is expected to increase. Similarly, during an Outcome Period, if each Underlying ETF’s share price decreases, or one or more Underlying ETF’s share price decrease offsets any increase in the other Underlying ETFs, the Fund’s NAV is expected to decrease. The value of the underlying FLEX Options will be affected by, among others, changes in an Underlying ETF’s share price, changes in interest rates, changes in the actual and implied volatility of an Underlying ETF, and the remaining time to until the FLEX Options expire. The value of the FLEX Options will likely not increase or decrease at the same rate as an Underlying ETF’s share price on a day-to-day basis (although they generally move in the same direction). As such, the Fund’s NAV will likely not increase or decrease at the same rate as the Underlying ETFs’ cumulative returns on a day-to-day basis. However, as a FLEX Option approaches its expiration date, its value typically increasingly moves with the value of an Underlying ETF.

Option Contracts Risk. The use of option contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of option contracts are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, changes in interest or currency exchange rates, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. There may at times be an imperfect correlation between the movement in values option contracts and the reference asset, and there may at times not be a liquid secondary market for certain option contracts. As the Fund enters into option contracts, pursuant to Rule 18f-4 under the 1940 Act (“Rule 18f-4”), the Fund is required to, among other things, adopt and implement a written derivatives risk management program and comply with limitations on risks relating to its derivatives transactions. To the extent the Fund is noncompliant with Rule 18f-4, the Fund may be required to adjust its investment portfolio which may, in turn, negatively impact the Fund’s ability to deliver the sought-after Outcomes.

Clearing Member Default Risk. Transactions in some types of derivatives, including FLEX Options, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house, such as the OCC, rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to, and receive payments from, a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any option contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for its FLEX Options may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. If a clearing member defaults the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. The loss of a clearing member for the Fund to transact with could result in increased transaction costs and other issues that could impede the Fund’s ability to implement its investment strategy. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

Counterparty Risk. Counterparty risk is the risk an issuer, guarantor or counterparty of a security in the Fund is unable or unwilling to meet its obligation on the security. Counterparty risk may arise because of the counterparty’s financial condition, market activities, or for other reasons. The Fund may be unable to recover its investment from the counterparty or may obtain a limited and/or delayed recovery. The OCC acts as guarantor and central counterparty with respect to the FLEX Options. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations. In the event an OCC clearing member that is a counterparty of the Fund were to become insolvent, the Fund may have some or all of its FLEX Options closed without its consent or may experience delays or other difficulties in attempting to close or exercise its affected FLEX Options positions, both of which would impair the Fund’s ability to deliver on its investment strategy. The OCC’s rules and procedures are designed to facilitate the prompt settlement of options transactions and exercises, including for clearing member insolvencies. However, there is the risk that the OCC and its backup system will fail if clearing member insolvencies are substantial or widespread. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses.

Outcome Period Risk. The Fund’s investment strategy is designed to deliver the Outcomes if Shares are held from the time the Fund enters into the FLEX Options and held until those FLEX Options expire at the end of the Outcome Period. In the event an investor purchases Shares after the FLEX Options were entered into or sells Shares prior to the expiration of the FLEX Options, the returns realized by the investor will not match those that the Fund seeks to provide.

Cap Change Risk. The Underlying ETF Caps and Cumulative Fund Cap are established at the beginning of each Outcome Period and are dependent on prevailing market conditions at the time the Cap is established. As such, an Underlying ETF Cap (and thus Cumulative Fund Cap) may rise or fall from one Outcome Period to the next and is unlikely to remain the same for consecutive Outcome Periods.

Underlying ETFs Risk. Because the value of the FLEX Options held by the Fund are based on the value of the Underlying ETFs, the Fund’s investment performance largely depends on the investment performance and associated risks of the Underlying ETFs. The Underlying ETFs are subject to many of the same structural risks as the Fund that are described in more detail herein, such as Authorized Participant Concentration Risk, Fluctuation of Net Asset Value Risk, Market Maker Risk, Market Risk, Operational Risk and Trading Issues Risk. However, the risks of investing in an ETF also include the risks associated with the underlying investments held by the ETF. As such, the Fund may be subject to the following risks as a result of its exposure to the Underlying ETFs through its usage of FLEX Options:

Equity Securities Risk. The Underlying ETFs invest in equity securities, and therefore the Fund has exposure to the equity securities markets due to its investment in FLEX Options that reference the Underlying ETFs. Equity securities may decline in value because of declines in the price of a particular holding or the broad stock market. Such declines may relate directly to the issuer of a security or broader economic or market events, including changes in interest rates. The value of shares will fluctuate with changes in the value of the equity securities the Underlying ETFs invest in.

Information Technology Companies Risk. Certain of the Underlying ETFs invest significantly in information technology companies, which results in the Fund having significant exposure to such companies through its exposure to the Underlying ETFs by virtue of its usage of FLEX Options. Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Like other technology companies, information technology companies may have limited product lines, markets, financial resources or personnel. The products of information technology companies may face obsolescence due to rapid technological developments, frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Companies in the information technology sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies. Information technology companies are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action.

Large Capitalization Companies Risk. Certain of the Underlying ETFs invest in the securities of large capitalization companies, which results in the Fund having significant exposure to such companies through its exposure to the Underlying ETFs by virtue of its usage of FLEX Options. Large capitalization companies may grow at a slower rate and be less able to adapt to changing market conditions than smaller capitalization companies. Thus, the return on investment in securities of large capitalization companies may be less than the return on investment in securities of small and/or mid capitalization companies. The performance of large capitalization companies also tends to trail the overall market during different market cycles.

Smaller Companies Risk. Certain of the Underlying ETFs invest in the securities of small and/or mid capitalization companies, which results in the Fund having significant exposure to such companies through its exposure to the Underlying ETFs by virtue of its usage of FLEX Options. Small and/or mid capitalization companies may be more vulnerable to adverse general market or economic developments, and their securities may be less liquid and may experience greater price volatility than larger, more established companies as a result of several factors, including limited trading volumes, fewer products or financial resources, management inexperience and less publicly available information. Accordingly, such companies are generally subject to greater market risk than larger, more established companies.

Correlation Risk. The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date. As a FLEX Option approaches its expiration date, its value typically will increasingly move with the value of the Underlying ETFs. However, prior to the expiration date, the value of the FLEX Options may vary prior to the expiration date because of related factors other than the value of the Underlying ETFs. The value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. Factors that may influence the value of the FLEX Options include interest rate changes and implied volatility levels of the Underlying ETFs, among others. The value of the FLEX Options held by the Fund typically do not increase or decrease at the same level as each Underlying ETF’s share price on a day-to-day basis due to these factors (although they generally move in the same direction).

Authorized Participant Concentration Risk. Only an authorized participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as authorized participants on an agency basis (i.e., on behalf of other market participants). To the extent that authorized participants exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other authorized participant is able to step forward to create or redeem “Creation Units” (large blocks of a specified number of Shares), Shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts and/or delisting.

Cash Transactions Risk. The Fund may effectuate all or a portion of the issuance and redemption of Creation Units for cash, rather than in-kind securities. As a result, an investment in the Fund may be less tax-efficient than an investment in an ETF that effectuates its Creation Units only on an in-kind basis. ETFs are able to make in-kind redemptions to avoid being taxed on gains on the distributed portfolio securities at the fund level. A fund that effects redemptions for cash may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds and may be forced to recognize gains. The Fund intends to distribute gains that arise by virtue of the issuance and redemption of Creation Units being effectuated in cash to shareholders to avoid being taxed on this gain at the fund level and otherwise comply with special tax rules that apply to it. This may cause shareholders to be subject to tax on gains they would not otherwise be subject to, or at an earlier date than if they had made an investment in another ETF. Moreover, cash transactions may have to be carried out over several days if the securities market is relatively illiquid and may involve considerable brokerage fees and taxes. These brokerage fees and taxes, which will be higher than if the Fund sold and redeemed its shares principally in-kind, will be passed on to those purchasing and redeeming Creation Units in the form of creation and redemption transaction fees. The Fund’s use of cash for creations and redemptions could also result in dilution to the Fund and increased transaction costs, which could negatively impact the Fund’s ability to achieve its investment objective.

Cyber Security Risk. As the use of Internet technology has become more prevalent in the course of business, the investment industry has become more susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the Fund’s third-party service providers, such as its administrator, transfer agent, or custodian, can also subject the Fund to many of the same risks associated with direct cyber security breaches. The Fund has established risk management systems designed to reduce the risks associated with cyber security. However, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

Investment Objective Risk. Certain circumstances under which the Fund might not achieve its objective include, but are not limited, to (i) if the Fund disposes of FLEX Options, (ii) if the Fund is unable to maintain the proportional relationship based on the number of FLEX Options in the Fund’s portfolio, (iii) a significant accrual of Fund expenses in connection with effecting the Fund’s principal investment strategy or (iv) adverse tax law changes affecting the treatment of FLEX Options.

Liquidity Risk. In the event that trading in the underlying FLEX Options is limited or absent, the value of the Fund’s FLEX Options may decrease. There is no guarantee that a liquid secondary trading market will exist for the FLEX Options. The trading in FLEX Options may be less deep and liquid than the market for certain other securities, including certain non-customized option contracts. In a less liquid market for the FLEX Options, terminating the FLEX Options may require the payment of a premium or acceptance of a discounted price and may take longer to complete. Additionally, the liquidation of a large number of FLEX Options may more significantly impact the price in a less liquid market. Further, the Fund requires a sufficient number of participants to facilitate the purchase and sale of options on an exchange to provide liquidity to the Fund for its FLEX Option positions. A less liquid trading market may adversely impact the value of the FLEX Options and the value of your investment.

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. The Sub-Adviser applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that the Fund will meet its investment objective.

Market Maker Risk. If the Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s NAV and the price at which the Shares are trading on the Exchange, which could result in a decrease in the market price of the Shares. In addition, decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price. This reduced effectiveness could result in Shares trading at a discount to NAV and in greater than normal intra-day bid-ask spreads for Shares.

Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Assets may decline in value due to factors affecting financial markets generally or particular asset classes or industries represented in the markets. The value of FLEX Options or other assets may also decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or due to factors that affect a particular issuer or issuers, country, group of countries, region, market, industry, group of industries, sector or asset class. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates will not have the same impact on all types of securities. Securities, including the Shares, are subject to market fluctuations and liquidity constraints that may be caused by such factors as economic, political, or regulatory developments, changes in interest rates, and/or perceived trends in securities prices. Shares of the Fund could decline in value or underperform other investments.

Non-Diversification Risk. The Fund is classified as “non-diversified” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the “Code”). The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error in the calculation of the Underlying ETF Caps and Cumulative Fund Cap, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund and its Adviser and Sub-Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.

Premium/Discount Risk. The Fund’s Shares trade on the Exchange at their market price rather than their NAV. The market price of the Fund’s Shares generally corresponds to movements in the Fund’s NAV as well as the relative supply and demand for Shares on the Exchange. The market price may be at, above or below the Fund’s NAV. Differences in market price and NAV of the Fund’s Shares may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the Fund’s holdings trading individually or in the aggregate at any point in time. These differences can be especially pronounced during times of market volatility or stress. During these periods, the demand for Shares may decrease considerably and cause the market price of Shares to deviate significantly from the Fund’s NAV.

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a regulated investment company (“RIC”) under Subchapter M of the Code. However, the federal income tax treatment of certain aspects of the proposed operations of the Fund are not entirely clear. This includes the tax aspects of the Fund’s options strategy, its hedging strategy, the possible application of the “straddle” rules, and various loss limitation provisions of the Code. If, in any year, the Fund fails to qualify as a RIC under the applicable tax laws, the Fund would be taxed as an ordinary corporation. The Fund intends to treat any income it may derive from the FLEX Options as “qualifying income” under the provisions of the Code applicable to RICs. In addition, based upon language in the legislative history, the Fund intends to treat the issuer of the FLEX Options as the referenced asset, which, assuming the referenced asset qualifies as a RIC, would allow the Fund to qualify for special rules in the RIC diversification requirements. If the income is not qualifying income or the issuer of the FLEX Options is not appropriately the referenced asset, the Fund could lose its own status as a RIC. The FLEX Options included in the portfolio are exchange-traded options. Under Section 1256 of the Code, certain types of exchange-traded options are treated as if they were sold (i.e., “marked to market”) at the end of each year. The Fund does not believe that the positions held by the Fund will be subject to Section 1256, which means that the positions will not be marked to market. In the event that a shareholder purchases Shares of the Fund shortly before a distribution by the Fund, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price.

Trading Issues Risk. Although the Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for such Shares will develop or be maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. Market makers are under no obligation to make a market in the Shares, and authorized participants are not obligated to submit purchase or redemption orders for Creation Units. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged.

Valuation Risk. During periods of reduced market liquidity or in the absence of readily available market quotations for the holdings of the Fund, the ability of the Fund to value the FLEX Options will become more difficult. In market environments where there is reduced availability of reliable objective pricing data, the judgment of the Fund’s investment adviser in determining the fair value of the security may play a greater role. While such determinations may be made in good faith, it may nevertheless be more difficult for the Fund to accurately assign a daily value.

The Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is classified as “non-diversified” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the “Code”). The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below illustrate the annual calendar year returns of the Fund based on NAV as well as the average annual Fund returns. The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year-to-year and by showing how the Fund’s average annual total returns based on NAV compare to those of the following broad-based market indices: the S&P 500 Total Return Index, the S&P 500 Price Return Index the Russell 2000® Price Return Index and the NASDAQ 100® Price Return Index. Both the S&P 500 Total Return Index and the S&P 500 Price Return Index have the same constituents in the same weights. However, the S&P 500 Total Return Index assumes that any dividends paid out by index constituents have been reinvested in the index and the S&P 500 Price Return Index, which measures only the price movements of index constituents, does not. Although the Outcomes the Fund seeks to provide are based upon the price performance of the Underlying ETFs, the returns of the S&P 500 Total Return Index have been provided in accordance with the requirements of Form N-1A of the 1940 Act. The Fund’s performance information is accessible on the Fund’s website at www.innovatoretfs.com.

The Fund’s highest quarterly return was 5.59% (quarter ended December 31, 2021) and the Fund’s lowest quarterly return was (15.49)% (quarter ended June 30 2022).

Average Annual Total Return as of December 31, 2022

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.innovatoretfs.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2021
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.59%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2022
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(15.49%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.

Innovator Triple Stacker ETF - October | Innovator Triple Stacker ETF - October
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.79%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.79%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 81
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	252
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	439
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 978
1 Year	rr_AverageAnnualReturnYear01	(17.80%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.91%
Innovator Triple Stacker ETF - October | Innovator Triple Stacker ETF - October | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(17.80%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.91%
Innovator Triple Stacker ETF - October | Innovator Triple Stacker ETF - October | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(10.54%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.46%
Innovator Triple Stacker ETF - October | Innovator Triple Stacker ETF - October | N A S D A Q 100 Price Return Index [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(32.97%)
Since Inception	rr_AverageAnnualReturnSinceInception	(1.88%)
Innovator Triple Stacker ETF - October | Innovator Triple Stacker ETF - October | S P 500 Total Return Index [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(18.11%)
Since Inception	rr_AverageAnnualReturnSinceInception	7.71%
Innovator Triple Stacker ETF - October | Innovator Triple Stacker ETF - October | S P 500 Price Return Index [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(19.44%)
Since Inception	rr_AverageAnnualReturnSinceInception	6.06%
Innovator Triple Stacker ETF - October | Innovator Triple Stacker ETF - October | Russell 2000 Price Return Index [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(21.56%)
Since Inception	rr_AverageAnnualReturnSinceInception	7.15%